UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05430

SSGA FUNDS

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service )	Copy to:

Joshua A. Weinberg Vice President and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (800) 997-7327

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

Item 1.	Schedule of Investments.

Quarterly Report

30 November 2015

SSGA Funds

SSGA Dynamic Small Cap Fund

SSGA Clarion Real Estate Fund

SSGA Enhanced Small Cap Fund

SSGA Emerging Markets Fund

SSGA International Stock Selection Fund

SSGA High Yield Bond Fund

SSGA Funds

Quarterly Report

November 30, 2015 (Unaudited)

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSGA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSGA

Dynamic Small Cap Fund

Schedule of Investments — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Common Stocks - 97.9%
Consumer Discretionary - 13.4%
AMC Entertainment Holdings, Inc. (Class A)	536	13,620
Asbury Automotive Group, Inc. (a)	1,674	125,717
Biglari Holdings, Inc. (a)	156	57,569
BJ’s Restaurants, Inc. (a)	2,150	98,470
Bob Evans Farms, Inc. (b)	564	22,475
Boyd Gaming Corp. (a)(b)	1,833	35,908
Bright Horizons Family Solutions, Inc. (a)(b)	1,916	127,088
Caleres, Inc.	3,881	109,056
Cato Corp. (Class A) (b)	2,588	101,657
Cheesecake Factory, Inc.	800	37,704
Children’s Place, Inc. (b)	1,671	80,743
Churchill Downs, Inc. (b)	1,016	149,301
Columbia Sportswear Co. (b)	1,859	87,057
Cooper-Standard Holding, Inc. (a)(b)	661	48,874
Cracker Barrel Old Country Store, Inc. (b)	923	116,224
Denny’s Corp. (a)(b)	9,217	88,852
DineEquity, Inc. (b)	1,208	102,487
Drew Industries, Inc.	1,132	68,407
Express, Inc. (a)(b)	4,659	77,992
Group 1 Automotive, Inc.	1,400	113,708
Haverty Furniture Cos., Inc. (b)	317	7,652
Helen of Troy, Ltd. (a)(b)	1,328	137,328
International Speedway Corp. (Class A) (b)	2,806	99,866
Isle of Capri Casinos, Inc. (a)	1,050	19,362
Jack in the Box, Inc.	1,958	145,166
La-Z-Boy, Inc.	1,132	30,349
Libbey, Inc.	2,467	61,897
Marcus Corp.	1,259	25,054
Marriott Vacations Worldwide Corp.	1,826	111,076
Metaldyne Performance Group, Inc.	2,279	51,323
National CineMedia, Inc.	6,251	99,203
Nautilus, Inc. (a)	1,008	19,364
Nutrisystem, Inc. (b)	2,612	59,919
Oxford Industries, Inc.	1,216	82,615
Papa John’s International, Inc. (b)	1,814	104,269
Pinnacle Entertainment, Inc. (a)	3,211	105,289
Popeyes Louisiana Kitchen, Inc. (a)(b)	1,741	100,734
Ruth’s Hospitality Group, Inc.	4,503	77,677
Shoe Carnival, Inc.	659	12,837
Skechers U.S.A., Inc. (Class A) (a)(b)	1,584	47,837
Sonic Corp.	3,490	101,419
Speedway Motorsports, Inc. (b)	901	17,561
Texas Roadhouse, Inc. (b)	1,322	46,270
Tower International, Inc.	3,144	96,395

	Principal Amount ($) or Shares	Value $
Unifi, Inc. (a)	448	13,364
Vail Resorts, Inc. (b)	1,301	156,901

		3,493,636

Consumer Staples - 3.4%
B&G Foods, Inc. (b)	1,558	58,861
Cal-Maine Foods, Inc. (b)	2,089	113,871
Casey’s General Stores, Inc.	1,502	174,638
Coca-Cola Bottling Co. Consolidated (b)	246	47,643
Fresh Del Monte Produce, Inc. (b)	2,717	118,760
HRG Group, Inc. (a)	2,719	37,223
Ingles Markets, Inc. (Class A) (b)	708	38,565
Medifast, Inc. (a)	657	19,920
Omega Protein Corp. (a)(b)	1,982	48,718
Revlon, Inc. (Class A) (a)	729	19,960
Snyder’s-Lance, Inc. (b)	2,444	90,599
SpartanNash Co.	3,323	71,843
USANA Health Sciences, Inc. (a)	276	36,968

		877,569

Energy - 1.2%
Adams Resources & Energy, Inc.	168	7,210
DHT Holdings, Inc. (b)	10,906	81,795
Nordic American Tankers, Ltd. (b)	7,542	111,622
Ship Finance International, Ltd. (b)	5,903	102,240
Teekay Tankers, Ltd. (Class A) (b)	3,143	22,127

		324,994

Financials - 29.9%
Acadia Realty Trust (b)(c)	3,390	113,701
AG Mortgage Investment Trust, Inc. (c)	1,465	21,653
Alexander’s, Inc. (c)	106	42,476
American Assets Trust, Inc. (c)	2,541	101,157
AMERISAFE, Inc.	1,703	91,690
Amtrust Financial Services, Inc. (b)	1,219	76,200
Apollo Commercial Real Estate Finance, Inc. (b)(c)	2,375	41,681
Apollo Residential Mortgage, Inc. (c)	1,212	15,732
Argo Group International Holdings, Ltd.	2,338	148,533
BancFirst Corp.	339	21,855
Banner Corp.	1,712	89,880
Berkshire Hills Bancorp, Inc. (b)	2,089	63,171
BGC Partners, Inc. (Class A)	14,074	127,862
Brookline Bancorp, Inc. (b)	6,741	79,139
Calamos Asset Management, Inc. (Class A)	962	9,149
Capitol Federal Financial, Inc. (b)	2,956	38,339

Dynamic Small Cap Fund	1

SSGA

Dynamic Small Cap Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Cardinal Financial Corp. (b)	2,670	65,682
Central Pacific Financial Corp. (b)	1,161	26,982
Chemical Financial Corp.	1,903	70,126
Chesapeake Lodging Trust (c)	1,671	45,384
City Holding Co.	926	46,226
Colony Capital, Inc. (Class A) (b)(c)	5,371	109,891
Community Trust Bancorp, Inc. (d)	803	29,470
Coresite Realty Corp. (b)(c)	2,094	122,646
CubeSmart (b)(c)	5,517	160,655
CyrusOne, Inc. (c)	3,634	131,406
Eagle Bancorp, Inc. (a)(b)	2,438	133,188
Employers Holdings, Inc.	3,967	108,736
Enstar Group, Ltd. (a)	281	43,305
Enterprise Financial Services Corp. (b)	825	24,173
EPR Properties (b)(c)	1,020	57,161
Equity One, Inc. (c)	4,095	111,507
FBL Financial Group, Inc. (Class A)	1,682	114,914
Fidelity & Guaranty Life (b)	3,760	96,557
First American Financial Corp. (b)(d)	4,833	190,614
First Busey Corp. (b)	876	19,263
First Citizens BancShares, Inc. (Class A) (b)	337	89,278
First Commonwealth Financial Corp. (b)	918	9,033
First Defiance Financial Corp.	442	18,356
First Financial Corp.	478	17,476
First Interstate Bancsystem, Inc.	1,026	31,201
First Merchants Corp. (b)	3,485	94,792
First Midwest Bancorp, Inc. (b)	6,286	122,828
First NBC Bank Holding Co. (a)	403	17,063
Franklin Street Properties Corp. (c)	7,199	75,374
Geo Group, Inc. (c)	3,537	103,705
German American Bancorp, Inc.	361	12,447
Great Southern Bancorp, Inc. (b)	462	23,497
Hanmi Financial Corp. (b)	2,840	74,124
Hanover Insurance Group, Inc.	610	51,606
Hatteras Financial Corp. (c)	2,288	32,215
HCI Group, Inc. (b)	674	26,374
Healthcare Realty Trust, Inc. (c)	4,360	118,548
Hilltop Holdings, Inc. (a)	4,840	107,980
Horace Mann Educators Corp. (b)	1,284	44,850
Horizon Bancorp	715	19,684
Hudson Pacific Properties, Inc. (b)(c)	4,143	118,780
Infinity Property & Casualty Corp.	725	61,988
INTL. FCStone, Inc. (a)	473	16,829
Investors Bancorp, Inc. (b)	6,221	79,753
Kansas City Life Insurance Co. (b)	387	19,319
KCG Holdings, Inc. (Class A) (a)(b)	4,050	52,286
Kennedy-Wilson Holdings, Inc.	1,770	46,197
Lakeland Financial Corp.	630	30,328
Maiden Holdings, Ltd. (b)	6,419	98,917

	Principal Amount ($) or Shares	Value $
MainSource Financial Group, Inc. (b)	1,384	31,860
Marcus & Millichap, Inc. (a)(b)	833	27,331
MarketAxess Holdings, Inc. (b)	1,524	162,733
Meridian Bancorp, Inc.	5,058	74,150
National General Holdings Corp.	1,231	26,971
National Western Life Group, Inc. (Class A) (b)	168	44,226
Navigators Group, Inc. (a)	1,004	86,605
Northfield Bancorp, Inc. (b)	3,921	62,462
NorthStar Realty Europe Corp. (a)(b)(c)	703	8,035
NorthStar Realty Finance Corp. (c)	2,111	38,082
Northwest Bancshares, Inc.	8,421	117,389
OneMain Holdings, Inc.	1,606	77,827
Oritani Financial Corp.	4,043	70,106
Pebblebrook Hotel Trust (b)(c)	3,224	102,684
PennyMac Mortgage Investment Trust (c)	5,005	83,283
Peoples Bancorp, Inc. (b)	389	8,021
Pinnacle Financial Partners, Inc.	1,306	70,955
Preferred Bank/Los Angeles CA	895	32,596
PrivateBancorp, Inc. (b)	3,822	168,588
Provident Financial Services, Inc.	2,926	61,095
PS Business Parks, Inc. (c)	1,412	124,849
Pzena Investment Management, Inc. (Class A)	834	8,090
RLJ Lodging Trust (c)	4,415	107,726
S&T Bancorp, Inc. (b)	1,809	61,361
Safety Insurance Group, Inc. (b)	1,344	75,277
Saul Centers, Inc. (c)	465	25,868
Selective Insurance Group, Inc.	3,177	109,638
Simmons First National Corp. (Class A) (b)	699	40,304
South State Corp. (b)	1,507	118,465
Sovran Self Storage, Inc. (c)	1,286	129,230
State Auto Financial Corp. (b)	876	20,332
State Bank Financial Corp. (b)	2,768	64,522
Stewart Information Services Corp. (b)	1,788	77,492
Strategic Hotels & Resorts, Inc. (a)(c)	5,139	72,768
Summit Hotel Properties, Inc. (c)	7,666	102,188
Sun Communities, Inc. (b)(c)	1,813	121,199
Sunstone Hotel Investors, Inc. (b)(c)	7,162	105,138
Territorial Bancorp, Inc. (b)	591	17,027
Third Point Reinsurance, Ltd. (a)(b)	866	12,306
Tompkins Financial Corp.	679	42,478
Towne Bank (b)	1,484	33,316
United Community Banks, Inc. (b)	4,588	95,797
United Fire Group, Inc. (b)	1,744	69,812
Universal Insurance Holdings, Inc. (b)	3,791	74,872

2	Dynamic Small Cap Fund

SSGA

Dynamic Small Cap Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Walker & Dunlop, Inc. (a)(b)	4,043	119,430
West Bancorp., Inc. (b)	500	10,365
Westwood Holdings Group, Inc.	274	15,988
Wintrust Financial Corp.	2,134	112,312
World Acceptance Corp. (a)(b)	1,152	49,697

		7,777,778

Health Care - 14.4%
ACADIA Pharmaceuticals, Inc. (a)(b)	1,006	38,178
Acceleron Pharma, Inc. (a)	293	12,561
Achillion Pharmaceuticals, Inc. (a)(b)	1,727	17,581
Acorda Therapeutics, Inc. (a)	579	22,112
Aegerion Pharmaceuticals, Inc. (a)(b)	434	4,444
Agenus, Inc. (a)(b)	1,174	5,999
Agios Pharmaceuticals, Inc. (a)(b)	244	15,760
Akebia Therapeutics, Inc. (a)	110	1,180
Alder Biopharmaceuticals, Inc. (a)(b)	156	5,813
Amedisys, Inc. (a)(b)	2,768	112,353
Amicus Therapeutics, Inc. (a)(b)	1,326	14,228
AMN Healthcare Services, Inc. (a)(b)	4,085	120,507
Amsurg Corp. (a)	1,545	129,873
Anacor Pharmaceuticals, Inc. (a)	812	94,785
Arena Pharmaceuticals, Inc. (a)(b)	3,507	8,382
ARIAD Pharmaceuticals, Inc. (a)(b)	1,672	10,718
Array BioPharma, Inc. (a)(b)	1,140	4,514
Asterias Biotherapeutics, Inc. (a)(b)	90	432
Atara Biotherapeutics, Inc. (a)(b)	131	5,148
BioCryst Pharmaceuticals, Inc. (a)	640	6,790
Cambrex Corp. (a)	2,486	133,324
Cantel Medical Corp. (b)	2,003	129,854
Celldex Therapeutics, Inc. (a)(b)	1,373	24,728
Cepheid, Inc. (a)(b)	930	33,424
Chemed Corp. (b)	1,107	171,020
Chimerix, Inc. (a)(b)	503	20,321
Clovis Oncology, Inc. (a)(b)	257	8,083
Coherus Biosciences, Inc. (a)(b)	214	6,499
CONMED Corp.	1,916	81,430
CTI BioPharma Corp. (a)(b)	1,926	2,369
CytRx Corp. (a)(b)	780	2,441
Diplomat Pharmacy, Inc. (a)(b)	1,554	54,592
Dyax Corp. (a)	1,775	59,747
Dynavax Technologies Corp. (a)	189	5,271
Eagle Pharmaceuticals, Inc. (a)(b)	58	5,315
Emergent Biosolutions, Inc. (a)(b)	299	11,263
Enanta Pharmaceuticals, Inc. (a)(b)	200	6,300
Ensign Group, Inc.	2,151	102,323

	Principal Amount ($) or Shares	Value $
Epizyme, Inc. (a)(b)	184	2,964
Esperion Therapeutics, Inc. (a)(b)	132	3,750
Exact Sciences Corp. (a)(b)	1,003	9,117
Exelixis, Inc. (a)(b)	1,387	7,934
FibroGen, Inc. (a)	450	13,383
Five Prime Therapeutics, Inc. (a)(b)	348	13,381
Foundation Medicine, Inc. (a)(b)	36	612
Galectin Therapeutics, Inc. (a)(b)	250	500
Galena Biopharma, Inc. (a)(b)	1,665	2,498
Geron Corp. (a)(b)	921	4,697
Greatbatch, Inc. (a)	550	31,922
Halozyme Therapeutics, Inc. (a)	1,183	21,057
Heron Therapeutics, Inc. (a)(b)	288	8,626
Heska Corp. (a)	525	18,265
ICU Medical, Inc. (a)	720	81,677
ImmunoGen, Inc. (a)	1,249	16,949
Immunomedics, Inc. (a)(b)	1,150	3,784
INC Research Holdings, Inc. (Class A) (a)	484	22,893
Inovio Pharmaceuticals, Inc. (a)(b)	1,187	8,796
Insmed, Inc. (a)(b)	673	10,977
Insys Therapeutics, Inc. (a)(b)	170	5,416
Integra LifeSciences Holdings Corp. (a)	1,677	105,165
Ironwood Pharmaceuticals, Inc. (a)(b)	1,304	15,909
Karyopharm Therapeutics, Inc. (a)(b)	182	3,403
Keryx Biopharmaceuticals, Inc. (a)(b)	1,251	7,218
Kite Pharma, Inc. (a)(b)	321	26,441
Lexicon Pharmaceuticals, Inc. (a)(b)	466	6,412
LHC Group, Inc. (a)	573	26,673
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	198	21,202
MacroGenics, Inc. (a)(b)	365	12,622
MannKind Corp. (a)(b)	2,490	4,980
Masimo Corp. (a)(b)	2,932	121,619
Merit Medical Systems, Inc. (a)	4,730	91,620
Merrimack Pharmaceuticals, Inc. (a)(b)	979	9,212
MiMedx Group, Inc. (a)(b)	1,104	9,892
Molina Healthcare, Inc. (a)(b)	202	12,173
Momenta Pharmaceuticals, Inc. (a)	591	10,555
Myriad Genetics, Inc. (a)	819	35,627
National Healthcare Corp. (b)	344	23,770
Natus Medical, Inc. (a)(b)	3,256	158,828
Navidea Biopharmaceuticals, Inc. (a)(b)	2,203	3,305
Neurocrine Biosciences, Inc. (a)	1,076	58,502
NewLink Genetics Corp. (a)(b)	213	7,796
Northwest Biotherapeutics, Inc. (a)(b)	738	3,410

Dynamic Small Cap Fund	3

SSGA

Dynamic Small Cap Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Novavax, Inc. (a)(b)	3,149	26,955
NuVasive, Inc. (a)	2,312	120,548
Omeros Corp. (a)(b)	190	3,012
Omnicell, Inc. (a)	2,831	85,383
OncoMed Pharmaceuticals, Inc. (a)(b)	173	3,953
Oncothyreon, Inc. (a)(b)	1,039	3,688
Ophthotech Corp. (a)(b)	240	15,257
Orexigen Therapeutics, Inc. (a)(b)	888	2,122
Organovo Holdings, Inc. (a)(b)	867	2,939
Orthofix International NV (a)	624	24,685
OvaScience, Inc. (a)(b)	176	1,660
Pacira Pharmaceuticals, Inc. (a)(b)	406	26,289
PDL BioPharma, Inc. (b)	1,628	6,162
Peregrine Pharmaceuticals, Inc. (a)(b)	2,439	3,146
PharMerica Corp. (a)	3,550	120,771
Phibro Animal Health Corp. (Class A) (b)	615	19,969
Portola Pharmaceuticals, Inc. (a)	625	31,006
PRA Health Sciences, Inc. (a)(b)	2,035	92,145
Prothena Corp. PLC (a)(b)	318	22,432
Providence Service Corp. (a)(b)	506	24,501
PTC Therapeutics, Inc. (a)(b)	405	12,166
Radius Health, Inc. (a)(b)	324	19,702
RadNet, Inc. (a)	2,766	17,149
Raptor Pharmaceutical Corp. (a)	835	5,277
Repligen Corp. (a)(b)	468	13,305
Retrophin, Inc. (a)	376	8,404
Rigel Pharmaceuticals, Inc. (a)(b)	1,601	5,251
Sage Therapeutics, Inc. (a)(b)	137	6,565
Sagent Pharmaceuticals, Inc. (a)	289	4,430
Sangamo Biosciences, Inc. (a)(b)	382	3,163
Sarepta Therapeutics, Inc. (a)(b)	479	17,608
Select Medical Holdings Corp. (b)	4,842	58,443
Sorrento Therapeutics, Inc. (a)(b)	220	1,762
Sucampo Pharmaceuticals, Inc. (Class A) (a)(b)	940	16,121
Supernus Pharmaceuticals, Inc. (a)	1,166	18,843
Surgical Care Affiliates, Inc. (a)(b)	2,228	82,815
Synergy Pharmaceuticals, Inc. (a)(b)	727	4,566
Synta Pharmaceuticals Corp. (a)(b)	823	352
TESARO, Inc. (a)(b)	241	12,301
Tetraphase Pharmaceuticals, Inc. (a)(b)	1,056	11,331
TG Therapeutics, Inc. (a)(b)	473	6,234
Threshold Pharmaceuticals, Inc. (a)(b)	737	2,572
Triple-S Management Corp. (Class B) (a)(b)	1,156	30,565
Ultragenyx Pharmaceutical, Inc. (a)	447	43,949
US Physical Therapy, Inc. (b)	541	28,586

	Principal Amount ($) or Shares	Value $
Vanda Pharmaceuticals, Inc. (a)(b)	705	6,951
Verastem, Inc. (a)(b)	294	667
Versartis, Inc. (a)	98	1,240
Wright Medical Group NV (a)	3,507	75,120
Xencor, Inc. (a)(b)	213	3,425
XOMA Corp. (a)(b)	1,737	2,310
ZIOPHARM Oncology, Inc. (a)(b)	1,373	17,959

		3,730,949

Industrials - 13.6%
ABM Industries, Inc.	3,472	103,014
Air Transport Services Group, Inc. (a)(b)	2,546	24,212
Aircastle, Ltd. (b)	4,782	100,231
Allegiant Travel Co. (b)	228	39,930
AMERCO, Inc.	193	78,242
American Woodmark Corp. (a)	393	32,230
Apogee Enterprises, Inc.	2,317	116,360
Argan, Inc. (b)	1,198	47,093
Atlas Air Worldwide Holdings, Inc. (a)	2,697	111,440
Comfort Systems USA, Inc.	4,398	139,593
Deluxe Corp. (b)	2,530	148,385
Dycom Industries, Inc. (a)(b)	1,971	172,226
EMCOR Group, Inc.	2,750	138,600
ESCO Technologies, Inc.	1,744	68,417
Federal Signal Corp.	6,675	112,541
G&K Services, Inc. (Class A) (b)	1,615	107,672
Insperity, Inc. (b)	2,044	88,219
Interface, Inc.	4,569	90,832
JetBlue Airways Corp. (a)(b)	2,902	71,795
John Bean Technologies Corp.	2,479	121,223
Kadant, Inc.	441	19,100
Kaman Corp. (b)	694	27,857
Knoll, Inc.	5,802	129,269
Korn/Ferry International	3,814	140,355
Lydall, Inc. (a)(b)	953	34,708
Masonite International Corp. (a)	1,719	113,385
Matson, Inc. (b)	3,150	162,886
Matthews International Corp. (Class A)	661	39,534
Multi-Color Corp. (b)	1,506	94,140
MYR Group, Inc. (a)	948	20,098
Navigant Consulting, Inc. (a)	4,262	74,585
On Assignment, Inc. (a)	2,970	138,640
PAM Transportation Services, Inc. (a)(b)	200	6,178
Park-Ohio Holdings Corp.	2,030	85,260
Patrick Industries, Inc. (a)	1,342	55,599
Quad Graphics, Inc. (b)	1,065	10,991
RPX Corp. (a)(b)	5,570	77,256
SkyWest, Inc. (b)	6,488	133,718

4	Dynamic Small Cap Fund

SSGA

Dynamic Small Cap Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

TrueBlue, Inc. (a)	3,511	102,837
Universal Forest Products, Inc.	1,538	118,826
Viad Corp.	820	25,313

		3,522,790

Information Technology - 13.0%
Advanced Energy Industries, Inc. (a)	2,584	75,375
AVG Technologies NV (a)(b)	2,126	44,837
Badger Meter, Inc. (b)	448	27,252
Bel Fuse, Inc. (Class B) (b)	619	12,826
Blackbaud, Inc. (b)	935	57,764
Blackhawk Network Holdings, Inc. (a)(b)	3,119	147,685
CACI International, Inc. (Class A) (a)	483	48,425
comScore, Inc. (a)(b)	1,320	55,572
Comtech Telecommunications Corp.	626	13,791
Convergys Corp. (b)	3,495	90,031
CSG Systems International, Inc. (b)	2,157	77,070
Cypress Semiconductor Corp. (a)(b)	6,933	75,015
EarthLink Holdings Corp. (b)	9,734	89,455
Ebix, Inc. (b)	3,042	114,105
Ellie Mae, Inc. (a)(b)	1,709	109,102
EPAM Systems, Inc. (a)	1,358	106,915
ePlus, Inc. (a)	530	46,741
Euronet Worldwide, Inc. (a)	1,104	85,803
ExlService Holdings, Inc. (a)	2,739	128,103
Fair Isaac Corp.	1,515	144,304
GSI Group, Inc. (a)	1,655	23,716
Hackett Group, Inc.	1,768	33,486
HubSpot, Inc. (a)	1,027	55,674
II-VI, Inc. (a)	4,972	92,579
Imperva, Inc. (a)(b)	1,705	127,244
Ixia (a)	5,551	72,496
LogMeIn, Inc. (a)(b)	663	47,351
Manhattan Associates, Inc. (a)	1,595	122,177
Mantech International Corp. (Class A)	756	25,318
MAXIMUS, Inc. (b)	1,179	66,908
MicroStrategy, Inc. (Class A) (a)	672	116,505
MKS Instruments, Inc.	2,192	80,819
MoneyGram International, Inc. (a)(b)	454	3,986
Multi-Fineline Electronix, Inc. (a)	673	16,610
NIC, Inc.	3,497	71,374
OSI Systems, Inc. (a)	471	44,100
PC Connection, Inc. (a)(b)	1,069	23,860
Pegasystems, Inc.	1,966	58,076
Progress Software Corp. (a)	2,462	59,063
RealPage, Inc. (a)	2,679	59,501

	Principal Amount ($) or Shares	Value $
Science Applications International Corp. (b)	2,159	108,468
SS&C Technologies Holdings, Inc. (b)	1,048	75,351
Stamps.com, Inc. (a)(b)	1,719	174,238
Sykes Enterprises, Inc. (a)	5,191	165,178
TeleTech Holdings, Inc.	931	27,018
Web.com Group, Inc. (a)(b)	2,924	70,790

		3,372,057

Materials - 2.2%
Chase Corp. (b)	716	31,790
Clearwater Paper Corp. (a)	1,854	90,494
Graphic Packaging Holding Co.	5,104	69,772
Hawkins, Inc.	442	18,122
Headwaters, Inc. (a)	1,635	31,343
Kaiser Aluminum Corp.	1,320	113,150
Neenah Paper, Inc. (b)	1,775	117,984
Stepan Co.	1,405	73,144
US Concrete, Inc. (a)(b)	516	30,305

		576,104

Telecommunication Services - 1.1%
Atlantic Tele-Network, Inc. (b)	1,296	101,956
Inteliquent, Inc.	1,366	26,241
Premiere Global Services, Inc. (a)	2,070	28,711
Vonage Holdings Corp. (a)	21,307	137,430

		294,338

Utilities - 5.7%
American States Water Co.	3,086	129,087
Avista Corp. (b)	3,656	126,534
Chesapeake Utilities Corp.	814	43,378
Connecticut Water Service, Inc. (b)	487	17,683
IDACORP, Inc. (b)	2,530	172,141
Laclede Group, Inc. (b)	1,700	99,212
MGE Energy, Inc. (b)	1,629	70,813
New Jersey Resources Corp.	4,612	138,591
Northwest Natural Gas Co. (b)	2,381	116,193
ONE Gas, Inc. (b)	1,457	71,029
Ormat Technologies, Inc. (b)	2,803	103,010
Piedmont Natural Gas Co., Inc.	1,710	99,436
Portland General Electric Co. (b)	1,613	59,552
Southwest Gas Corp.	1,054	59,108
Unitil Corp.	584	20,516
WGL Holdings, Inc. (b)	2,372	146,258

		1,472,541

Total Common Stocks (cost $22,397,611)		25,442,756

Dynamic Small Cap Fund	5

SSGA

Dynamic Small Cap Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Rights - 0.0% (e)
Health Care - 0.0% (e)
Durata Therapeutics, Inc. (CVR) (expiring 12/31/18) (a)(f) (cost $0)	224	186

Warrant - 0.0% (e)
Health Care - 0.0% (e)
BIOTIME, Inc. (expiring 10/01/18) (a)(b) (cost $109)	110	91

Short-Term Investments - 22.4%
SSGA U.S. Government Money Market Fund 0.00% (d)(g)(h)	511,706	511,706
State Street Navigator Securities Lending Prime Portfolio (h)(i)	5,296,805	5,296,805

Total Short-Term Investments (cost $5,808,511)		5,808,511

Total Investments - 120.3% (cost $28,206,231)		31,251,544

Other Assets and Liabilities, Net - (20.3)%		(5,272,733)

Net Assets - 100.0%		25,978,811

Footnotes:

(a)	Non-income producing security
(b)	All or a portion of the shares of this security are on loan.
(c)	Real Estate Investment Trust (REIT)
(d)	All or a portion of the shares of this security are held as collateral for futures contracts purchased by the Fund.
(e)	Less than 0.05% of net assets
(f)	Security is fair valued at fair value as determined in good faith by the Trust in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. Represents $186 or 0.0% of net assets (see accompanying Notes to Quarterly Report).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Quarterly Report).
(i)	Investments of cash collateral for securities loaned.

Abbreviations:

CVR - Contingent Value Rights

PLC - Public Limited Company

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation $

Long Positions
Russell 2000 Mini Index Futures	3	USD	358,770	12/15	6,534

Total Unrealized Appreciation on Open Futures Contracts					6,534

Presentation of Portfolio Holdings — November 30, 2015 (Unaudited)

	Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,493,636	$—	$—	$3,493,636	13.4
Consumer Staples	877,569	—	—	877,569	3.4
Energy	324,994	—	—	324,994	1.2
Financials	7,777,778	—	—	7,777,778	29.9
Health Care	3,730,949	—	—	3,730,949	14.4
Industrials	3,522,790	—	—	3,522,790	13.6
Information Technology	3,372,057	—	—	3,372,057	13.0
Materials	576,104	—	—	576,104	2.2

See accompanying notes which are an integral part of the quarterly report.

6	Dynamic Small Cap Fund

SSGA

Dynamic Small Cap Fund

Presentation of Portfolio Holdings, continued — November 30, 2015 (Unaudited)

	Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Telecommunication Services	$294,338	$—	$—	$294,338	1.1
Utilities	1,472,541	—	—	1,472,541	5.7
Rights
Health Care	—	—	186	186	0.0	**
Warrants
Health Care	91	—	—	91	0.0	**
Short-Term Investments	5,808,511	—	—	5,808,511	22.4

Total Investments	$31,251,358	$—	$186	$31,251,544	120.3

Other Assets and Liabilities, Net					(20.3)

					100.0

Assets:
Other Financial Instruments***
Futures Contracts	$6,534	$—	$—	$6,534	0.0	**

Total Other Financial Instruments	$6,534	$—	$—	$6,534	0.0	**

*	For a description of the levels see the Notes to Quarterly Report. There were no material transfers in and out of Levels 1, 2 and 3 during the period ended November 30, 2015. The transfers that did occur were the result of fair value pricing using significant unobservable inputs.
**	Less than 0.05% of net assets.
***	Other financial instruments reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation) on the instruments.

See accompanying notes which are an integral part of the quarterly report.

Dynamic Small Cap Fund	7

SSGA

Clarion Real Estate Fund

Schedule of Investments — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Common Stocks - 99.7%
Diversified REITs - 3.0%
Vornado Realty Trust	13,538	1,309,937

Health Care REITs - 5.5%
Welltower, Inc.	38,495	2,432,499

Industrial REITs - 6.4%
DCT Industrial Trust, Inc.	18,275	697,557
ProLogis	49,224	2,104,326

		2,801,883

Office REITs - 20.3%
Alexandria Real Estate Equities, Inc. (a)	10,600	976,154
Boston Properties, Inc.	13,755	1,719,237
Brandywine Realty Trust	21,800	299,968
Digital Realty Trust, Inc. (a)	12,522	902,961
Douglas Emmett, Inc.	15,623	484,001
Duke Realty Corp.	34,608	704,273
Highwoods Properties, Inc. (a)	10,700	466,092
Kilroy Realty Corp. (a)	15,200	1,014,296
Paramount Group, Inc.	22,700	417,226
QTS Realty Trust, Inc. (Class A) (a)	9,213	388,973
SL Green Realty Corp. (a)	13,598	1,605,652

		8,978,833

Residential REITs - 22.5%
American Residential Properties, Inc. (a)	10,500	183,645
AvalonBay Communities, Inc.	12,408	2,255,650
Equity Residential	45,339	3,618,959
Essex Property Trust, Inc.	6,637	1,531,753
Post Properties, Inc.	8,100	477,576
Sun Communities, Inc. (a)	7,400	494,690
UDR, Inc. (a)	37,262	1,375,341

		9,937,614

Retail REITs - 25.5%
DDR Corp. (a)	48,700	830,335
General Growth Properties, Inc.	81,400	2,073,258
Kimco Realty Corp.	51,829	1,352,218
Kite Realty Group Trust (a)	13,100	352,521
Macerich Co. (a)	3,880	303,222
Pennsylvania Real Estate Investment Trust (a)	13,500	291,060
Ramco-Gershenson Properties Trust (a)	23,000	388,010
Regency Centers Corp.	12,200	822,036

	Principal Amount ($) or Shares	Value $
Simon Property Group, Inc.	26,125	4,865,520

		11,278,180

Specialized REITs - 16.5%
CubeSmart	28,100	818,272
DiamondRock Hospitality Co.	38,200	425,166
Equinix, Inc. (a)	1,018	301,837
Healthcare Realty Trust, Inc.	20,126	547,226
Host Hotels & Resorts, Inc. (a)	89,452	1,484,903
Pebblebrook Hotel Trust (a)	15,900	506,415
Public Storage	10,741	2,578,484
Sunstone Hotel Investors, Inc. (a)	41,986	616,355

		7,278,658

Total Common Stocks (cost $31,351,008)		44,017,604

Short-Term Investments - 7.1%
SSGA Prime Money Market Fund 0.09% (b)(c)	183,566	183,566
State Street Navigator Securities Lending Prime Portfolio (c)(d)	2,972,636	2,972,636

Total Short-Term Investments (cost $3,156,202)		3,156,202

Total Investments - 106.8% (cost $34,507,210)		47,173,806

Other Assets and Liabilities, Net - (6.8)%		(3,015,169)

Net Assets - 100.0%		44,158,637

Footnotes:

(a)	All or a portion of the shares of this security are on loan.
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Quarterly Report).
(d)	Investments of cash collateral for securities loaned

Abbreviation:

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of the quarterly report.

8	Clarion Real Estate Fund

SSGA

Clarion Real Estate Fund

Presentation of Portfolio Holdings — November 30, 2015 (Unaudited)

	Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Diversified REITs	$1,309,937	$—	$—	$1,309,937	3.0
Health Care REITs	2,432,499	—	—	2,432,499	5.5
Industrial REITs	2,801,883	—	—	2,801,883	6.4
Office REITs	8,978,833	—	—	8,978,833	20.3
Residential REITs	9,937,614	—	—	9,937,614	22.5
Retail REITs	11,278,180	—	—	11,278,180	25.5
Specialized REITs	7,278,658	—	—	7,278,658	16.5
Short-Term Investments	3,156,202	—	—	3,156,202	7.1

Total Investments	$47,173,806	$—	$—	$47,173,806	106.8

Other Assets and Liabilities, Net					(6.8)

					100.0

*	For a description of the levels see the Notes to Quarterly Report. There were no transfers in and out of Levels 1, 2 and 3 during the period ended November 30, 2015.

See accompanying notes which are an integral part of the quarterly report.

Clarion Real Estate Fund	9

SSGA

Enhanced Small Cap Fund

Schedule of Investments — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Common Stocks - 97.5%
Consumer Discretionary - 13.1%
American Axle & Manufacturing Holdings, Inc. (a)	486	11,061
American Eagle Outfitters, Inc.	9,750	151,808
Apollo Education Group, Inc. (a)	1,135	8,013
Big Lots, Inc.	1,347	60,602
Bloomin’ Brands, Inc.	4,410	76,337
Bob Evans Farms, Inc.	3,528	140,591
Bravo Brio Restaurant Group, Inc. (a)	2,085	22,247
Build-A-Bear Workshop, Inc. (a)	3,722	47,865
Burlington Stores, Inc. (a)	3,582	172,330
Caleres, Inc.	6,249	175,597
Capella Education Co.	392	18,816
Carmike Cinemas, Inc. (a)	289	6,315
Carrols Restaurant Group, Inc. (a)	759	9,138
Cato Corp. (Class A)	3,267	128,328
Cheesecake Factory, Inc.	181	8,531
Chico’s FAS, Inc.	10,271	123,252
Citi Trends, Inc.	201	3,986
Collectors Universe, Inc.	444	7,086
Cooper Tire & Rubber Co.	3,881	162,963
Culp, Inc.	1,202	33,872
Dana Holding Corp.	8,088	132,967
Dave & Buster’s Entertainment, Inc. (a)	455	17,445
Denny’s Corp. (a)	14,211	136,994
Destination XL Group, Inc. (a)	2,372	11,860
Diamond Resorts International, Inc. (a)	293	8,236
Express, Inc. (a)	5,627	94,196
Genesco, Inc. (a)	168	9,099
Gerber Scientific, Inc. (a)(b)	600	—
Global Eagle Entertainment, Inc. (a)	3,462	37,493
Grand Canyon Education, Inc. (a)	1,346	53,329
Gray Television, Inc. (a)	9,983	167,215
Guess?, Inc.	383	7,541
Harte-Hanks, Inc.	9,215	34,648
Haverty Furniture Cos., Inc.	2,570	62,040
Helen of Troy, Ltd. (a)	1,948	201,443
HSN, Inc.	1,066	53,193
Interval Leisure Group, Inc.	487	7,607
Intrawest Resorts Holdings, Inc. (a)	6,349	58,411
Jack in the Box, Inc.	2,307	171,041
Johnson Outdoors, Inc. (Class A)	467	11,208
K12, Inc. (a)	6,717	68,110
Kirkland’s, Inc.	2,022	29,744
La Quinta Holdings, Inc. (a)	7,921	118,736
La-Z-Boy, Inc.	6,304	169,010
Malibu Boats, Inc. (Class A) (a)	8,577	133,115
Marcus Corp.	2,289	45,551

	Principal Amount ($) or Shares	Value $
Monarch Casino & Resort, Inc. (a)	1,600	35,872
National CineMedia, Inc.	11,144	176,855
Nautilus, Inc. (a)	247	4,745
New Media Investment Group, Inc.	213	3,879
New York Times Co. (Class A)	509	7,167
Nutrisystem, Inc.	1,025	23,514
Oxford Industries, Inc.	2,486	168,899
Papa John’s International, Inc.	128	7,357
Pinnacle Entertainment, Inc. (a)	113	3,705
Reading International, Inc. (Class A) (a)	1,035	14,935
Regis Corp. (a)	5,409	90,114
Ruby Tuesday, Inc. (a)	3,275	18,111
Ruth’s Hospitality Group, Inc.	9,892	170,637
Scholastic Corp.	192	8,202
Shoe Carnival, Inc.	2,236	43,557
Smith & Wesson Holding Corp. (a)	304	5,575
Stein Mart, Inc.	2,634	20,361
Steven Madden, Ltd. (a)	219	6,986
Stoneridge, Inc. (a)	5,445	79,660
Tenneco, Inc. (a)	66	3,556
Texas Roadhouse, Inc.	164	5,740
Tilly’s, Inc. (Class A) (a)	6,366	39,278
Time, Inc.	1,490	24,794
Tower International, Inc.	4,194	128,588
TRI Pointe Group, Inc. (a)	2,235	31,178
Unifi, Inc. (a)	811	24,192
Weight Watchers International, Inc. (a)	512	13,507
Wolverine World Wide, Inc.	3,911	71,141

		4,441,075

Consumer Staples - 3.4%
Cal-Maine Foods, Inc.	2,902	158,188
Dean Foods Co.	6,595	123,722
Fresh Del Monte Produce, Inc.	3,239	141,577
Fresh Market, Inc. (a)	187	4,484
Ingles Markets, Inc. (Class A)	1,102	60,026
J&J Snack Foods Corp.	69	8,051
Lancaster Colony Corp.	220	25,577
Medifast, Inc. (a)	2,407	72,980
Nutraceutical International Corp. (a)	1,598	39,918
Post Holdings, Inc. (a)	416	28,920
PriceSmart, Inc.	62	5,778
Sanderson Farms, Inc.	1,055	78,925
Seaboard Corp. (a)	16	52,800
SpartanNash Co.	5,766	124,661
SUPERVALU, Inc. (a)	21,705	145,858
TreeHouse Foods, Inc. (a)	676	58,447
Village Super Market, Inc. (Class A)	198	5,128

10	Enhanced Small Cap Fund

SSGA

Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Weis Markets, Inc.	874	36,210

		1,171,250

Energy - 3.4%
Adams Resources & Energy, Inc.	542	23,263
Alon USA Energy, Inc.	7,707	135,566
Archrock, Inc.	489	5,169
Basic Energy Services, Inc. (a)	1,112	4,437
Callon Petroleum Co. (a)	9,268	87,953
Carrizo Oil & Gas, Inc. (a)	827	33,394
DHT Holdings, Inc.	628	4,710
Energy XXI Bermuda, Ltd.	4,342	6,817
Exterran Corp. (a)	244	3,994
Forum Energy Technologies, Inc. (a)	8,138	127,441
Frontline, Ltd. (a)	2,915	8,832
Gastar Exploration, Inc. (a)	3,380	3,718
Halcon Resources Corp. (a)	8,082	4,930
Matador Resources Co. (a)	230	5,911
Matrix Service Co. (a)	2,988	68,694
McDermott International, Inc. (a)	664	2,942
Natural Gas Services Group, Inc. (a)	406	9,427
Navios Maritime Acquisition Corp.	25,607	86,552
Newpark Resources, Inc. (a)	730	4,745
North Atlantic Drilling, Ltd. (a)	12,751	7,000
Northern Oil and Gas, Inc. (a)	2,951	15,139
Oil States International, Inc. (a)	1,617	51,291
Pacific Ethanol, Inc. (a)	6,909	34,476
Par Pacific Holdings, Inc. (a)	2,563	64,203
Parker Drilling Co. (a)	17,507	48,144
Parsley Energy, Inc. (Class A) (a)	209	4,107
Pioneer Energy Services Corp. (a)	28,611	72,386
REX American Resources Corp. (a)	637	40,036
W&T Offshore, Inc.	1,045	3,919
Western Refining, Inc.	4,332	196,066

		1,165,262

Financials - 25.0%
1st Source Corp.	309	10,447
AG Mortgage Investment Trust, Inc. (c)	2,735	40,423
Agree Realty Corp. (c)	112	3,756
Alexander’s, Inc. (c)	15	6,011
Altisource Asset Management Corp. (a)	252	4,274
Altisource Portfolio Solutions SA (a)	1,813	52,160
Altisource Residential Corp. (c)	657	8,699
American Assets Trust, Inc. (c)	90	3,583
American Capital Mortgage Investment Corp. (c)	4,007	60,065

	Principal Amount ($) or Shares	Value $
AMERISAFE, Inc.	1,653	88,998
Anworth Mortgage Asset Corp. (c)	30,573	147,056
Apollo Commercial Real Estate Finance, Inc. (c)	8,905	156,283
Apollo Residential Mortgage, Inc. (c)	11,101	144,091
Ares Commercial Real Estate Corp. (c)	9,107	117,207
Argo Group International Holdings, Ltd.	1,836	116,641
Armada Hoffler Properties, Inc. (c)	5,767	65,109
ARMOUR Residential REIT, Inc. (c)	7,455	157,524
Ashford Hospitality Trust, Inc. (c)	836	5,877
Banc of California, Inc.	584	8,772
Berkshire Hills Bancorp, Inc.	5,715	172,822
BGC Partners, Inc. (Class A)	19,607	178,130
Brookline Bancorp, Inc.	11,845	139,060
Capital City Bank Group, Inc.	208	3,276
Capitol Federal Financial, Inc.	14,968	194,135
Capstead Mortgage Corp. (c)	11,932	113,235
Cash America International, Inc.	549	18,529
CatchMark Timber Trust, Inc. (Class A) (c)	363	4,120
Cathay General Bancorp	2,479	85,079
CenterState Banks, Inc.	6,192	98,700
Central Pacific Financial Corp.	1,386	32,211
Chambers Street Properties (c)	544	4,091
Chatham Lodging Trust (c)	337	7,680
Chemical Financial Corp.	1,686	62,129
CNO Financial Group, Inc.	11,053	223,602
Colony Capital, Inc. (Class A) (c)	307	6,281
Columbia Banking System, Inc.	118	4,194
ConnectOne Bancorp, Inc.	178	3,473
CorEnergy Infrastructure Trust, Inc. (c)	2,620	13,231
Cousins Properties, Inc. (c)	7,019	68,997
Cowen Group, Inc. (Class A) (a)	794	3,772
CU Bancorp (a)	124	3,338
CubeSmart (c)	358	10,425
CyrusOne, Inc. (c)	5,681	205,425
CYS Investments, Inc. (c)	18,483	140,101
DCT Industrial Trust, Inc. (c)	101	3,855
DiamondRock Hospitality Co. (c)	1,107	12,321
Dynex Capital, Inc. (c)	888	6,101
EMC Insurance Group, Inc.	498	13,008
Enova International, Inc. (a)	1,090	8,197
Equity One, Inc. (c)	1,062	28,918
Essent Group, Ltd. (a)	2,401	59,353
EverBank Financial Corp.	517	8,923
F.N.B. Corp.	5,557	80,688
Federated National Holding Co.	174	4,975

Enhanced Small Cap Fund	11

SSGA

Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Fidelity & Guaranty Life	129	3,313
Fidelity Southern Corp.	207	4,682
Fifth Street Asset Management, Inc.	793	3,616
First American Financial Corp.	130	5,127
First Bancorp	1,553	30,268
First Busey Corp.	747	16,427
First Business Financial Services, Inc.	468	12,131
First Commonwealth Financial Corp.	16,338	160,766
First Community Bancshares, Inc.	540	11,016
First Defiance Financial Corp.	440	18,273
First Financial Bancorp	511	10,297
First Midwest Bancorp, Inc.	9,354	182,777
First NBC Bank Holding Co. (a)	3,955	167,455
FirstMerit Corp.	6,066	122,715
Flushing Financial Corp.	1,285	29,259
Franklin Financial Network, Inc. (a)	584	18,980
Fulton Financial Corp.	14,013	202,768
Gain Capital Holdings, Inc.	3,501	28,918
Geo Group, Inc. (c)	132	3,870
German American Bancorp, Inc.	324	11,172
Great Southern Bancorp, Inc.	396	20,141
Great Western Bancorp, Inc.	5,753	173,856
Hallmark Financial Services, Inc. (a)	573	7,306
Hancock Holding Co.	465	13,541
Hanmi Financial Corp.	148	3,863
Hatteras Financial Corp. (c)	10,727	151,036
HCI Group, Inc.	269	10,526
Heartland Financial USA, Inc.	776	29,573
Heritage Financial Corp.	758	14,842
Heritage Insurance Holdings, Inc. (a)	1,910	42,899
Heritage Oaks Bancorp	485	4,040
HFF, Inc. (Class A)	3,871	133,046
Hilltop Holdings, Inc. (a)	8,477	189,122
Home BancShares, Inc.	74	3,339
HomeStreet, Inc. (a)	2,183	47,306
HomeTrust Bancshares, Inc. (a)	275	5,497
Horace Mann Educators Corp.	1,922	67,135
Horizon Bancorp	183	5,038
Hudson Pacific Properties, Inc. (c)	175	5,017
IBERIABANK Corp.	376	23,827
Independent Bank Corp.	349	5,413
International Bancshares Corp.	678	20,686
Invesco Mortgage Capital, Inc. (c)	13,159	176,594
Investors Bancorp, Inc.	267	3,423
James River Group Holdings, Ltd.	1,309	42,019
KCG Holdings, Inc. (Class A) (a)	2,514	32,456
Kemper Corp.	218	8,962
Kite Realty Group Trust (c)	7,281	195,932

	Principal Amount ($) or Shares	Value $
Ladder Capital Corp. (c)	537	7,599
Ladenburg Thalmann Financial Services, Inc. (a)	7,210	22,711
Lakeland Bancorp, Inc.	1,038	12,549
Mack-Cali Realty Corp. (c)	1,722	40,467
Maiden Holdings, Ltd.	10,493	161,697
MainSource Financial Group, Inc.	1,925	44,313
Marcus & Millichap, Inc. (a)	211	6,923
MB Financial, Inc.	1,261	45,068
Mercantile Bank Corp.	424	10,969
Meta Financial Group, Inc.	1,583	71,235
MGIC Investment Corp. (a)	1,682	16,046
MidWestOne Financial Group, Inc.	240	7,620
National Bank Holdings Corp. (Class A)	148	3,360
National General Holdings Corp.	184	4,031
Navigators Group, Inc. (a)	62	5,348
Nelnet, Inc. (Class A)	152	5,016
New Residential Investment Corp. (c)	14,279	181,629
New York Mortgage Trust, Inc. (c)	1,653	9,587
OceanFirst Financial Corp.	702	13,872
Old National Bancorp	2,030	29,942
OM Asset Management PLC	9,562	155,000
Oritani Financial Corp.	2,231	38,686
Pacific Premier Bancorp, Inc. (a)	450	10,544
Parkway Properties, Inc. (c)	559	9,548
Patriot National, Inc. (a)	272	3,966
PennyMac Financial Services, Inc. (Class A) (a)	1,709	27,737
PennyMac Mortgage Investment Trust (c)	10,861	180,727
Peoples Bancorp, Inc.	329	6,784
PHH Corp. (a)	4,359	73,972
Piper Jaffray Cos. (a)	648	26,263
Preferred Bank/Los Angeles CA	1,753	63,844
Primerica, Inc.	384	19,676
Provident Financial Services, Inc.	2,503	52,263
QCR Holdings, Inc.	280	6,776
RLJ Lodging Trust (c)	2,393	58,389
Saul Centers, Inc. (c)	894	49,733
Select Income REIT (c)	253	5,197
Selective Insurance Group, Inc.	271	9,352
Silver Bay Realty Trust Corp. (c)	7,107	111,793
Simmons First National Corp. (Class A)	920	53,047
Southwest Bancorp, Inc.	2,358	43,623
STAG Industrial, Inc. (c)	190	3,876
State Bank Financial Corp.	188	4,382
Stewart Information Services Corp.	159	6,891
Stonegate Bank	99	3,348
Suffolk Bancorp	110	3,260

12	Enhanced Small Cap Fund

SSGA

Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Summit Hotel Properties, Inc. (c)	919	12,250
Sunstone Hotel Investors, Inc. (c)	12,087	177,437
Third Point Reinsurance, Ltd. (a)	638	9,066
Trico Bancshares	193	5,655
Triumph Bancorp, Inc. (a)	359	6,257
Umpqua Holdings Corp.	12,613	226,025
Union Bankshares Corp.	2,419	64,950
United Community Banks, Inc.	496	10,356
United Community Financial Corp.	2,682	15,770
United Financial Bancorp, Inc.	4,840	67,324
United Fire Group, Inc.	1,279	51,198
Universal Health Realty Income Trust (c)	71	3,741
Universal Insurance Holdings, Inc.	3,778	74,615
Univest Corp. of Pennsylvania	528	11,025
Webster Financial Corp.	1,250	50,262
Western Alliance Bancorp (a)	3,269	126,805
Westwood Holdings Group, Inc.	323	18,847
Wilshire Bancorp, Inc.	10,340	127,596
Yadkin Financial Corp.	133	3,497

		8,490,951

Health Care - 15.0%
Addus HomeCare Corp. (a)	356	8,113
Advaxis, Inc. (a)	414	4,997
Affymetrix, Inc. (a)	3,998	37,861
Alder Biopharmaceuticals, Inc. (a)	118	4,397
Alliance HealthCare Services, Inc. (a)	1,108	9,983
AMAG Pharmaceuticals, Inc. (a)	1,939	51,616
Amsurg Corp. (a)	77	6,473
Anika Therapeutics, Inc. (a)	126	5,287
Antares Pharma, Inc. (a)	2,658	3,482
Anthera Pharmaceuticals, Inc. (a)	866	4,928
Arena Pharmaceuticals, Inc. (a)	39,373	94,102
ARIAD Pharmaceuticals, Inc. (a)	15,323	98,220
Array BioPharma, Inc. (a)	6,618	26,207
Atrion Corp.	25	10,523
Axovant Sciences, Ltd. (a)	816	15,488
BioCryst Pharmaceuticals, Inc. (a)	5,352	56,785
BioSpecifics Technologies Corp. (a)	383	18,556
Cambrex Corp. (a)	3,616	193,926
Cantel Medical Corp.	600	38,898
Cara Therapeutics, Inc. (a)	558	9,235
Catalent, Inc. (a)	3,554	98,979
Catalyst Pharmaceuticals, Inc. (a)	11,056	30,017
Cempra, Inc. (a)	2,670	85,200
Cepheid, Inc. (a)	94	3,378
Chimerix, Inc. (a)	2,251	90,940
Civitas Solutions, Inc. (a)	2,805	73,519
Collegium Pharmaceutical, Inc. (a)	258	4,899

	Principal Amount ($) or Shares	Value $
CONMED Corp.	127	5,398
Corvel Corp. (a)	121	4,689
Cross Country Healthcare, Inc. (a)	686	12,520
Cynosure, Inc. (Class A) (a)	1,657	69,693
Depomed, Inc. (a)	173	3,363
Emergent Biosolutions, Inc. (a)	1,820	68,559
Enanta Pharmaceuticals, Inc. (a)	2,328	73,332
Ensign Group, Inc.	790	37,580
Exelixis, Inc. (a)	4,244	24,276
Five Star Quality Care, Inc. (a)	8,826	31,685
GenMark Diagnostics, Inc. (a)	1,075	8,568
Geron Corp. (a)	4,470	22,797
Globus Medical, Inc. (Class A) (a)	198	5,372
Greatbatch, Inc. (a)	667	38,713
Halozyme Therapeutics, Inc. (a)	311	5,536
HealthEquity, Inc. (a)	114	3,762
HealthSouth Corp.	5,939	208,993
Healthways, Inc. (a)	278	3,689
Heron Therapeutics, Inc. (a)	387	11,591
HMS Holdings Corp. (a)	1,201	14,568
ICU Medical, Inc. (a)	483	54,792
Immune Design Corp. (a)	554	11,595
ImmunoGen, Inc. (a)	541	7,341
INC Research Holdings, Inc. (Class A) (a)	2,996	141,711
Infinity Pharmaceuticals, Inc. (a)	10,598	93,474
Integra LifeSciences Holdings Corp. (a)	72	4,515
K2M Group Holdings, Inc. (a)	945	19,098
Lannett Co., Inc. (a)	514	18,997
Lantheus Holdings, Inc. (a)	1,082	3,830
LeMaitre Vascular, Inc.	10,185	157,155
Lion Biotechnologies, Inc. (a)	856	6,232
LivaNova PLC (a)	518	31,002
MacroGenics, Inc. (a)	136	4,703
Magellan Health, Inc. (a)	3,313	174,429
MannKind Corp. (a)	3,647	7,294
Merit Medical Systems, Inc. (a)	6,937	134,370
Molina Healthcare, Inc. (a)	143	8,617
Myriad Genetics, Inc. (a)	1,474	64,119
Natus Medical, Inc. (a)	327	15,951
Nektar Therapeutics (a)	4,467	69,953
Neurocrine Biosciences, Inc. (a)(d)	4,268	232,051
NewLink Genetics Corp. (a)	3,981	145,705
Nobilis Health Corp. (a)	7,133	18,047
Novavax, Inc. (a)	2,687	23,001
NuVasive, Inc. (a)	2,590	135,043
Omnicell, Inc. (a)	3,189	96,180
Oncothyreon, Inc. (a)	17,540	62,267
Ophthotech Corp. (a)	65	4,132
OvaScience, Inc. (a)	4,668	44,019
Owens & Minor, Inc.	5,138	197,864

Enhanced Small Cap Fund	13

SSGA

Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Pacira Pharmaceuticals, Inc. (a)	758	49,081
PDL BioPharma, Inc.	33,535	126,930
PharMerica Corp. (a)	3,350	113,967
Phibro Animal Health Corp. (Class A)	105	3,409
Prothena Corp. PLC (a)	2,543	179,383
Radius Health, Inc. (a)	67	4,074
RadNet, Inc. (a)	7,295	45,229
Raptor Pharmaceutical Corp. (a)	11,444	72,326
Repligen Corp. (a)	273	7,761
Retrophin, Inc. (a)	373	8,337
Rigel Pharmaceuticals, Inc. (a)	2,512	8,239
RTI Surgical, Inc. (a)	2,816	11,039
Select Medical Holdings Corp.	349	4,212
Stemline Therapeutics, Inc. (a)	1,313	10,819
Sucampo Pharmaceuticals, Inc. (Class A) (a)	1,777	30,476
Supernus Pharmaceuticals, Inc. (a)	1,092	17,647
Surgical Care Affiliates, Inc. (a)	2,089	77,648
SurModics, Inc. (a)	1,850	38,961
Synergy Pharmaceuticals, Inc. (a)	3,068	19,267
Teligent, Inc. (a)	8,200	69,536
Tetraphase Pharmaceuticals, Inc. (a)	2,936	31,503
Triple-S Management Corp. (Class B) (a)	284	7,509
Ultragenyx Pharmaceutical, Inc. (a)	202	19,861
US Physical Therapy, Inc.	83	4,386
Utah Medical Products, Inc.	136	7,683
Vocera Communications, Inc. (a)	2,710	35,582
vTv Therapeutics, Inc. (Class A) (a)	558	3,789
WellCare Health Plans, Inc. (a)	46	3,794
West Pharmaceutical Services, Inc.	2,397	151,131
Xencor, Inc. (a)	350	5,628
XenoPort, Inc. (a)	576	3,479
Zeltiq Aesthetics, Inc. (a)	4,866	147,829
ZIOPHARM Oncology, Inc. (a)	2,916	38,141
Zogenix, Inc. (a)	314	4,845
Zynerba Pharmaceuticals, Inc. (a)	776	10,530

		5,102,211

Industrials - 12.6%
ABM Industries, Inc.	1,642	48,718
ACCO Brands Corp. (a)	19,439	150,069
Aegion Corp. (a)	2,438	53,733
Aerojet Rocketdyne Holdings, Inc. (a)	558	9,787
Air Transport Services Group, Inc. (a)	4,844	46,066
Allied Motion Technologies, Inc.	1,096	26,172
American Woodmark Corp. (a)	2,246	184,194

	Principal Amount ($) or Shares	Value $
Applied Industrial Technologies, Inc.	815	34,760
ARC Document Solutions, Inc. (a)	1,694	8,572
ArcBest Corp.	792	19,071
Argan, Inc.	198	7,783
Astronics Corp. (a)	3,185	123,228
AZZ, Inc.	147	8,752
Barnes Group, Inc.	3,235	124,612
Columbus McKinnon Corp.	300	6,192
Comfort Systems USA, Inc.	3,246	103,028
Continental Building Products, Inc. (a)	7,468	136,216
Covenant Transportation Group, Inc. (Class A) (a)	291	6,114
Cubic Corp.	3,282	159,374
Curtiss-Wright Corp.	2,955	208,061
Deluxe Corp.	194	11,378
DXP Enterprises, Inc. (a)	153	5,011
Dycom Industries, Inc. (a)	1,024	89,477
EMCOR Group, Inc. (d)	3,290	165,816
Ennis, Inc.	5,119	102,329
Enphase Energy, Inc. (a)	9,723	16,237
Federal Signal Corp.	10,209	172,124
General Cable Corp.	2,194	33,437
Gibraltar Industries, Inc. (a)	768	20,498
Global Brass & Copper Holdings, Inc.	5,104	118,719
H&E Equipment Services, Inc.	965	19,310
Herman Miller, Inc.	1,686	53,463
Hillenbrand, Inc.	2,779	84,176
Hub Group, Inc. (Class A) (a)	1,579	60,839
Hurco Cos., Inc.	661	17,616
Huron Consulting Group, Inc. (a)	2,756	159,876
Hyster-Yale Materials Handling, Inc.	86	4,973
Interface, Inc.	7,053	140,214
Kadant, Inc.	965	41,794
Kaman Corp.	138	5,539
Kforce, Inc.	733	19,747
Knight Transportation, Inc.	247	6,550
Knoll, Inc.	152	3,387
Lydall, Inc. (a)	2,983	108,641
Marten Transport, Ltd.	2,082	37,643
Matson, Inc.	1,655	85,580
Meritor, Inc. (a)	11,235	120,664
Miller Industries, Inc.	447	9,812
Mistras Group, Inc. (a)	2,847	61,296
Moog, Inc. (Class A) (a)	165	10,901
MRC Global, Inc. (a)	453	6,700
Mueller Industries, Inc.	5,624	177,100
Mueller Water Products, Inc. (Class A)	1,302	12,135

14	Enhanced Small Cap Fund

SSGA

Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

MYR Group, Inc. (a)	603	12,784
Navigant Consulting, Inc. (a)	722	12,635
Neff Corp. (Class A) (a)	1,161	9,648
Omega Flex, Inc.	189	7,566
PAM Transportation Services, Inc. (a)	3,227	99,682
Patrick Industries, Inc. (a)	1,344	55,682
Resources Connection, Inc.	7,818	142,678
RPX Corp. (a)	9,699	134,525
SP Plus Corp. (a)	1,261	31,739
Steelcase, Inc. (Class A)	435	8,700
TRC Cos., Inc. (a)	1,044	11,119
TrueBlue, Inc. (a)	2,323	68,041
Universal Forest Products, Inc.	339	26,191
USA Truck, Inc. (a)	1,230	24,526
Viad Corp.	1,803	55,659
Wabash National Corp. (a)	634	8,223
WageWorks, Inc. (a)	166	7,062
Werner Enterprises, Inc.	3,735	100,696
West Corp.	412	10,506
YRC Worldwide, Inc. (a)	582	9,853

		4,284,999

Information Technology - 16.9%
ACI Worldwide, Inc. (a)	163	3,834
Advanced Energy Industries, Inc. (a)	149	4,346
American Software, Inc. (Class A)	1,236	12,793
Amkor Technology, Inc. (a)	6,715	45,662
Aspen Technology, Inc. (a)	4,975	218,651
AVG Technologies NV (a)	1,503	31,698
Barracuda Networks, Inc. (a)	263	5,005
Benchmark Electronics, Inc. (a)	7,182	154,126
Cabot Microelectronics Corp. (a)	3,646	152,986
CACI International, Inc. (Class A) (a)	88	8,823
Callidus Software, Inc. (a)	2,480	51,460
Cardtronics, Inc. (a)	110	4,137
Cascade Microtech, Inc. (a)	512	8,320
Ciena Corp. (a)	319	7,988
Cohu, Inc.	4,053	53,135
comScore, Inc. (a)	186	7,831
Comtech Telecommunications Corp.	2,716	59,833
Convergys Corp.	2,726	70,222
DHI Group, Inc. (a)	13,391	124,804
Diodes, Inc. (a)	1,129	26,294
EarthLink Holdings Corp.	18,885	173,553
Ellie Mae, Inc. (a)	1,512	96,526
EPIQ Systems, Inc.	680	9,200
ePlus, Inc. (a)	534	47,093

	Principal Amount ($) or Shares	Value $
Euronet Worldwide, Inc. (a)	910	70,725
ExlService Holdings, Inc. (a)	105	4,911
Formfactor, Inc. (a)	11,784	102,639
Forrester Research, Inc.	356	11,620
Gigamon, Inc. (a)	3,177	86,065
Globant SA (a)	204	7,173
GrubHub, Inc. (a)	226	5,795
Hackett Group, Inc.	1,339	25,361
Harmonic, Inc. (a)	16,264	89,940
Heartland Payment Systems, Inc.	47	3,729
Imperva, Inc. (a)	657	49,032
Infinera Corp. (a)	8,062	181,556
Infoblox, Inc. (a)	483	7,264
Insight Enterprises, Inc. (a)	2,034	54,471
Integrated Device Technology, Inc. (a)	2,074	58,155
Ixia (a)	3,155	41,204
IXYS Corp.	447	5,690
Lionbridge Technologies, Inc. (a)	3,260	17,278
Liquidity Services, Inc. (a)	11,750	80,135
LogMeIn, Inc. (a)	61	4,357
M/A-COM Technology Solutions Holdings, Inc. (a)	1,507	55,684
Manhattan Associates, Inc. (a)(d)	3,508	268,713
Marchex, Inc. (Class B)	4,522	19,264
Mattson Technology, Inc. (a)	6,329	18,860
MaxLinear, Inc. (Class A) (a)	854	14,945
Methode Electronics, Inc.	3,968	143,165
Microsemi Corp. (a)	4,912	176,881
MicroStrategy, Inc. (Class A) (a)	851	147,538
Monotype Imaging Holdings, Inc.	2,590	68,454
Netscout Systems, Inc. (a)	133	4,402
NeuStar, Inc. (Class A) (a)	341	8,593
Newport Corp. (a)	4,537	75,269
OSI Systems, Inc. (a)	1,991	186,417
PC Connection, Inc. (a)	1,552	34,641
Perficient, Inc. (a)	7,491	130,943
Photronics, Inc. (a)	1,681	18,441
Plantronics, Inc.	428	22,645
Plexus Corp. (a)	577	21,464
Polycom, Inc. (a)	13,572	184,986
Proofpoint, Inc. (a)	1,136	83,280
QAD, Inc. (Class A)	3,216	74,643
QLogic Corp. (a)	11,559	149,111
Rubicon Project, Inc. (a)	1,419	20,930
Rudolph Technologies, Inc. (a)	3,198	45,508
Sanmina Corp. (a)	6,045	137,040
Science Applications International Corp.	3,627	182,220
ShoreTel, Inc. (a)	7,820	80,233
Super Micro Computer, Inc. (a)	267	6,558
Sykes Enterprises, Inc. (a)	5,711	181,724

Enhanced Small Cap Fund	15

SSGA

Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Tech Data Corp. (a)	2,502	169,260
TeleTech Holdings, Inc.	1,042	30,239
Tessera Technologies, Inc.	5,320	169,442
TiVo, Inc. (a)	511	4,594
Tyler Technologies, Inc. (a)	25	4,461
United Online, Inc. (a)	9,779	112,459
Verint Systems, Inc. (a)	2,317	108,551
Web.com Group, Inc. (a)	6,120	148,165
Xcerra Corp. (a)	19,432	117,564
XO Group, Inc. (a)	1,321	22,246
Zix Corp. (a)	4,831	27,102

		5,762,055

Materials - 4.0%
AEP Industries, Inc. (a)	309	28,175
Berry Plastics Group, Inc. (a)(d)	6,480	235,613
Boise Cascade Co. (a)	5,685	177,940
Calgon Carbon Corp.	6,950	117,524
Century Aluminum Co. (a)	1,116	4,163
Chase Corp.	99	4,396
Clearwater Paper Corp. (a)	1,418	69,212
Commercial Metals Co.	6,999	103,515
FutureFuel Corp.	3,688	52,812
Globe Specialty Metals, Inc.	4,845	49,274
Handy & Harman, Ltd. (a)	1,021	23,514
Headwaters, Inc. (a)	1,259	24,135
Innophos Holdings, Inc.	3,488	103,663
KMG Chemicals, Inc.	360	7,103
Koppers Holdings, Inc.	2,767	63,171
Materion Corp.	184	5,340
Minerals Technologies, Inc.	132	8,123
Schweitzer-Mauduit International, Inc.	2,487	104,006
Stepan Co.	2,629	136,866
SunCoke Energy, Inc.	8,351	31,567
Worthington Industries, Inc.	612	18,831

		1,368,943

Telecommunication Services - 1.0%
Atlantic Tele-Network, Inc.	63	4,956
Cincinnati Bell, Inc. (a)	14,641	55,197
IDT Corp. (Class B)	1,385	17,299
Shenandoah Telecommunications Co.	140	6,759
Spok Holdings, Inc.	4,665	86,162
Vonage Holdings Corp. (a)	25,995	167,668

		338,041

Utilities - 3.1%
ALLETE, Inc.	90	4,585

	Principal Amount ($) or Shares	Value $
Atlantic Power Corp.	2,379	4,758
Avista Corp.	3,614	125,081
Chesapeake Utilities Corp.	760	40,500
Cleco Corp.	1,746	87,492
Dynegy, Inc. (a)	7,190	115,903
El Paso Electric Co.	1,998	77,223
IDACORP, Inc.	2,366	160,983
Laclede Group, Inc.	668	38,984
MGE Energy, Inc.	264	11,476
NorthWestern Corp.	66	3,599
PNM Resources, Inc.	5,371	155,759
Portland General Electric Co.	409	15,100
Southwest Gas Corp.	3,214	180,241
Talen Energy Corp. (a)	672	5,235
Unitil Corp.	328	11,523

		1,038,442

Total Common Stocks (cost $29,821,715)		33,163,229

Short-Term Investment - 2.4%
SSGA U.S. Government Money Market Fund 0.00% (d)(e)(f) (cost $804,953)	804,953	804,953

Total Investments - 99.9% (cost $30,626,668)		33,968,182

Other Assets and Liabilities, Net - 0.1%		44,297

Net Assets - 100.0%		34,012,479

Footnotes:

(a)	Non-income producing security
(b)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. Represents $0 or 0.0% of net ssets (see accompanying Notes to Quarterly Report.).
(c)	Real Estate Investment Trust (REIT)
(d)	All or a portion of the shares of these securities are held as collateral for futures contracts purchased by the Fund.
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Quarterly Report).

See accompanying notes which are an integral part of the quarterly report.

16	Enhanced Small Cap Fund

SSGA

Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation $

Long Positions
Russell 2000 Mini Index Futures	7	USD	837,130	12/15	7,215

Total Unrealized Appreciation on Open Futures Contracts*					7,215

Presentation of Portfolio Holdings — November 30, 2015 (Unaudited)

	Value*					% of Net Assets
Categories	Level 1	Level 2	Level 3		Total
Common Stocks
Consumer Discretionary	$4,441,075	$—	$—	**	$4,441,075	13.1
Consumer Staples	1,171,250	—	—		1,171,250	3.4
Energy	1,165,262	—	—		1,165,262	3.4
Financials	8,490,951	—	—		8,490,951	25.0
Health Care	5,102,211	—	—		5,102,211	15.0
Industrials	4,284,999	—	—		4,284,999	12.6
Information Technology	5,762,055	—	—		5,762,055	16.9
Materials	1,368,943	—	—		1,368,943	4.0
Telecommunication Services	338,041	—	—		338,041	1.0
Utilities	1,038,442	—	—		1,038,442	3.1
Short-Term Investment	804,953	—	—		804,953	2.4

Total Investments	$33,968,182	$—	$—		$33,968,182	99.9

Other Assets and Liabilities, Net						0.1

						100.0

Other Financial Instruments***
Futures Contracts	$7,215	$—	$—		$7,215	0.0	****

Total Other Financial Instruments	$7,215	$—	$—		$7,215	0.0	****

*	For a description of the levels see the Notes to Quarterly Report. There were no transfers in and out of Levels 1, 2 and 3 during the period ended November 30, 2015.
**	Fund held a Level 3 security that was valued at $0 at November 30, 2015.
***	Other financial instruments reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation) on the instruments.
****	Less than 0.05% of net assets.

See accompanying notes which are an integral part of the quarterly report.

Enhanced Small Cap Fund	17

SSGA

Emerging Markets Fund

Schedule of Investments — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Common Stocks - 93.4%
Brazil - 3.4%
Banco Bradesco SA	87,960	546,084
Banco do Brasil SA	99,005	416,850
BB Seguridade Participacoes SA	105,083	705,352
Cielo SA	68,280	619,620
Embraer SA	63,300	497,369
Fibria Celulose SA	51,200	757,347
JBS SA	214,600	688,894
Multiplus SA	30,600	298,486
Raia Drogasil SA	26,600	272,600
Transmissora Alianca de Energia Eletrica SA	111,600	508,243
Ultrapar Participacoes SA	37,700	611,249

		5,922,094

China - 17.5%
Anhui Expressway Co., Ltd. (Class H)	702,000	592,134
Bank of China, Ltd. (Class H)	4,539,100	2,013,878
Bank of Chongqing Co., Ltd. (Class H)	509,500	373,248
Beijing Capital Land, Ltd. (Class H)	1,222,000	537,441
China Construction Bank Corp. (Class H)	5,103,169	3,508,102
China Dongxiang Group Co., Ltd.	2,438,000	610,015
China Lesso Group Holdings, Ltd.	337,000	268,176
China Life Insurance Co., Ltd. (Class H)	316,000	1,090,224
China Lilang, Ltd.	728,000	568,996
China Merchants Bank Co., Ltd. (Class H)	512,500	1,204,335
China Petroleum & Chemical Corp. (Class H)	1,232,100	754,822
Chlitina Holding, Ltd.	37,000	412,030
Chongqing Rural Commercial Bank (Class H)	2,188,000	1,289,640
Country Garden Holdings Co., Ltd.	715,000	268,352
Geely Automobile Holdings, Ltd.	540,000	283,461
Huaneng Power International, Inc. (Class H)	490,000	427,216
Industrial & Commercial Bank of China, Ltd. (Class H)	1,341,000	811,160
Jiangsu Expressway Co., Ltd. (Class H)	214,000	277,110
KWG Property Holding, Ltd.	1,744,000	1,246,124
Logan Property Holdings Co., Ltd. (a)	1,222,000	387,714
NetEase, Inc. ADR	3,400	566,644
Peak Sport Products Co., Ltd.	1,475,000	464,180

	Principal Amount ($) or Shares	Value $
Ping An Insurance Group Co of China, Ltd. (Class H)	410,000	2,244,743
Powerlong Real Estate Holdings, Ltd.	1,627,000	327,354
Semiconductor Manufacturing International Corp. (b)	4,841,000	505,737
Shandong Chenming Paper Holdings, Ltd. (Class B)	1,049,400	676,731
Shanghai Mechanical and Electrical Industry Co., Ltd. (Class B)	211,917	570,057
Sino-Ocean Land Holdings, Ltd.	1,342,500	753,197
Tencent Holdings, Ltd.	264,200	5,257,796
Wuxi Little Swan Co., Ltd. (Class B)	261,050	591,562
XTEP International Holdings, Ltd.	521,500	310,743
Zhejiang Expressway Co., Ltd. (Class H)	882,000	1,071,580

		30,264,502

Egypt - 0.3%
Commercial International Bank Egypt SAE	108,705	597,527

Greece - 0.1%
Motor Oil Hellas Corinth Refineries SA (b)	20,381	226,533

Hong Kong - 5.7%
China Mobile, Ltd.	366,700	4,166,696
China Power International Development, Ltd.	2,325,000	1,238,449
China Resources Beer Holdings Co., Ltd.	236,000	459,006
CNOOC, Ltd.	739,500	818,334
Sino Biopharmaceutical, Ltd.	924,000	871,153
Skyworth Digital Holdings, Ltd.	1,005,186	662,479
Tongda Group Holdings, Ltd.	3,300,000	608,632
Vinda International Holdings, Ltd.	228,000	459,914
Yuexiu Transport Infrastructure, Ltd. (a)	800,000	533,440

		9,818,103

Hungary - 0.3%
OTP Bank PLC	24,707	509,690

India - 10.0%
Amara Raja Batteries, Ltd.	20,148	264,383
Ashok Leyland, Ltd.	528,414	749,951
Aurobindo Pharma, Ltd.	94,783	1,151,459
Bajaj Auto, Ltd.	18,805	699,457

18	Emerging Markets Fund

SSGA

Emerging Markets Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Bajaj Finance, Ltd.	5,511	455,990
Bharat Petroleum Corp., Ltd.	105,114	1,422,047
Blue Dart Express, Ltd.	2,417	268,334
Britannia Industries, Ltd.	32,170	1,410,765
Ceat, Ltd.	34,579	532,186
Dalmia Bharat, Ltd.	24,697	276,704
Divi’s Laboratories, Ltd.	13,541	233,684
Dr. Reddy’s Laboratories, Ltd.	5,533	257,977
Great Eastern Shipping Co., Ltd.	69,147	396,230
Indiabulls Housing Finance, Ltd.	63,348	652,630
Indraprastha Gas, Ltd.	37,682	273,026
Infosys, Ltd.	133,655	2,181,431
ITC, Ltd.	17,094	87,849
Jagran Prakashan, Ltd.	36,601	82,010
Kajaria Ceramics, Ltd.	20,891	296,103
Lupin, Ltd.	24,908	667,757
Mindtree, Ltd.	27,261	587,141
Mphasis, Ltd.	81,776	611,035
Power Finance Corp., Ltd.	123,937	396,606
Reliance Industries, Ltd.	60,781	880,734
Rural Electrification Corp., Ltd.	54,123	189,761
Tata Steel, Ltd.	74,466	256,506
Torrent Pharmaceuticals, Ltd.	51,841	1,108,723
Welspun India, Ltd.	33,856	442,533
Zee Entertainment Enterprises, Ltd.	58,332	357,185

		17,190,197

Indonesia - 1.7%
Bank Rakyat Indonesia Persero Tbk PT	538,200	419,162
Bank Tabungan Negara Persero Tbk PT	12,290,500	1,128,221
Telekomunikasi Indonesia Persero Tbk PT	6,224,300	1,318,193

		2,865,576

Malaysia - 2.0%
IGB Real Estate Investment Trust (c)	1,592,200	481,693
Malaysian Pacific Industries Bhd	499,500	933,634
MISC Bhd (d)	454,400	984,675
Top Glove Corp. Bhd	325,200	740,547
YTL Power International Bhd	639,700	232,536

		3,373,085

Mexico - 5.0%
America Movil SAB de CV ADR (Series L) (a)	60,362	977,261
Controladora Vuela Cia de Aviacion S.A.B. de C.V. (Class A) (b)	430,400	758,861

	Principal Amount ($) or Shares	Value $
Credito Real S.A.B. de C.V.	252,502	579,537
El Puerto de Liverpool S.A.B. de C.V. (a)	61,700	815,769
Fibra Uno Administracion S.A. de C.V. (c)	228,100	529,859
Gentera S.A.B. de C.V.	213,900	418,813
Gruma S.A.B. de C.V. (Class B)	66,400	966,426
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (a)(b)	148,200	751,537
Grupo Aeroportuario del Pacifico S.A.B. de C.V. (Class B)	76,900	699,502
Grupo Herdez S.A.B. de C.V. (Series *) (a)	137,700	372,361
Grupo Mexico SAB de CV (Series B)	225,368	493,333
Industrias Bachoco S.A.B. de C.V. (Series B) (a)	103,100	430,106
Wal-Mart de Mexico S.A.B. de C.V.	301,500	798,023

		8,591,388

Oman - 0.2%
Bank Muscat SAOG	330,194	427,108

Philippines - 2.0%
Cebu Air, Inc.	368,300	652,377
Filinvest Land, Inc.	17,880,000	675,146
Globe Telecom, Inc.	28,455	1,207,255
JG Summit Holdings, Inc.	288,670	433,250
Metro Pacific Investments Corp.	4,218,100	468,877

		3,436,905

Poland - 1.6%
Asseco Poland SA	39,588	561,827
Ciech SA (b)	41,948	903,101
Eurocash SA	21,643	278,501
Polski Koncern Naftowy Orlen SA	39,892	670,584
Polskie Gornictwo Naftowe i Gazownictwo SA	270,689	361,048

		2,775,061

Qatar - 0.8%
Barwa Real Estate Co.	38,713	403,930
Qatar Electricity & Water Co. QSC	10,545	564,608
Qatar National Bank SAQ	11,384	500,128

		1,468,666

Russia - 4.0%
Aeroflot - Russian Airlines OJSC (b)	310,423	272,920
Gazprom PAO ADR	155,599	642,779
Lukoil PJSC (b)	23,941	915,572
Magnit PJSC	4,167	754,208
MMC Norilsk Nickel PJSC ADR	50,434	682,120

Emerging Markets Fund	19

SSGA

Emerging Markets Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Moscow Exchange MICEX-RTS PJSC	720,747	1,018,612
Sberbank of Russia PJSC	485,652	754,336
Severstal PAO GDR	61,591	659,024
Surgutneftegas OAO (b)	822,479	527,230
Yandex NV (Class A) (b)	39,100	650,233

		6,877,034

South Africa - 7.3%
Astral Foods, Ltd.	33,417	272,773
Barclays Africa Group, Ltd.	53,603	589,166
Bidvest Group, Ltd.	21,704	506,026
Capitec Bank Holdings, Ltd.	6,596	273,769
Cashbuild, Ltd.	32,678	732,429
Clicks Group, Ltd.	65,444	439,176
Emira Property Fund, Ltd. (c)	487,777	584,752
FirstRand, Ltd.	94,121	306,141
Hyprop Investments, Ltd. (c)	112,863	940,473
Mondi, Ltd.	22,266	506,237
MTN Group, Ltd.	41,220	413,911
Naspers, Ltd.	14,803	2,206,565
Remgro, Ltd.	13,913	249,839
Sappi, Ltd. (b)	97,753	423,308
Sasol, Ltd.	23,884	665,104
Standard Bank Group, Ltd.	71,332	640,685
Steinhoff International Holdings, Ltd. (a)	239,681	1,403,334
Truworths International, Ltd. (a)	63,616	415,907
Vodacom Group, Ltd. (a)	56,934	575,011
Wilson Bayly Holmes-Ovcon, Ltd.	58,986	489,564

		12,634,170

South Korea - 14.4%
BGF retail Co., Ltd.	4,063	629,773
Dongbu Insurance Co., Ltd.	12,766	684,572
Hana Financial Group, Inc. (d)	5	110
Hana Tour Service, Inc.	3,867	384,012
Hanwha Life Insurance Co., Ltd.	112,797	744,155
Hyundai Marine & Fire Insurance Co., Ltd.	36,115	1,057,207
Hyundai Mipo Dockyard Co., Ltd. (b)	4,253	231,004
Hyundai Motor Co.	3,906	497,504
Industrial Bank of Korea	56,564	649,628
KB Financial Group, Inc.	19,603	596,698
Kia Motors Corp.	31,665	1,435,527
Korea Electric Power Corp.	41,609	1,758,785
Korea Electric Terminal Co., Ltd.	4,919	391,634
Korean Reinsurance Co.	54,431	611,030
KT&G Corp.	20,710	1,913,536
LG Chem, Ltd.	5,047	1,385,904
LG Household & Health Care, Ltd.	469	408,231

	Principal Amount ($) or Shares	Value $
Lotte Chemical Corp.	1,976	410,369
NongShim Co., Ltd.	1,460	523,837
Osstem Implant Co., Ltd. (b)	6,301	366,726
S&T Motiv Co., Ltd.	23,341	1,586,233
Samsung Electronics Co., Ltd.	5,824	6,457,421
Shinhan Financial Group Co., Ltd.	14,984	536,321
Tongyang Life Insurance Co., Ltd.	51,022	568,355
Value Added Technologies Co., Ltd.	7,643	240,566
Woori Bank	92,435	757,487

		24,826,625

Taiwan - 12.2%
China Life Insurance Co., Ltd.	568,000	461,124
Chunghwa Telecom Co., Ltd.	402,000	1,229,079
Compeq Manufacturing Co., Ltd.	1,193,000	754,716
E.Sun Financial Holding Co., Ltd.	1,782,000	1,072,737
Eclat Textile Co., Ltd.	27,000	363,121
Far EasTone Telecommunications Co., Ltd.	115,000	242,035
Formosa Plastics Corp.	514,000	1,160,523
Fubon Financial Holding Co., Ltd.	675,366	1,075,885
Highwealth Construction Corp.	564,200	690,515
Hon Hai Precision Industry Co., Ltd.	1,142,410	2,939,846
Hota Industrial Manufacturing Co., Ltd.	85,000	328,105
Mega Financial Holding Co., Ltd.	377,000	259,865
Pegatron Corp.	568,000	1,498,217
Powertech Technology, Inc.	388,000	838,000
Poya International Co., Ltd.	26,000	260,462
Shin Zu Shing Co., Ltd.	153,000	534,342
Taishin Financial Holding Co., Ltd.	1,240,852	440,962
Taiwan Semiconductor Manufacturing Co., Ltd.	1,333,782	5,679,667
Uni-President Enterprises Corp.	521,960	860,286
Wisdom Marine Lines Co., Ltd. (b)	336,000	366,448
Wistron NeWeb Corp.	7,624	21,044

		21,076,979

Thailand - 2.3%
Advanced Info Service PCL	127,000	706,934
Airports of Thailand PCL	59,900	519,780
Airports of Thailand PCL NVDR	24,300	210,862
Kasikornbank PCL NVDR	67,300	321,102
Krungthai Card PCL	133,400	366,627
Srisawad Power 1979 PCL	400,800	533,990
Thai Oil PCL NVDR	234,700	383,090
Thai Vegetable Oil PCL	547,600	427,812
Thanachart Capital PCL	499,400	491,179

		3,961,376

20	Emerging Markets Fund

SSGA

Emerging Markets Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $
Turkey - 1.5%
KOC Holding AS	106,184	437,019
TAV Havalimanlari Holding AS	76,660	553,652
Tofas Turk Otomobil Fabrikasi AS	76,831	507,152
Tupras Turkiye Petrol Rafinerileri AS (b)	18,111	447,296
Turk Hava Yollari AO (b)	224,796	591,071

		2,536,190

United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC	319,763	544,170
Dubai Islamic Bank PJSC	316,420	551,404

		1,095,574

United Kingdom - 0.4%
Gem Diamonds, Ltd.	118,084	177,402
Old Mutual PLC	160,366	498,093

		675,495

United States - 0.1%
Coca-Cola HBC AG (b)	10,387	252,022

Total Common Stocks (cost $136,835,336)		161,401,900

Convertible Foreign Bond - 0.0% (e)
Oman - 0.0% (e)
Bank Muscat SAOG 3.500%, due 03/19/18 (f) (cost $0)	46,703	12,130

Preferred Stocks - 3.2%
Brazil - 1.9%
Banco ABC Brasil SA (d)	9,353	22,119
Braskem SA (Class A)	161,300	1,093,121
Centrais Eletricas Brasileiras SA (Class B)	148,496	398,395
Cia Paranaense de Energia	64,600	479,199
Itau Unibanco Holding SA	101,095	726,139
Suzano Papel e Celulose SA (Class A)	95,100	467,020

		3,185,993

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (Class B)	14,440	240,602

	Principal Amount ($) or Shares	Value $
South Korea - 1.2%
Samsung Electronics Co., Ltd.	2,134	2,019,657

Total Preferred Stocks (cost $3,122,289)		5,446,252

Equity-Linked Securities - 1.1%
Saudi Arabia - 1.1%
HSBC Bank PLC, Dallah Healthcare Holding Company Co. (expiring 12/24/15) (f)	14,751	294,902
HSBC Bank PLC, Samba Finacial Group (expiring 6/29/17) (f)	66,800	401,528
HSBC Bank PLC, Saudi Basic Industries Corp. (expiring 10/31/16) (f)	33,714	806,567
HSBC Bank PLC, Yaubu National Petrochemicals Co. (expiring 7/31/17) (f)	33,600	402,142

Total Equity-Linked Securities (cost $2,278,650)		1,905,139

Short-Term Investments - 2.8%
United States - 2.8%
SSGA U.S. Government Money Market Fund 0.00% (g)(h)	1,317,970	1,317,970
State Street Navigator Securities Lending Prime Portfolio (h)(i)	3,562,472	3,562,472

Total Short-Term Investments (cost $4,880,442)		4,880,442

Total Investments - 100.5% (cost $147,116,717)		173,645,863

Other Assets and Liabilities, Net - (0.5)%		(896,353)

Net Assets - 100.0%		172,749,510

Footnotes:

(a)	All or a portion of the shares of this security are on loan.
(b)	Non-income producing security
(c)	Real Estate Investment Trust (REIT)
(d)	All or a portion of the shares of these securities are held as collateral in connection with futures contracts and forward foreign currency contracts purchased by the Fund.
(e)	Less than 0.05% of net assets
(f)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance

See accompanying notes which are an integral part of the quarterly report.

Emerging Markets Fund	21

SSGA

Emerging Markets Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

with procedures approved by the Board of Trustees. Securities values are determined based on Level 2 inputs. Represents $1,917,269 or 1.1% of net assets (see accompanying Notes to Quarterly Report).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Quarterly Report).
(i)	Investments of cash collateral for securities loaned.

Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint Stock Company

PCL - Public Company Limited

PJSC - Public Joint Stock Company

PLC - Public Limited Company

Sector Exposure	% of Net Assets	Value $
Common Stocks
Consumer Discretionary	9.7	16,839,413
Consumer Staples	7.6	13,118,129
Energy	5.6	9,722,652
Financials	27.2	46,933,076
Health Care	3.0	5,343,690
Industrials	8.6	14,773,161
Information Technology	18.1	31,272,641
Materials	4.4	7,559,900
Telecommunication Services	6.3	10,836,375
Utilities	2.9	5,002,863
Convertible Foreign Bonds
Financials	0.0	12,130
Preferred Stocks
Financials	0.5	748,258
Information Technology	1.2	2,019,657
Materials	1.0	1,800,743
Utilites	0.5	877,594
Equity-Linked Securities
Financials	0.2	401,528
Health care	0.2	294,902
Materials	0.7	1,208,709
Short Term Investments	2.8	4,880,442

Total Investments	100.5	173,645,863
Other Assets & Liabilities	(0.5)	(896,353)

	100.0	172,749,510

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Depreciation $

Long Positions
Mini MSCI Emerging Market Futures	80	USD	3,280,000	12/15	(70,889)

Total Unrealized Depreciation on Open Futures Contracts*					(70,889)

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America N.A.	USD	1,648,397	TRY	5,147,943	12/15/15	111,519
Barclays Capital	USD	1,136,669	BRL	4,453,243	12/15/15	9,786
Barclays Capital	USD	187,205	TWD	6,076,875	12/15/15	(1,032)
Citibank N.A.	USD	1,820,572	PEN	6,067,965	12/15/15	(24,776)
Citibank N.A.	HKD	52,661,574	USD	6,793,201	12/15/15	857
Citibank N.A.	USD	1,737,893	ZAR	24,211,455	12/15/15	(66,981)
Credit Suisse International	PLN	434,055	USD	114,712	12/15/15	7,338
Deutsche Bank AG	USD	858,247	IDR	12,744,964,000	12/15/15	60,487
Deutsche Bank AG	USD	932,451	INR	63,457,928	12/15/15	17,475
Deutsche Bank AG	USD	3,831,551	MYR	16,558,047	12/15/15	47,844

See accompanying notes which are an integral part of the quarterly report.

22	Emerging Markets Fund

SSGA

Emerging Markets Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Deutsche Bank AG	THB	82,927,164	USD	2,267,318	12/15/15	(45,450)

JP Morgan Chase Bank, N.A.	USD	127,465	RUB	8,942,938	12/15/15	6,890
JP Morgan Chase Bank, N.A.	KRW	3,153,297,650	USD	2,648,717	12/15/15	(73,127)
JP Morgan Chase Bank, N.A.	PHP	67,243,830	USD	1,420,144	12/15/15	(5,122)
Standard Chartered Bank	USD	738,465	EUR	660,408	12/15/15	(40,484)
Toronto Dominion Bank	USD	1,288,845	MXN	21,759,834	12/15/15	22,558

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						27,782

Foreign Currency Abbreviations:

BRL - Brazilian Real

EUR - Euro Currency

HKD - Hong Kong Dollar

IDR - Indonesian Rupiah

INR - Indian Rupee

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

RUB - Russian Ruble

PLN - Polish Zloty

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

Presentation of Portfolio Holdings — November 30, 2015 (Unaudited)

	Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$5,922,094	$—	$—	$5,922,094	3.4
China	30,264,502	—	—	30,264,502	17.5
Egypt	597,527	—	—	597,527	0.3
Greece	226,533	—	—	226,533	0.1
Hong Kong	9,818,103	—	—	9,818,103	5.7
Hungary	509,690	—	—	509,690	0.3
India	17,190,197	—	—	17,190,197	10.0
Indonesia	2,865,576	—	—	2,865,576	1.7
Malaysia	3,373,085	—	—	3,373,085	2.0
Mexico	8,591,388	—	—	8,591,388	5.0
Oman	427,108	—	—	427,108	0.2
Philippines	3,436,905	—	—	3,436,905	2.0

See accompanying notes which are an integral part of the quarterly report.

Emerging Markets Fund	23

SSGA

Emerging Markets Fund

Presentation of Portfolio Holdings, continued — November 30, 2015 (Unaudited)

	Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Poland	$2,775,061	$—	$—	$2,775,061	1.6
Qatar	1,468,666	—	—	1,468,666	0.8
Russia	6,877,034	—	—	6,877,034	4.0
South Africa	12,634,170	—	—	12,634,170	7.3
South Korea	24,826,625	—	—	24,826,625	14.4
Taiwan	21,076,979	—	—	21,076,979	12.2
Thailand	3,961,376	—	—	3,961,376	2.3
Turkey	2,536,190	—	—	2,536,190	1.5
United Arab Emirates	1,095,574	—	—	1,095,574	0.6
United States	252,022	—	—	252,022	0.1
United Kingdom	675,495	—	—	675,495	0.4
Convertible Foreign Bond
Oman	—	12,130	—	12,130	0.0 **
Preferred Socks
Brazil	3,185,993	—	—	3,185,993	1.9
Chile	240,602	—	—	240,602	0.1
South Korea	2,019,657	—	—	2,019,657	1.2
Equity-Linked Securities
Saudi Arabia	—	1,905,139	—	1,905,139	1.1
Short-Term Investments
United States	4,880,442	—	—	4,880,442	2.8

Total Investments	$171,728,594	$1,917,269	$—	$173,645,863	100.5

Other Assets and Liabilities, Net					(0.5)

					100.0

Assets:
Other Financial Instruments***
Foreign Currency Exchange Contracts	$—	$284,754	$—	$284,754	0.2

Total Other Financial Instruments	$—	$284,754	$—	$284,754	0.2

Liabilities:
Other Financial Instruments***
Foreign Currency Exchange Contracts	$—	$(256,972)	$—	$(256,972)	(0.2)
Futures Contracts	(70,889)	—	—	(70,889)	(0.0)**

Total Other Financial Instruments	$(70,889)	$(256,972)	$—	$(327,861)	(0.2)

*	For a description of the levels see the Notes to Quarterly Report. During the period ended November 30, 2015, there were transfers in the amount of $2,618,509 from Level 2 to Level 1. The transfers that did occur were the result of fair value pricing using significant observable inputs.
**	Less than 0.05% of net assets.
***	Other financial instruments reflected in the Schedule of Investments, such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instruments.

See accompanying notes which are an integral part of the quarterly report.

24	Emerging Markets Fund

SSGA

International Stock Selection Fund

Schedule of Investments — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Common Stocks - 98.7%
Australia - 3.4%
GPT Group (a)	1,051,957	3,514,783
Suncorp Group, Ltd.	234,412	2,269,964
Woodside Petroleum, Ltd.	241,122	5,250,566

		11,035,313

Denmark - 4.6%
AP Moeller - Maersk A/S (Class A)	844	1,265,812
AP Moeller - Maersk A/S (Class B)	1,323	2,019,804
Danske Bank A/S	115,842	3,108,894
Novo Nordisk A/S (Class B)	45,921	2,529,832
Vestas Wind Systems A/S	95,507	6,231,379

		15,155,721

France - 10.1%
BNP Paribas SA	91,644	5,432,931
Cap Gemini SA	34,054	3,141,751
Christian Dior SE	19,691	3,603,343
Cie Generale des Etablissements Michelin	13,302	1,333,746
Engie SA	197,534	3,441,537
Gecina SA (a)	10,226	1,234,929
Orange SA	201,131	3,476,580
Sanofi	79,822	7,116,264
Total SA	71,361	3,543,633
UBISOFT Entertainment (b)	29,554	827,470

		33,152,184

Germany - 11.9%
Continental AG	22,371	5,405,570
Deutsche Bank AG	196,912	5,056,590
Deutsche Telekom AG	393,381	7,254,762
Deutz AG	250,378	950,216
E.ON SE	145,081	1,378,954
Infineon Technologies AG	436,834	6,475,362
Merck KGaA	21,505	2,202,584
METRO AG (c)	222,839	7,430,502
OSRAM Licht AG	69,232	2,922,956

		39,077,496

Hong Kong - 1.0%
CK Hutchison Holdings, Ltd.	178,500	2,341,339
Sands China, Ltd.	312,800	1,056,995

		3,398,334

Israel - 0.9%
Teva Pharmaceutical Industries, Ltd. ADR	46,200	2,907,366

	Principal Amount ($) or Shares	Value $
Italy - 4.9%
ENI SpA	397,992	6,484,084
Intesa Sanpaolo SpA (d)	1,033,502	3,546,641
Intesa Sanpaolo SpA (d)	792,598	2,490,485
Mediaset SpA	784,362	3,449,122

		15,970,332

Japan - 24.4%
Canon, Inc.	180,700	5,454,762
Central Japan Railway Co.	40,900	7,304,521
Fuji Heavy Industries, Ltd.	19,500	805,979
FUJIFILM Holdings Corp.	85,000	3,442,811
Hankyu Hanshin Holdings, Inc.	513,000	3,283,867
Hoya Corp.	80,100	3,246,946
Iida Group Holdings Co., Ltd.	233,600	4,542,960
KDDI Corp.	77,400	1,922,739
Kirin Holdings Co., Ltd.	430,300	6,052,514
Medipal Holdings Corp.	159,700	2,798,318
Mirait Holdings Corp.	100,200	813,158
Mitsubishi Electric Corp.	517,000	5,724,378
Mitsubishi UFJ Financial Group, Inc.	615,600	3,950,642
Mizuho Financial Group, Inc.	3,219,600	6,499,355
Nippon Steel & Sumitomo Metal Corp.	246,600	4,953,034
Nippon Telegraph & Telephone Corp.	157,700	5,848,095
Panasonic Corp.	448,700	5,093,893
Sony Corp.	206,700	5,334,573
Sumitomo Mitsui Financial Group, Inc.	21,501	820,391
Tokyo Steel Manufacturing Co., Ltd.	105,500	650,483
Toyota Motor Corp.	23,800	1,480,395

		80,023,814

Netherlands - 8.1%
Heineken Holding NV	85,092	6,694,247
ING Groep NV	392,945	5,395,081
Koninklijke Ahold NV	254,423	5,534,809
NN Group NV	122,608	4,188,075
STMicroelectronics NV	626,822	4,555,083

		26,367,295

Singapore - 1.3%
ComfortDelGro Corp., Ltd. (c)	1,364,600	2,834,552
Singapore Airlines, Ltd.	188,200	1,355,579

		4,190,131

Spain - 0.4%
Amadeus IT Holding SA (Class A)	13,958	559,882

International Stock Selection Fund	25

SSGA

International Stock Selection Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Banco Santander SA	126,481	690,618

		1,250,500

Switzerland - 9.4%
Lonza Group AG (b)	31,338	4,952,674
Nestle SA	12,134	900,453
Novartis AG	111,979	9,572,390
Roche Holding AG	33,225	8,896,814
Swiss Re AG	66,292	6,317,666

		30,639,997

United Kingdom - 18.3%
AstraZeneca PLC	65,709	4,455,866
Barclays PLC	1,833,163	6,162,384
Berendsen PLC	255,315	4,076,014
BHP Billiton PLC	241,256	2,895,579
BP PLC	660,544	3,832,639
BT Group PLC	871,265	6,514,473
Dialog Semiconductor PLC (b)	29,588	1,104,771
Direct Line Insurance Group PLC	1,140,543	7,073,779
Lloyds Banking Group PLC	4,215,640	4,632,355
Man Group PLC	1,308,074	3,215,185
Rio Tinto PLC	174,177	5,793,510
Royal Dutch Shell PLC (Class A)	175,404	4,340,408
Royal Dutch Shell PLC (Class B)	109,715	2,729,792
William Morrison Supermarkets PLC (c)	1,291,344	2,965,960

		59,792,715

Total Common Stocks (cost $317,693,554)		322,961,198

Short-Term Investments - 1.6%
United States - 1.6%
SSGA U.S. Government Money Market Fund 0.00% (e)(f)	2,666,600	2,666,600
State Street Navigator Securities Lending Prime Portfolio (e)(g)	2,674,085	2,674,085

Total Short-Term Investments (cost $5,340,685)		5,340,685

Total Investments - 100.3% (cost $323,034,239)		328,301,883

Other Assets and Liabilities, Net - (0.3)%		(940,867)

Net Assets - 100.0%		327,361,016

Footnotes:

(a)	Real Estate Investment Trust (REIT)
(b)	Non-income producing security
(c)	All or a portion of the shares of this security are on loan.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Quarterly Report).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Investments of cash collateral for securities loaned.

Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Sector Exposure	% of Net Assets	Value $
Common Stocks
Consumer Discretionary	9.8	32,106,576
Consumer Staples	9.0	29,578,485
Energy	8.0	26,181,122
Financials	23.1	75,600,748
Health Care	14.9	48,679,054
Industrials	12.6	41,123,575
Information Technology	7.8	25,561,892
Materials	4.4	14,292,606
Telecommunication Services	7.6	25,016,649
Utilities	1.5	4,820,491
Short Term Investments	1.6	5,340,685

Total Investments	100.3	328,301,883
Other Assets & Liabilities	(0.3)	(940,867)

	100.0	327,361,016

See accompanying notes which are an integral part of the quarterly report.

26	International Stock Selection Fund

SSGA

International Stock Selection Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Depreciation $

Long Positions
MSCI EAFE E-Mini Index Futures	35	USD	3,052,000	12/15	(29,020)

Total Unrealized Depreciation on Open Futures Contracts*					(29,020)

Presentation of Portfolio Holdings — November 30, 2015 (Unaudited)

	Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$11,035,313	$—	$—	$11,035,313	3.4
Denmark	15,155,721	—	—	15,155,721	4.6
France	33,152,184	—	—	33,152,184	10.1
Germany	39,077,496	—	—	39,077,496	11.9
Hong Kong	3,398,334	—	—	3,398,334	1.0
Israel	2,907,366	—	—	2,907,366	0.9
Italy	15,970,332	—	—	15,970,332	4.9
Japan	80,023,814	—	—	80,023,814	24.4
Netherlands	26,367,295	—	—	26,367,295	8.1
Singapore	4,190,131	—	—	4,190,131	1.3
Spain	1,250,500	—	—	1,250,500	0.4
Switzerland	30,639,997	—	—	30,639,997	9.4
United Kingdom	59,792,715	—	—	59,792,715	18.3
Short-Term investments
United States	5,340,685	—	—	5,340,685	1.6

Total Investments	$328,301,883	$—	$—	$328,301,883	100.3

Other Assets and Liabilities, Net					(0.03)

					100.0

Liabilities:
Other Financial Instruments**
Future Contracts	$(29,020)	$—	$—	$(29,020)	0.0	***

Total Other Financial Instruments	$(29,020)	$—	$—	$(29,020)	0.0	***

*	For a description of the levels see the Notes to Quarterly Report. During the period ended November 30, 2015, there were transfers in the amount of $55,721,984 from Level 2 to Level 1. The transfers that did occur were the result of fair value pricing using significant observable inputs.
**	Other financial instruments reflected in the Schedule of Investments include futures which are valued at the unrealized appreciation (depreciation) on the instruments.
***	Less than 0.05% of net assets.

See accompanying notes which are an integral part of the quarterly report.

International Stock Selection Fund	27

SSGA

High Yield Bond Fund

Schedule of Investments — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Long-Term Investments - 93.4%
Corporate Bonds and Notes - 78.1%
ACE Cash Express, Inc. 11.000%, due 02/01/19 (a)	300,000	85,500
ADT Corp. 3.500%, due 07/15/22	500,000	456,875
AECOM 5.875%, due 10/15/24	259,000	262,237
AES Corp. 3.414%, due 06/01/19 (b)	350,000	328,125
4.875%, due 05/15/23	150,000	135,188
Ahern Rentals, Inc. 7.375%, due 05/15/23 (a)	150,000	126,000
Air Medical Merger Sub Corp. 6.375%, due 05/15/23 (a)	250,000	224,062
Alcatel-Lucent USA, Inc. 6.750%, due 11/15/20 (a)	250,000	264,560
Alcoa, Inc. 6.150%, due 08/15/20	275,000	286,687
5.125%, due 10/01/24	175,000	165,594
5.950%, due 02/01/37	250,000	220,613
Alere, Inc. 6.375%, due 07/01/23 (a)	283,000	286,537
Ally Financial, Inc. 3.600%, due 05/21/18	100,000	100,120
3.750%, due 11/18/19	200,000	199,000
4.125%, due 02/13/22	200,000	199,500
4.625%, due 03/30/25	300,000	300,000
5.750%, due 11/20/25	350,000	352,406
8.000%, due 11/01/31	250,000	298,125
Alphabet Holding Co., Inc. PIK 7.750%, due 11/01/17	333,000	325,507
American Axle & Manufacturing, Inc. 5.125%, due 02/15/19	250,000	253,125
Amsurg Corp. 5.625%, due 11/30/20	400,000	406,000
Antero Resources Corp. 5.625%, due 06/01/23 (a)	367,000	340,392
ArcelorMittal 10.850%, due 06/01/19	600,000	636,000
Argos Merger Sub, Inc. 7.125%, due 03/15/23 (a)	478,000	481,585
Artesyn Escrow, Inc. 9.750%, due 10/15/20 (a)	125,000	117,813
Asbury Automotive Group, Inc. 6.000%, due 12/15/24	250,000	259,375
6.000%, due 12/15/24 (a)	100,000	103,750
Ashtead Capital, Inc. 5.625%, due 10/01/24 (a)	225,000	228,937
Audatex North America, Inc. 6.000%, due 06/15/21 (a)	315,000	317,756

	Principal Amount ($) or Shares	Value $
Bank of America Corp. Series Z 6.500%, due 10/23/24 (b)(c)	175,000	184,844
Beacon Roofing Supply, Inc. 6.375%, due 10/01/23 (a)	200,000	208,500
BI-LO LLC/BI-LO Finance Corp. 9.250%, due 02/15/19 (a)	300,000	305,250
Blackboard, Inc. 7.750%, due 11/15/19 (a)	225,000	200,250
Blue Cube Spinco, Inc. 9.750%, due 10/15/23 (a)	275,000	299,750
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.125%, due 11/15/22 (a)	175,000	155,750
BlueLine Rental Finance Corp. 7.000%, due 02/01/19 (a)	250,000	226,875
Builders FirstSource, Inc. 10.750%, due 08/15/23 (a)	311,000	318,775
BWAY Holding Co. 9.125%, due 08/15/21 (a)	375,000	353,437
California Resources Corp. 6.000%, due 11/15/24	250,000	150,000
Calpine Corp. 5.375%, due 01/15/23	485,000	452,262
Calumet Specialty Products Partners LP/Calumet Finance Corp. 7.625%, due 01/15/22	200,000	189,000
Carlson Travel Holdings, Inc. PIK 7.500%, due 08/15/19 (a)	330,000	329,175
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125%, due 05/01/23 (a)	300,000	297,000
CCOH Safari LLC 5.750%, due 02/15/26 (a)	505,000	507,525
Central Garden & Pet Co. 6.125%, due 11/15/23	250,000	253,125
Century Intermediate Holding Co. 2 PIK 9.750%, due 02/15/19 (a)	190,000	195,700
CenturyLink, Inc. Series W 6.750%, due 12/01/23	390,000	370,266
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375%, due 09/15/20 (a)	300,000	293,250
Chesapeake Energy Corp. 6.500%, due 08/15/17	150,000	104,625
Churchill Downs, Inc. 5.375%, due 12/15/21	300,000	307,500
CIT Group, Inc. 5.250%, due 03/15/18	400,000	415,000
3.875%, due 02/19/19	530,000	530,662

28	High Yield Bond Fund

SSGA

High Yield Bond Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Claire’s Stores, Inc. 9.000%, due 03/15/19 (a)	375,000	283,125
Constellation Brands, Inc. 6.000%, due 05/01/22	300,000	333,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.250%, due 04/01/23 (a)	370,000	312,650
DaVita HealthCare Partners, Inc. 5.000%, due 05/01/25	295,000	283,200
Denbury Resources, Inc. 5.500%, due 05/01/22	275,000	170,500
DISH DBS Corp. 5.875%, due 11/15/24	460,000	411,700
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp. 8.125%, due 06/15/21 (a)	354,000	318,600
Dollar Tree, Inc. 5.250%, due 03/01/20 (a)	250,000	258,750
DR Horton, Inc. 4.000%, due 02/15/20	252,000	256,158
Dynegy, Inc. 7.375%, due 11/01/22	200,000	192,788
7.625%, due 11/01/24	210,000	199,500
Eldorado Resorts, Inc. 7.000%, due 08/01/23 (a)	181,000	181,792
EP Energy LLC/EP Energy Finance, Inc. 9.375%, due 05/01/20	225,000	191,250
EP Energy LLC/Everest Acquisition Finance, Inc. 6.375%, due 06/15/23	114,000	87,210
Equinix, Inc. 5.375%, due 01/01/22	400,000	408,000
First Data Corp. 6.750%, due 11/01/20 (a)	224,000	235,480
7.000%, due 12/01/23 (a)	430,000	433,762
Florida East Coast Holdings Corp. 9.750%, due 05/01/20 (a)	450,000	391,500
Frontier Communications Corp. 9.250%, due 07/01/21	250,000	244,375
10.500%, due 09/15/22 (a)(d)	815,000	807,869
Gates Global LLC/Gates Global Co. 6.000%, due 07/15/22 (a)	295,000	216,825
Genworth Financial, Inc. 6.150%, due 11/15/66 (b)	600,000	228,000
Goodyear Tire & Rubber Co. 5.125%, due 11/15/23	225,000	229,275
Group 1 Automotive, Inc. 5.000%, due 06/01/22	450,000	448,875
Halcon Resources Corp. 8.625%, due 02/01/20 (a)	247,000	194,513

	Principal Amount ($) or Shares	Value $
HCA Holdings, Inc. 6.250%, due 02/15/21	700,000	743,750
HCA, Inc. 4.250%, due 10/15/19	500,000	508,750
HD Supply, Inc. 5.250%, due 12/15/21 (a)	350,000	363,562
Hertz Corp. 6.750%, due 04/15/19	250,000	255,000
Hexion, Inc. 6.625%, due 04/15/20	500,000	362,500
Hill-Rom Holdings, Inc. 5.750%, due 09/01/23 (a)	200,000	203,750
International Lease Finance Corp. 6.250%, due 05/15/19	325,000	349,424
8.250%, due 12/15/20	350,000	417,375
j2 Global, Inc. 8.000%, due 08/01/20	200,000	211,500
Jack Cooper Holdings Corp. 10.250%, due 06/01/20 (a)	200,000	176,000
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.375%, due 08/01/23 (a)	340,000	326,400
Kronos Acquisition Holdings, Inc. 9.000%, due 08/15/23 (a)	200,000	187,500
L Brands, Inc. 7.000%, due 05/01/20	150,000	171,000
6.875%, due 11/01/35 (a)	205,000	210,125
Lennar Corp. 4.500%, due 06/15/19	50,000	51,375
Level 3 Financing, Inc. 5.375%, due 01/15/24 (a)	725,000	725,906
LifePoint Health, Inc. 5.875%, due 12/01/23	185,000	186,156
Live Nation Entertainment, Inc. 5.375%, due 06/15/22 (a)(d)	250,000	252,500
LMI Aerospace, Inc. 7.375%, due 07/15/19	325,000	318,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 4.500%, due 07/15/23	100,000	88,750
4.875%, due 12/01/24	250,000	221,719
4.875%, due 06/01/25	399,000	355,110
Men’s Wearhouse, Inc. 7.000%, due 07/01/22	350,000	271,250
MGM Resorts International 6.625%, due 12/15/21	300,000	312,750
Micron Technology, Inc. 5.250%, due 08/01/23 (a)	328,000	308,320
Midcontinent Communications & Midcontinent Finance Corp. 6.875%, due 08/15/23 (a)	100,000	101,750

High Yield Bond Fund	29

SSGA

High Yield Bond Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Milacron LLC/Mcron Finance Corp. 7.750%, due 02/15/21 (a)	250,000	248,750
Monitronics International, Inc. 9.125%, due 04/01/20	250,000	187,500
MPG Holdco I, Inc. 7.375%, due 10/15/22	255,000	267,750
MPH Acquisition Holdings LLC 6.625%, due 04/01/22 (a)	410,000	414,100
MPT Operating Partnership LP/MPT Finance Corp. 5.500%, due 05/01/24	300,000	302,250
MSCI, Inc. 5.250%, due 11/15/24 (a)	250,000	257,500
Navient Corp. 5.000%, due 10/26/20	100,000	90,000
5.875%, due 03/25/21	100,000	91,500
Navient Corp. MTN 8.000%, due 03/25/20	350,000	355,250
Navistar International Corp. 8.250%, due 11/01/21	300,000	213,750
NCR Corp. 5.875%, due 12/15/21	200,000	196,500
Neiman Marcus Group, LTD. LLC 8.000%, due 10/15/21 (a)	225,000	200,813
Neptune Finco Corp. 10.125%, due 01/15/23 (a)	450,000	470,250
NES Rentals Holdings, Inc. 7.875%, due 05/01/18 (a)	250,000	241,250
Netflix, Inc. 5.500%, due 02/15/22 (a)	283,000	292,905
5.750%, due 03/01/24	150,000	154,875
Newfield Exploration Co. 5.750%, due 01/30/22	400,000	392,040
Nexstar Broadcasting, Inc. 6.875%, due 11/15/20	131,000	133,456
6.125%, due 02/15/22 (a)	300,000	291,000
NRG Energy, Inc. 6.250%, due 07/15/22	350,000	323,750
OneMain Financial Holdings, Inc. 7.250%, due 12/15/21 (a)	400,000	407,000
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.625%, due 02/15/24	300,000	309,000
5.875%, due 03/15/25	125,000	128,594
Owens-Brockway Glass Container, Inc. 5.875%, due 08/15/23 (a)	100,000	104,000
Parsley Energy LLC/Parsley Finance Corp. 7.500%, due 02/15/22 (a)	303,000	307,545
Party City Holdings, Inc. 6.125%, due 08/15/23 (a)	319,000	303,847

	Principal Amount ($) or Shares	Value $
PBF Holding Co. LLC/PBF Finance Corp. 7.000%, due 11/15/23 (a)	140,000	140,000
Penn National Gaming, Inc. 5.875%, due 11/01/21	300,000	298,500
Penske Automotive Group, Inc. 5.750%, due 10/01/22	200,000	206,500
5.375%, due 12/01/24	300,000	303,750
PF Chang’s China Bistro, Inc. 10.250%, due 06/30/20 (a)	300,000	276,750
Pittsburgh Glass Works LLC 8.000%, due 11/15/18 (a)	201,000	209,543
Plantronics, Inc. 5.500%, due 05/31/23 (a)	192,000	195,360
Plastipak Holdings, Inc. 6.500%, due 10/01/21 (a)	200,000	195,500
Platform Specialty Products Corp. 6.500%, due 02/01/22 (a)	332,000	288,840
Post Holdings, Inc. 6.000%, due 12/15/22 (a)	400,000	394,500
7.750%, due 03/15/24 (a)	145,000	150,438
Provident Funding Associates LP/PFG Finance Corp. 6.750%, due 06/15/21 (a)	233,000	227,175
Qualitytech LP/QTS Finance Corp. 5.875%, due 08/01/22	400,000	408,000
Rackspace Hosting, Inc. 6.500%, due 01/15/24 (a)	220,000	220,000
Revlon Consumer Products Corp. 5.750%, due 02/15/21	140,000	138,600
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 9.875%, due 08/15/19	275,000	285,312
6.875%, due 02/15/21	340,000	351,900
Rice Energy, Inc. 6.250%, due 05/01/22	310,000	263,500
7.250%, due 05/01/23 (a)	50,000	43,500
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625%, due 07/15/22	250,000	210,000
Roundy’s Supermarkets, Inc. 10.250%, due 12/15/20 (a)	175,000	197,313
RR Donnelley & Sons Co. 7.875%, due 03/15/21	350,000	364,000
RSP Permian, Inc. 6.625%, due 10/01/22	265,000	263,344
Sanchez Energy Corp. 7.750%, due 06/15/21	300,000	228,000
Sanchez Energy Corp. Series WI 6.125%, due 01/15/23	135,000	92,813

30	High Yield Bond Fund

SSGA

High Yield Bond Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

SBA Communications Corp. 5.625%, due 10/01/19	175,000	182,000
Scientific Games International, Inc. 7.000%, due 01/01/22 (a)	475,000	458,375
Scotts Miracle-Gro Co. 6.000%, due 10/15/23 (a)	190,000	197,125
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.375%, due 05/01/22 (a)	250,000	228,750
Sinclair Television Group, Inc. 6.375%, due 11/01/21	325,000	336,375
Sirius XM Radio, Inc. 6.000%, due 07/15/24 (a)	475,000	491,031
Spectrum Brands, Inc. 6.625%, due 11/15/22	100,000	106,750
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875%, due 08/01/20 (a)	250,000	258,750
Sprint Corp. 7.250%, due 09/15/21 (d)	950,000	769,500
Sprint Nextel Corp. 7.000%, due 03/01/20 (a)	100,000	102,063
SS&C Technologies Holdings, Inc. 5.875%, due 07/15/23 (a)	150,000	155,625
StandardAero Aviation Holdings, Inc. 10.000%, due 07/15/23 (a)	150,000	150,000
Steel Dynamics, Inc. 5.125%, due 10/01/21	330,000	320,925
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.500%, due 08/15/22	225,000	193,500
Sunoco LP/Sunoco Finance Corp. 6.375%, due 04/01/23 (a)	346,000	350,325
T-Mobile USA, Inc. 6.633%, due 04/28/21	533,000	550,989
6.000%, due 03/01/23	325,000	326,625
Talen Energy Supply LLC 4.625%, due 07/15/19 (a)	300,000	270,750
6.500%, due 06/01/25 (a)	56,000	48,160
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.000%, due 01/15/18 (a)	175,000	171,938
4.125%, due 11/15/19	450,000	421,875
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875%, due 04/15/23 (a)	300,000	298,125
5.625%, due 03/01/24 (a)	50,000	48,313
Team Health, Inc. 7.250%, due 12/15/23 (a)	130,000	133,900
Tempur Sealy International, Inc. 5.625%, due 10/15/23 (a)	200,000	203,500

	Principal Amount ($) or Shares	Value $
Tenet Healthcare Corp. 5.000%, due 03/01/19 (d)	850,000	818,125
6.875%, due 11/15/31	300,000	253,875
Tenneco, Inc. 5.375%, due 12/15/24	150,000	153,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.250%, due 10/15/22 (a)	300,000	310,125
Toll Brothers Finance Corp. 4.875%, due 11/15/25	200,000	198,000
Tops Holding LLC/Tops Markets II Corp. 8.000%, due 06/15/22 (a)	219,000	219,000
TRAC Intermodal LLC/TRAC Intermodal Corp. 11.000%, due 08/15/19	153,000	166,005
TRI Pointe Holdings, Inc./TRI Pointe Group, Inc. 4.375%, due 06/15/19	300,000	297,750
Tribune Media Co. 5.875%, due 07/15/22 (a)	225,000	225,000
United Rentals North America, Inc. 6.125%, due 06/15/23	250,000	260,625
5.500%, due 07/15/25	250,000	250,000
Univar USA, Inc. 6.750%, due 07/15/23 (a)	150,000	144,938
US Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375%, due 05/01/21 (a)	256,000	272,000
Vereit Operating Partnership LP 4.600%, due 02/06/24	450,000	435,629
VeriSign, Inc. 5.250%, due 04/01/25	150,000	152,802
Virgin Media Finance PLC 6.375%, due 04/15/23 (a)	450,000	460,125
WCI Communities, Inc. 6.875%, due 08/15/21	345,000	363,285
WellCare Health Plans, Inc. 5.750%, due 11/15/20	350,000	363,856
WhiteWave Foods Co. 5.375%, due 10/01/22	300,000	319,125
Whiting Petroleum Corp. 5.750%, due 03/15/21	400,000	364,000
6.250%, due 04/01/23	50,000	46,500
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.250%, due 07/15/19	250,000	239,375
XPO Logistics, Inc. 7.875%, due 09/01/19 (a)	150,000	152,063
6.500%, due 06/15/22 (a)	450,000	414,000
York Risk Services Holding Corp. 8.500%, due 10/01/22 (a)	255,000	209,100

High Yield Bond Fund	31

SSGA

High Yield Bond Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Zebra Technologies Corp. 7.250%, due 10/15/22	380,000	406,600
ZF North America Capital, Inc. 4.750%, due 04/29/25 (a)	400,000	386,376

		56,704,920

International Debt - 15.3%
Allegion PLC 5.875%, due 09/15/23	200,000	207,000
Altice Financing SA 6.500%, due 01/15/22 (a)	100,000	100,500
6.625%, due 02/15/23 (a)	250,000	247,967
Altice Finco SA 8.125%, due 01/15/24 (a)	350,000	333,375
Altice Luxembourg SA 7.750%, due 05/15/22 (a)	425,000	397,375
7.625%, due 02/15/25 (a)	200,000	175,000
ArcelorMittal 5.125%, due 06/01/20	40,000	35,075
Ardagh Finance Holdings SA PIK 8.625%, due 06/15/19 (a)	164,767	171,770
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 3.337%, due 12/15/19 (a)(b)	350,000	343,875
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 7.000%, due 11/15/20 (a)	35,294	35,162
ATS Automation Tooling Systems, Inc. 6.500%, due 06/15/23 (a)	150,000	153,000
Bombardier, Inc. 7.750%, due 03/15/20 (a)	150,000	132,656
Capsugel SA PIK 7.000%, due 05/15/19 (a)	350,000	352,187
CEVA Group PLC 7.000%, due 03/01/21 (a)	285,000	246,525
Columbus International, Inc. 7.375%, due 03/30/21 (a)	300,000	316,125
Commerzbank AG 8.125%, due 09/19/23 (a)	200,000	232,900
Constellium NV 5.750%, due 05/15/24 (a)	400,000	300,000
Coveris Holdings SA 7.875%, due 11/01/19 (a)	500,000	462,500
Digicel Group, Ltd. 8.250%, due 09/30/20 (a)	300,000	260,625
DPx Holdings BV 7.500%, due 02/01/22 (a)	360,000	363,600
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. 6.000%, due 07/15/23 (a)	200,000	192,500

	Principal Amount ($) or Shares	Value $
Fly Leasing, Ltd. 6.750%, due 12/15/20	225,000	234,563
FMG Resources August 2006 Pty Ltd. 9.750%, due 03/01/22 (a)	245,000	236,425
Global Ship Lease, Inc. 10.000%, due 04/01/19 (a)	325,000	318,500
INEOS Group Holdings SA 6.125%, due 08/15/18 (a)	300,000	302,250
5.875%, due 02/15/19 (a)	160,000	159,200
Inmarsat Finance PLC 4.875%, due 05/15/22 (a)	125,000	122,500
Intelsat Jackson Holdings SA 7.500%, due 04/01/21	200,000	166,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.625%, due 10/15/23 (a)	140,000	120,750
MEG Energy Corp. 6.375%, due 01/30/23 (a)	400,000	332,000
New Red Finance, Inc. 6.000%, due 04/01/22 (a)	250,000	259,375
NOVA Chemicals Corp. 5.000%, due 05/01/25 (a)	150,000	147,000
Perstorp Holding AB 11.000%, due 08/15/17 (a)	350,000	351,750
Royal Bank of Scotland Group PLC 6.125%, due 12/15/22	300,000	329,986
Royal Bank of Scotland Group PLC Series U 7.640%, due 09/30/17 (b)(c)	150,000	156,720
Sable International Finance, Ltd. 8.750%, due 02/01/20 (a)	185,000	194,713
Schaeffler Finance BV 4.750%, due 05/15/23 (a)	300,000	297,750
Schaeffler Holding Finance BV PIK
6.875%, due 08/15/18 (a)	200,000	206,750
6.750%, due 11/15/22 (a)	200,000	216,500
Sensata Technologies BV 5.000%, due 10/01/25 (a)	400,000	378,000
Teck Resources, Ltd. 3.850%, due 08/15/17	300,000	264,750
Transocean, Inc. 6.500%, due 11/15/20	250,000	197,500
UPCB Finance IV Ltd. 5.375%, due 01/15/25 (a)	225,000	217,688
UPCB Finance VI Ltd. 6.875%, due 01/15/22 (a)	270,000	286,537
Virgin Media Secured Finance PLC 5.250%, due 01/15/26 (a)	100,000	98,000
VTR Finance BV 6.875%, due 01/15/24 (a)	250,000	240,200

32	High Yield Bond Fund

SSGA

High Yield Bond Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Ziggo Bond Finance BV 5.875%, due 01/15/25 (a)	200,000	188,000

		11,083,124

Total Long-Term Investments (cost $70,706,497)		67,788,044

Short-Term Investment - 5.4%
SSGA U.S. Government Money Market Fund 0.00% (e)(f) (cost $3,916,101)	3,916,101	3,916,101

Total Investments - 98.8% (cost $74,622,598)		71,704,145

Other Assets and Liabilities, Net - 1.2%		903,327

Net Assets - 100.0%		72,607,472

Footnotes:

(a)	Security may have contractual restrictions on resale or may have been offered in a private placement transaction. Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other accredited investors. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(c)	Perpetual floating rate security. Date shown reflects the next reset date.
(d)	All or a portion of the shares of these securities are held as collateral in connection with swap contracts.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Quarterly Report).
(f)	The rate shown is the annualized seven-day yield at period end.

Abbreviations:

MTN - Medium Term Notes

PIK - Pay In Kind

PLC - Public Limited Company

Centrally-Cleared Credit Default Swap Contracts
Credit Indices
Reference Entity	Counterparty	Notional Amount*		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $	Upfront Premiums Paid/ (Received) $	Unrealized Appreciation/ (Depreciation) $

Protection Sold:
Markit CDX North American High Yield Index	Goldman Sachs	USD	1,000,000	5.00%	12/20/2020	42,221	1,000	41,221

*	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

See accompanying notes which are an integral part of the quarterly report.

High Yield Bond Fund	33

SSGA

High Yield Bond Fund

Presentation of Portfolio Holdings — November 30, 2015 (Unaudited)

	Value*					% of Net Assets
Categories	Level 1	Level 2	Level 3		Total
Corporate Bonds and Notes	$—	$56,704,920		$—	$56,704,920	78.1
International Debt	—	11,083,124		—	11,083,124	15.3
Short-Term Investment	3,916,101	—		—	3,916,101	5.4

Total Investments	$3,916,101	$67,788,044		$—	$71,704,145	98.8

Other Assets and Liabilities, Net						1.2

						100.0

Assets:
Other Financial Instruments**
Credit Default Swap Contract	$—	$41,221	$		$41,221	0.1

Total Other Financial Instruments	$—	$41,221	$		$41,221	0.1

*	For a description of the levels see the Notes to Quarterly Report. There were no transfers in and out of Levels 1, 2 and 3 during the period ended November 30, 2015.
**	Other financial instruments reflected in the Schedule of Investment include credit default swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

See accompanying notes which are an integral part of the quarterly report.

34	High Yield Bond Fund

SSGA Funds

Notes to Quarterly Report — November 30, 2015 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to policies and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments. The members of the Committee are approved by the Board. Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including preferred stock and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no prices are obtained from the pricing services or brokers, valuation will be based upon the intrinsic value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with Funds’ procedures to stabilize net asset value.

•

Debt obligations (both governmental and non-governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Forward foreign currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with valuation policy and procedures approved by the Board.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third-party valuation on the settlement date of the swap agreements, the agreements will be fair valued.

•

Equity-Linked Securities are valued at the last reported sale or settlement price of the linked referenced equity. Foreign exchange adjustments, if any, are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency.

In the event prices or quotations are not readily available or that the application of these methods of valuation results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policies and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Funds’ underlying indices, which in turn could result in a difference between the Funds’ performance and the performance of the Funds’ underlying indices. Various inputs are used in determining the value of Funds’ investments.

Notes to Quarterly Report	35

SSGA Funds

Notes to Quarterly Report, continued — November 30, 2015 (Unaudited)

These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes. The Funds value its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no material transfers between levels for period ended November 30, 2015. The transfers that did occur were the result of fair value pricing using significant observable and unobservable inputs.

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Schedule of Investments, which also includes a breakdown of the Funds’ investments by category.

Forward Foreign Currency Contracts

Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Forward foreign currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

For the period ended November 30, 2015, the Emerging Markets Fund entered into forward foreign currency exchange contracts.

Futures

Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Variation margin payments are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security or index. Such receipt or payment is recorded by the Funds for financial statement purposes as part of unrealized gains or losses, and is recorded on the Statements of Assets and Liabilities as Receivable or Payable from broker — variation margin on open futures contracts. The Funds recognize a realized gain or loss when a contract is closed, which is recorded on the Statements of Operations. The risk of loss in trading futures contracts in some strategies is potentially unlimited.

36	Notes to Quarterly Report

SSgA Funds

Notes to Quarterly Report, continued — November 30, 2015 (Unaudited)

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

Swaps

Certain funds may enter into swap agreements, in which a Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as credit default swap contracts premiums paid and credit default swap contracts premiums received, respectively, in the Statements of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When a BL OTC swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Schedule of Investments and cash deposited is segregated and recorded on the Statements of Assets and Liabilities as Due from broker. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statements of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.

Equity Linked Securities

The SSGA Emerging Markets Fund may purchase equity-linked securities also known as participation notes. These securities are issued by banks or broker-dealers that are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country.

A Fund deposits cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in an exchange for equity linked security. Upon sale, a Fund receives cash from broker or custodian equal to the value of the underlying security.

The performance results of equity linked securities will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in equity linked securities involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate.

There can be no assurance that there will be a trading market or that the trading price of a these securities will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Fund relies on the creditworthiness of the counterparty issuing equity-linked securities and has no rights against the issuer of the underlying security. The Fund minimizes this risk by entering into agreements only with counterparties that the Funds’ investment adviser

Notes to Quarterly Report	37

SSGA Funds

Notes to Quarterly Report, continued — November 30, 2015 (Unaudited)

deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the participation notes are traded may be less liquid than the markets for other securities, or may be completely illiquid. As of November 30, 2015, the SSGA Emerging Markets Fund held four (4) Equity-Linked Notes which are identified on the Schedule of Investments.

Federal Income Taxes

As of November 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

SSGA Dynamic Small Cap Fund	$28,206,231	$4,163,850	$(1,118,537)	$3,045,313
SSGA Clarion Real Estate Fund	34,507,210	12,863,911	(197,315)	12,666,596
SSGA Enhanced Small Cap Fund	30,626,668	5,659,189	(2,317,675)	3,341,514
SSGA Emerging Markets Fund	147,116,717	38,392,538	(11,863,392)	26,529,146
SSGA International Stock Selection Fund	323,034,239	33,306,198	(28,038,554)	5,267,644
SSGA High Yield Bond Fund	74,622,598	737,187	(3,655,640)	(2,918,453)

Transactions with Affiliates

Each Fund may invest in the SSGA Prime Money Market Fund and SSGA U.S. Government Money Market Fund, both series’ of the Trust. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio, a series of State Street Navigator Securities Lending Trust, for which SSGA FM serves as the investment adviser.

Amounts related to investments in the SSGA Prime Money Market Fund, SSGA U.S. Government Money Market Fund and/or State Street Navigator Securities Lending Prime Portfolio at November 30, 2015 and for the period then ended are:

SSGA Prime Money Market Fund	Value at 8/31/2015	Purchased Cost	Purchased Shares	Sold Cost	Sold Shares	Value at 11/30/2015	Income

SSGA Dynamic Small Cap Fund	$248,619	$258,639	258,639	$507,258	507,258	$—	$27
SSGA Clarion Real Estate Fund	203,411	1,535,516	1,535,516	1,555,361	1,555,361	183,566	30
SSGA Enhanced Small Cap Fund	992,460	135,888	135,888	1,128,348	1,128,348	—	118
SSGA Emerging Markets Fund	327,928	4,179,019	4,179,019	4,506,947	4,506,947	—	479
SSGA International Stock Selection Fund	3,492,482	5,473,506	5,473,506	8,965,988	8,965,988	—	308
SSGA High Yield Bond Fund	2,985,722	2,079,434	2,079,434	5,065,156	5,065,156	—	325

SSGA U.S. Government Money Market	Value at 8/31/2015	Purchased Cost	Purchased Shares	Sold Cost	Sold Shares	Value at 11/30/2015	Income

SSGA Dynamic Small Cap Fund	$—	$1,166,263	1,166,263	$654,557	654,557	$511,706	$—
SSGA Enhanced Small Cap Fund	—	2,936,384	2,936,384	2,131,431	2,131,431	804,953	—
SSGA Emerging Markets Fund	—	10,978,614	10,978,614	9,660,644	9,660,644	1,317,970	—
SSGA International Stock Selection Fund	—	12,107,356	12,107,356	9,440,756	9,440,756	2,666,600	—
SSGA High Yield Bond Fund	—	13,420,858	13,420,858	9,504,757	9,504,757	3,916,101	—

38	Notes to Quarterly Report

SSGA Funds

Notes to Quarterly Report, continued — November 30, 2015 (Unaudited)

State Street Navigator Securities Lending Prime Portfolio	Value at 8/31/2015	Purchased Cost	Purchased Shares	Sold Cost	Sold Shares	Value at 11/30/2015	Income

SSGA Dynamic Small Cap Fund	$5,375,144	$2,106,935	2,106,935	$2,185,274	2,185,274	$5,296,805	$6,215
SSGA Clarion Real Estate Fund	4,470,984	28,893,473	28,893,473	30,391,821	30,391,821	2,972,636	2,179
SSGA Emerging Markets Fund	4,543,293	9,038,532	9,038,532	10,019,353	10,019,353	3,562,472	7,774
SSGA International Stock Selection Fund	3,247,773	37,356,049	37,356,049	37,929,737	37,929,737	2,674,085	23,087

Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements other than below.

The Board of Trustees of SSGA Funds has approved changing the name of SSGA Emerging Markets Fund (the “Fund”), as well as changing the Fund’s Principal Investment Strategy. Effective on or about December 18, 2015, all references to SSGA Emerging Markets Fund in the Prospectus, Summary Prospectus and Statement of Additional Information shall be replaced by references to State Street Disciplined Emerging Markets Equity Fund.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Notes to Quarterly Report	39

SSGA Funds

Shareholder Requests for Additional Information — November 30, 2015 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.SSGAfunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Funds voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

The Funds will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.SSGAfunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

40	Shareholder Requests for Additional Information

Quarterly Report

30 November 2015

SSGA Funds

Institutional Money Market Funds

SSGA U.S. Treasury Money Market Fund

SSGA Prime Money Market Fund

SSGA Funds

Institutional Money Market Funds

Quarterly Report

November 30, 2015 (Unaudited)

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSGA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSGA

U.S. Treasury Money Market Fund

Schedule of Investments — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Treasury Debt - 72.5%
U.S. Treasury Bill	70,200,000	0.000	12/10/15	70,200,000
U.S. Treasury Bill	500,000,000	0.075	12/10/15	499,990,625
U.S. Treasury Bill	130,100,000	0.000	12/17/15	130,100,000
U.S. Treasury Bill	20,000,000	0.053	12/17/15	19,999,533
U.S. Treasury Bill	434,000,000	0.075	12/17/15	433,985,533
U.S. Treasury Bill	66,000,000	0.076	12/17/15	65,997,771
U.S. Treasury Bill	15,100,000	0.000	12/24/15	15,099,925
U.S. Treasury Bill	54,000,000	0.010	12/24/15	53,999,730
U.S. Treasury Bill	500,000,000	0.090	12/24/15	499,971,250
U.S. Treasury Bill	14,000,000	0.015	12/31/15	13,999,825
U.S. Treasury Bill	100,000,000	0.018	12/31/15	99,998,542
U.S. Treasury Bill	285,424,000	0.000	01/07/16	285,424,000
U.S. Treasury Bill	143,600,000	0.003	01/07/16	143,599,631
U.S. Treasury Bill	143,000,000	0.050	01/07/16	142,992,651
U.S. Treasury Bill	80,000,000	0.055	01/07/16	79,995,478
U.S. Treasury Bill	230,000,000	0.060	01/07/16	229,985,817
U.S. Treasury Bill	66,000,000	0.061	01/07/16	65,995,862
U.S. Treasury Bill	162,000,000	0.000	01/14/16	162,000,000
U.S. Treasury Bill	38,000,000	0.001	01/14/16	37,999,954
U.S. Treasury Bill	77,000,000	0.065	01/14/16	76,993,883
U.S. Treasury Bill	464,000,000	0.070	01/14/16	463,960,302
U.S. Treasury Bill	77,000,000	0.072	01/14/16	76,993,177
U.S. Treasury Bill	381,000,000	0.075	01/14/16	380,965,075
U.S. Treasury Bill	120,000,000	0.320	01/14/16	119,989,367
U.S. Treasury Bill	81,000,000	0.010	01/21/16	80,998,852
U.S. Treasury Bill	200,000,000	0.015	01/21/16	199,995,750
U.S. Treasury Bill	100,000,000	0.020	01/28/16	99,996,778
U.S. Treasury Bill	385,700,000	0.115	02/04/16	385,619,914
U.S. Treasury Bill	57,300,000	0.118	02/04/16	57,287,844
U.S. Treasury Bill	300,000,000	0.135	02/11/16	299,919,000
U.S. Treasury Bill	200,000,000	0.145	02/18/16	199,936,361
U.S. Treasury Bill	237,000,000	0.140	02/25/16	236,920,737
U.S. Treasury Bill	200,000,000	0.215	03/03/16	199,891,306
U.S. Treasury Note	26,800,000	0.010	12/15/15	26,802,458
U.S. Treasury Note	124,000,000	0.010	12/31/15	124,024,237
U.S. Treasury Note (next reset date 12/01/15) (a)	344,000,000	0.185	01/31/16	344,000,008
U.S. Treasury Note (next reset date 12/01/15) (a)	180,700,000	0.209	04/30/16	180,709,302
U.S. Treasury Note (next reset date 12/01/15) (a)	59,000,000	0.210	07/31/16	59,004,974
U.S. Treasury Note (next reset date 12/01/15) (a)	125,000,000	0.193	10/31/16	124,978,315
U.S. Treasury Note (next reset date 12/01/15) (a)	123,000,000	0.224	01/31/17	122,991,251
U.S. Treasury Note (next reset date 12/01/15) (a)	71,000,000	0.214	04/30/17	71,000,380
U.S. Treasury Note (next reset date 12/01/15) (a)	145,000,000	0.217	07/31/17	144,946,225
U.S. Treasury Note (next reset date 12/01/15) (a)	50,000,000	0.308	10/31/17	49,963,191

Total Treasury Debt (cost $7,179,224,814)				7,179,224,814

Total Investments - 72.5% (cost $7,179,224,814)				7,179,224,814

U.S. Treasury Money Market Fund	1

SSGA

U.S. Treasury Money Market Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

Value $

Repurchase Agreements - 26.5%
Treasury Repurchase Agreements - 26.5%
Agreement with Federal Reserve Bank and Bank of New York Mellon Corp. (Tri-Party) of $1,350,000,000 dated November 30, 2015 at 0.050% to be repurchased at $1,350,001,875 on December 1, 2015, collateralized by: $1,291,448,200 par various United States Government Treasury Obligations valued at $1,350,001,960.	1,350,000,000
Agreement with JPM Chase and JP Morgan Chase & Co. (Tri-Party) of $200,000,000 dated November 30, 2015 at 0.080% to be repurchased at $200,000,444 on December 1, 2015, collateralized by: $202,390,400 par various United States Government Treasury Obligations valued at $204,001,873.	200,000,000
Agreement with Merrill Lynch and Bank of New York Mellon Corp. (Tri-Party) of $25,000,000 dated November 30, 2015 at 0.070% to be repurchased at $25,000,049 on December 1, 2015, collateralized by: $30,713,640 par various United States Government Treasury Obligations valued at $25,500,000.	25,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon Corp. (Tri-Party) of $200,000,000 dated November 30, 2015 at 0.100% to be repurchased at $200,000,556 on December 1, 2015, collateralized by: $200,000,641 par various United States Government Treasury Obligations valued at $204,000,654.	200,000,000
Agreement with Societe Generale and Bank of New York Mellon Corp. (Tri-Party) of $225,000,000 dated November 30, 2015 at 0.070% to be repurchased at $225,000,438 on December 1, 2015, collateralized by: $187,703,500 par various United States Government Treasury Obligations valued at $229,500,052.	225,000,000
Agreement with Societe Generale and Bank of New York Mellon Corp. (Tri-Party) of $300,000,000 dated November 30, 2015 at 0.120% to be repurchased at $300,007,000 on December 7, 2015, collateralized by: $297,636,200 par various United States Government Treasury Obligations valued at $306,000,068.	300,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon Corp. (Tri-Party) of $329,000,000 dated November 30, 2015 at 0.100% to be repurchased at $329,000,914 on December 1, 2015, collateralized by: $332,678,200 par various United States Government Treasury Obligations valued at $335,580,944.	329,000,000

Total Treasury Repurchase Agreements (cost $2,629,000,000)	2,629,000,000

Total Investments and Repurchase Agreements - 99.0% (b) (cost $9,808,224,814) (c)	9,808,224,814

Other Assets and Liabilities, Net - 1.0%	96,302,631

Net Assets - 100.0%	9,904,527,445

See accompanying notes which are an integral part of the quarterly report.

2	U.S. Treasury Money Market Fund

SSGA

U.S. Treasury Money Market Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the rate column.
(a)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(b)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Quarterly Report).
(c)	The cost of securities for federal income tax purposes is substantially the same for financial reporting purposes.

Abbreviation:

LLC Limited Liability Company

Presentation of Portfolio Holdings — November 30, 2015 (Unaudited)

Categories	% of Net Assets

Treasury Debt	72.5
Repurchase Agreements	26.5

Total Investments and Repurchase Agreements	99.0
Other Assets and Liabilities, Net	1.0

100.0

See accompanying notes which are an integral part of the quarterly report.

U.S. Treasury Money Market Fund	3

SSGA

Prime Money Market Fund

Schedule of Investments — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Asset Backed Commercial Paper - 1.7%
Collateralized Commercial Paper Co. LLC (next reset date 12/29/15) (a)	35,000,000	0.411	01/25/16	35,000,000
Kells Funding LLC (b)	20,000,000	0.250	01/19/16	19,993,195
Kells Funding LLC (b)	50,000,000	0.340	02/10/16	49,966,472

Total Asset Backed Commercial Paper (cost $104,959,667)				104,959,667

Certificates of Deposit - 36.1%
Bank of Montreal	30,000,000	0.290	01/07/16	30,000,000
Bank of Montreal	25,000,000	0.230	01/19/16	25,000,000
Bank of Montreal (next reset date 12/18/15) (a)	100,000,000	0.359	01/15/16	100,000,000
Bank of Montreal (next reset date 12/22/15) (a)	22,000,000	0.378	01/22/16	21,999,847
Bank of Nova Scotia	40,000,000	0.260	02/01/16	40,000,000
Bank of Nova Scotia (next reset date 12/07/15) (a)	50,000,000	0.375	04/07/16	50,000,000
Bank of Nova Scotia (next reset date 12/10/15) (a)	50,000,000	0.325	02/05/16	50,000,000
Bank of Tokyo - Mitsubishi	75,000,000	0.300	01/06/16	75,000,000
Bank of Tokyo - Mitsubishi	50,000,000	0.300	01/14/16	50,000,000
Bank of Tokyo - Mitsubishi	30,000,000	0.300	02/01/16	30,000,000
BNP Paribas	25,000,000	0.310	02/03/16	25,000,000
BNP Paribas	25,000,000	0.320	02/26/16	25,000,000
BNP Paribas	49,000,000	0.360	03/02/16	49,000,000
BNP Paribas	50,000,000	0.400	03/03/16	50,000,000
Canadian Imperial Bank of Commerce (next reset date 12/08/15) (a)	40,000,000	0.345	01/08/16	40,000,000
Canadian Imperial Bank of Commerce (next reset date 12/16/15) (a)	39,000,000	0.317	02/16/16	39,000,000
Chase Bank USA NA (next reset date 12/21/15) (a)	33,000,000	0.373	04/21/16	33,000,000
Citibank NA	50,000,000	0.250	02/01/16	50,000,000
Credit Agricole Corporate & Investment Bank	75,000,000	0.350	12/15/15	75,000,000
Credit Suisse	50,000,000	0.410	01/19/16	50,000,000
Credit Suisse (next reset date 12/29/15) (a)	50,000,000	0.495	05/02/16	50,000,000
ING Bank NV	80,000,000	0.380	02/02/16	80,000,000
ING Bank NV	50,000,000	0.370	02/05/16	50,000,000
ING Bank NV	50,000,000	0.440	03/14/16	50,000,000
National Australia Bank Ltd.	50,000,000	0.270	01/11/16	50,002,273
National Australia Bank Ltd.	33,000,000	0.275	01/11/16	33,000,188
National Australia Bank Ltd.	20,000,000	0.270	01/12/16	20,000,000
Nordea Bank AB	50,000,000	0.250	02/05/16	50,000,000
Norinchukin Bank	50,000,000	0.220	01/04/16	50,000,000
Norinchukin Bank	50,000,000	0.310	01/13/16	50,000,000
Norinchukin Bank	25,000,000	0.320	01/25/16	25,000,000
Rabobank Nederland NV (next reset date 12/14/15) (a)	28,000,000	0.366	04/13/16	28,000,000
Royal Bank of Canada (next reset date 12/07/15) (a)	66,000,000	0.345	01/07/16	66,000,000
Sumitomo Mitsui Banking Corp.	35,000,000	0.360	01/06/16	34,999,999
Sumitomo Mitsui Banking Corp.	75,000,000	0.400	02/01/16	75,000,000
Sumitomo Mitsui Banking Corp.	15,000,000	0.400	02/12/16	15,000,000
Sumitomo Mitsui Banking Corp.	15,000,000	0.400	02/16/16	15,000,000
Svenska Handelsbanken AB	40,000,000	0.405	03/02/16	40,000,510
Svenska Handelsbanken AB (next reset date 12/15/15) (a)	50,000,000	0.347	01/15/16	50,000,000
Toronto Dominion Bank	35,000,000	0.380	12/21/15	35,000,000
Toronto Dominion Bank (next reset date 01/04/16) (a)	44,000,000	0.355	04/04/16	44,000,000
Toronto Dominion Bank (next reset date 01/15/16) (a)	16,000,000	0.351	04/15/16	16,000,000
Toronto Dominion Bank (next reset date 12/01/15) (a)	25,000,000	0.353	04/01/16	25,000,000

4	Prime Money Market Fund

SSGA

Prime Money Market Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Toronto Dominion Bank (next reset date 12/07/15) (a)	15,000,000	0.352	04/05/16	15,000,000
Toronto Dominion Bank (next reset date 12/29/15) (a)	25,000,000	0.331	02/25/16	25,001,964
Toronto Dominion Bank (next reset date 12/29/15) (a)	61,000,000	0.375	05/26/16	61,000,000
UBS AG (next reset date 12/03/15) (a)	50,000,000	0.452	05/03/16	50,000,000
UBS AG (next reset date 12/16/15) (a)	50,000,000	0.447	04/18/16	50,000,000
Wells Fargo Bank NA (next reset date 12/07/15) (a)	50,000,000	0.372	03/07/16	50,000,000
Wells Fargo Bank NA (next reset date 12/09/15) (a)	35,000,000	0.305	01/11/16	35,000,000
Westpac Banking Corp. (next reset date 12/29/15) (a)	19,000,000	0.341	04/25/16	19,000,000

Total Certificates of Deposit (cost $2,165,004,781)				2,165,004,781

Financial Company Commercial Paper - 20.6%
Australia & New Zealand Banking Group Ltd. (next reset date 12/04/15) (a)(c)	20,000,000	0.303	05/04/16	19,999,558
Australia & New Zealand Banking Group Ltd. (next reset date 12/21/15) (a)(c)	12,000,000	0.343	01/19/16	12,000,000
Caisse des Depots et Consignations (b)	75,000,000	0.280	01/20/16	74,970,833
Caisse des Depots et Consignations (b)	40,000,000	0.330	02/03/16	39,976,533
Caisse des Depots et Consignations (b)	31,000,000	0.340	03/01/16	30,973,357
Caisse des Depots et Consignations (b)	24,000,000	0.345	03/16/16	23,975,620
Commonwealth Bank of Australia (next reset date 12/11/15) (a)(c)	14,000,000	0.337	01/11/16	14,000,000
Commonwealth Bank of Australia (next reset date 12/29/15) (a)(c)	15,000,000	0.405	04/26/16	15,000,000
DBS Bank Ltd. (c)	50,000,000	0.340	01/20/16	49,976,389
DBS Bank Ltd. (c)	30,000,000	0.340	01/26/16	29,984,133
DBS Bank Ltd. (c)	35,000,000	0.340	01/27/16	34,981,158
DnB Bank ASA (c)	60,000,000	0.340	03/07/16	59,945,033
Erste Abwicklungsanstalt (c)	30,000,000	0.320	01/12/16	29,988,800
Erste Abwicklungsanstalt (c)	33,000,000	0.340	01/28/16	32,981,923
HSBC Bank PLC (c)	35,000,000	0.385	12/21/15	35,000,000
HSBC Bank PLC (next reset date 12/16/15) (a)(c)	65,000,000	0.397	05/16/16	65,000,000
HSBC Bank PLC (next reset date 12/18/15) (a)(c)	42,000,000	0.409	05/18/16	42,000,000
National Australia Bank Ltd. (c)	17,200,000	0.400	03/03/16	17,182,227
National Australia Bank Ltd. (next reset date 12/07/15) (a)(c)	23,000,000	0.363	04/06/16	23,000,000
National Australia Bank Ltd. (next reset date 12/09/15) (a)(c)	10,000,000	0.337	01/12/16	10,000,000
Nordea Bank AB (c)	41,720,000	0.305	02/08/16	41,695,611
Skandinaviska Enskilda Banken AB (c)	55,000,000	0.335	02/03/16	54,967,245
Skandinaviska Enskilda Banken AB (c)	55,000,000	0.325	02/12/16	54,963,754
Societe Generale (c)	25,000,000	0.335	01/05/16	24,991,858
Societe Generale (c)	75,000,000	0.440	02/01/16	74,943,167
Societe Generale (c)	25,000,000	0.440	02/02/16	24,980,750
Standard Chartered Bank (c)	18,000,000	0.300	02/05/16	17,990,100
Svenska Handelsbanken AB (c)	55,250,000	0.310	02/12/16	55,215,269
Swedbank AB	50,000,000	0.330	02/08/16	49,968,375
Swedbank AB	50,000,000	0.330	02/12/16	49,966,542
Swedbank AB	45,000,000	0.400	03/03/16	44,953,500
Toyota Motor Credit Corp. (next reset date 12/07/15) (a)	21,500,000	0.293	01/06/16	21,500,000
Toyota Motor Credit Corp. (next reset date 12/07/15) (a)	21,500,000	0.295	01/15/16	21,500,000
Westpac Banking Corp. (next reset date 12/11/15) (a)(c)	22,000,000	0.307	03/11/16	22,000,000
Westpac Banking Corp. (next reset date 12/25/15) (a)(c)	8,500,000	0.331	02/25/16	8,500,000
Westpac Banking Corp. (next reset date 12/29/15) (a)(c)	8,500,000	0.335	02/26/16	8,500,000

Total Financial Company Commercial Paper (cost $1,237,571,735)				1,237,571,735

Prime Money Market Fund	5

SSGA

Prime Money Market Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Government Agency Debt - 2.3%
Federal Home Loan Bank	40,000,000	0.082	01/04/16	39,996,902
Federal Home Loan Bank	27,000,000	0.115	01/06/16	26,996,895
Federal Home Loan Bank	23,000,000	0.120	01/06/16	22,997,240
Federal Home Loan Bank	31,000,000	0.130	01/08/16	30,995,746
Federal Home Loan Bank	19,000,000	0.129	01/13/16	18,997,073

Total Government Agency Debt (cost $139,983,856)				139,983,856

Other Notes - 11.9%
Bank of America NA (next reset date 12/01/15) (a)	40,000,000	0.363	02/01/16	40,000,000
Bank of America NA (next reset date 12/03/15) (a)	10,000,000	0.383	05/03/16	10,000,000
Bank of America NA (next reset date 12/03/15) (a)	8,000,000	0.386	05/03/16	8,000,000
Bank of America NA (next reset date 12/14/15) (a)	7,000,000	0.366	04/12/16	7,000,000
Bank of America NA (next reset date 12/15/15) (a)	50,000,000	0.357	01/15/16	50,000,000
JPMorgan Chase Bank NA (next reset date 01/22/16) (a)	35,000,000	0.480	08/22/16	35,000,000
JPMorgan Chase Bank NA (next reset date 12/07/15) (a)	60,000,000	0.492	08/05/16	60,000,000
Lloyds Bank PLC	200,000,000	0.060	12/01/15	200,000,000
Natixis	109,863,000	0.060	12/01/15	109,863,000
Royal Bank of Canada	25,000,000	0.556	12/16/15	25,002,044
Royal Bank of Canada (next reset date 01/07/16) (a)(b)	35,000,000	0.443	08/08/16	35,000,000
Svenska Handelsbanken AB (next reset date 12/29/15) (a)(c)	40,000,000	0.415	01/27/16	40,000,000
Wells Fargo Bank NA (next reset date 12/10/15) (a)	35,000,000	0.452	08/09/16	35,000,000
Wells Fargo Bank NA (next reset date 12/21/15) (a)	58,000,000	0.407	08/19/16	58,000,000

Total Other Notes (cost $712,865,044)				712,865,044

Treasury Debt - 3.8%
U.S. Treasury Bill	67,000,000	0.060	01/07/16	66,995,868
U.S. Treasury Bill	20,000,000	0.061	01/07/16	19,998,746
U.S. Treasury Bill	23,000,000	0.055	01/07/16	22,998,700
U.S. Treasury Bill	10,400,000	0.065	01/14/16	10,399,174
U.S. Treasury Bill	63,000,000	0.070	01/14/16	62,994,610
U.S. Treasury Bill	10,500,000	0.072	01/14/16	10,499,069
U.S. Treasury Bill	32,000,000	0.075	01/14/16	31,997,067

Total Treasury Debt (cost $225,883,234)				225,883,234

Total Investments - 76.4% (cost $4,586,268,317)				4,586,268,317

Repurchase Agreements - 23.6%
Treasury Repurchase Agreements - 21.5%
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party) of $50,000,000 dated November 30, 2015 at 0.610% to be repurchased at $50,000,847 on December 1, 2015, collateralized by: $50,535,200 par various United States Government Treasury Obligations valued at $51,003,224. (d)				50,000,000

6	Prime Money Market Fund

SSGA

Prime Money Market Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

Value $

Agreement with Federal Reserve Bank and Bank of New York Mellon Corp. (Tri-Party) of $1,240,000,000 dated November 30, 2015 at 0.050% to be repurchased at $1,240,001,722 on December 1, 2015, collateralized by: $1,162,327,200 par various United States Government Treasury Obligations valued at $1,240,001,744.	1,240,000,000

Total Treasury Repurchase Agreements (cost $1,290,000,000)	1,290,000,000

Other Repurchase Agreements - 2.1%
Agreement with JPM Chase and JP Morgan Chase & Co. (Tri-Party) of $25,000,000 dated November 30, 2015 at 0.443% to be repurchased at $25,009,229 on December 30, 2015, collateralized by: $216,169,082 par various Asset Backed Securities valued at $27,000,008. (d)	25,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated November 30, 2015 at 0.120% to be repurchased at $100,000,333 on December 1, 2015, collateralized by: $100,000,334 par various Asset Backed Securities and United States Government Mortgage Agency Obligations valued at $102,000,342.	100,000,000

Total Other Repurchase Agreements (cost $125,000,000)	125,000,000

Total Repurchase Agreement (cost $1,415,000,000)	1,415,000,000

Total Investments and Repurchase Agreements - 100.0% (e) (cost $6,001,268,317) (f)	6,001,268,317

Other Assets and Liabilities, Net - (0.0)% (g)	(27,332)

Net Assets - 100.0%	6,001,240,985

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the rate column.
(a)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(b)	Security exempt from registration under Rule 144A. These securities, which represent 4.58% of net assets as of November 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Rule 144A, Section 4(2) or other security, which is restricted to resale to institutional investors. The Fund’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $919,848,693 or 15.4% of net assets as of November 30, 2015.
(d)	Illiquid security
(e)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Quarterly Report).
(f)	The cost of securities for federal income tax purposes is substantially the same for financial reporting purposes.
(g)	Less than 0.05% of net assets

See accompanying notes which are an integral part of the quarterly report.

Prime Money Market Fund	7

SSGA

Prime Money Market Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

Abbreviations:

LLC Limited Liability Company

PLC Public Limited Company

Presentation of Portfolio Holdings — November 30, 2015 (Unaudited)

Categories	% of Net Assets

Asset Backed Commercial Paper	1.7
Certificates of Deposit	36.1
Financial Company Commercial Paper	20.6
Government Agency Debt	2.3
Other Notes	11.9
Treasury Debt	3.8
Repurchase Agreements	23.6

Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	(0.0	)*

	100.0

*	Less than 0.05% of net assets

See accompanying notes which are an integral part of the quarterly report.

8	Prime Money Market Fund

SSGA

Institutional Money Market Funds

Notes to Quarterly Report — November 30, 2015 (Unaudited)

Security Valuation

The Funds’ securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. These securities are generally included in Level 2 of the fair value hierarchy.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes. The Funds value their assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers between levels for period ended November 30, 2015.

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of November 30, 2015:

Valuation Inputs	Investments in Securities
	SSGA U.S. Treasury Money Market Fund	SSGA Prime Money Market Fund

Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	9,808,224,814	6,001,268,317
Level 3 — Significant Unobservable Inputs	—	—

Total	$9,808,224,814	$6,001,268,317

Repurchase Agreements

The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed-upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government or Government Agency securities, but the underlying securities on the SSGA Prime Money Market Fund may consist of other securities such as Corporate Bonds in limited circumstances. The value of the underlying securities, at the time of purchase and each subsequent

Notes to quarterly report	9

SSGA

Institutional Money Market Funds

Notes to Quarterly Report, continued — November 30, 2015 (Unaudited)

business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve losses, costs or delays. In addition, the proceeds of any such disposition may be less than the amount each Fund is owed under the repurchase agreement. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

10	Notes to quarterly report

SSGA

Institutional Money Market Funds

Shareholder Requests for Additional Information — November 30, 2015 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.SSGAfunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Funds voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31, of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

The Funds will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.SSGAfunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

The Funds file their monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Funds’ Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or ii) at the Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information	11

Quarterly Report

30 November 2015

SSGA Funds

Money Market Funds

SSGA Money Market Fund

SSGA U.S. Government Money Market Fund

SSGA Funds

Money Market Funds

Quarterly Report

November 30, 2015 (Unaudited)

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSGA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSGA

Money Market Fund

Schedule of Investments — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Certificates of Deposit - 42.1%
Bank of Montreal	25,000,000	0.320	02/17/16	25,000,000
Bank of Montreal (next reset date 12/15/15) (a)	25,000,000	0.317	01/15/16	25,000,000
Bank of Montreal (next reset date 12/18/15) (a)	40,000,000	0.359	01/15/16	40,000,000
Bank of Montreal (next reset date 12/22/15) (a)	12,000,000	0.378	01/22/16	11,999,917
Bank of Nova Scotia (next reset date 12/07/15) (a)	25,000,000	0.375	04/07/16	25,000,000
Bank of Nova Scotia (next reset date 12/07/15) (a)	25,000,000	0.382	05/05/16	25,000,000
Bank of Nova Scotia (next reset date 12/10/15) (a)	35,000,000	0.325	02/05/16	35,000,000
Bank of Tokyo - Mitsubishi	25,000,000	0.300	01/06/16	25,000,000
Bank of Tokyo - Mitsubishi	20,000,000	0.320	01/07/16	20,000,000
Bank of Tokyo - Mitsubishi	32,000,000	0.300	01/11/16	32,000,000
BNP Paribas	40,000,000	0.350	12/04/15	40,000,000
BNP Paribas	8,000,000	0.310	02/03/16	8,000,000
BNP Paribas	8,000,000	0.320	02/26/16	8,000,000
BNP Paribas	15,000,000	0.360	03/02/16	15,000,000
BNP Paribas	25,000,000	0.400	03/03/16	25,000,000
Canadian Imperial Bank of Commerce (next reset date 12/16/15) (a)	20,000,000	0.317	02/16/16	20,000,000
Chase Bank USA NA (next reset date 12/28/15) (a)	15,000,000	0.415	05/26/16	15,000,000
Credit Agricole Corporate & Investment Bank	65,000,000	0.350	12/15/15	65,000,000
Credit Suisse	50,000,000	0.410	01/19/16	50,000,000
Credit Suisse (next reset date 12/28/15) (a)	30,000,000	0.495	05/02/16	30,000,000
ING Bank NV	25,000,000	0.390	12/14/15	25,000,000
ING Bank NV	50,000,000	0.400	02/01/16	50,000,000
ING Bank NV	20,000,000	0.380	02/02/16	20,000,000
ING Bank NV	20,000,000	0.370	02/22/16	20,000,000
National Australia Bank Ltd.	50,000,000	0.270	01/11/16	50,002,273
Nordea Bank AB	70,000,000	0.360	02/19/16	70,000,000
Norinchukin Bank	20,000,000	0.220	01/04/16	20,000,000
Norinchukin Bank	40,000,000	0.320	01/12/16	40,000,000
Norinchukin Bank	30,000,000	0.310	01/13/16	30,000,000
Rabobank Nederland NV (next reset date 12/14/15) (a)	16,000,000	0.366	04/13/16	16,000,000
Rabobank Nederland NV (next reset date 12/22/15) (a)	55,000,000	0.383	03/22/16	55,000,000
Royal Bank of Canada (next reset date 12/07/15) (a)	40,000,000	0.345	01/07/16	40,000,000
Royal Bank of Canada (next reset date 12/10/15) (a)	20,000,000	0.365	03/10/16	20,000,000
Societe Generale	35,000,000	0.440	02/01/16	35,000,000
Standard Chartered Bank	13,000,000	0.290	01/21/16	13,000,000
Sumitomo Mitsui Banking Corp.	30,000,000	0.330	12/01/15	30,000,000
Sumitomo Mitsui Banking Corp.	50,000,000	0.300	01/28/16	50,000,000
Svenska Handelsbanken AB	20,000,000	0.295	01/04/16	20,000,094
Svenska Handelsbanken AB	20,000,000	0.405	03/02/16	20,000,255
Svenska Handelsbanken AB (next reset date 12/15/15) (a)	15,000,000	0.347	01/15/16	15,000,000
Toronto Dominion Bank (next reset date 01/04/16) (a)	23,000,000	0.355	04/04/16	23,000,000
Toronto Dominion Bank (next reset date 12/01/15) (a)	20,000,000	0.353	04/01/16	20,000,000
Toronto Dominion Bank (next reset date 12/07/15) (a)	9,000,000	0.352	04/05/16	9,000,000
Toronto Dominion Bank (next reset date 12/14/15) (a)	25,000,000	0.366	02/12/16	25,000,000
Toronto Dominion Bank (next reset date 12/18/15) (a)	11,000,000	0.379	04/18/16	11,000,000
Toronto Dominion Bank (next reset date 12/28/15) (a)	35,000,000	0.375	05/26/16	35,000,000
UBS AG (next reset date 12/03/15) (a)	25,000,000	0.452	05/03/16	25,000,000
UBS AG (next reset date 12/16/15) (a)	25,000,000	0.447	04/18/16	25,000,000
Wells Fargo Bank NA (next reset date 12/01/15) (a)	5,000,000	0.340	04/04/16	5,000,000
Wells Fargo Bank NA (next reset date 12/01/15) (a)	10,000,000	0.340	04/08/16	10,000,000
Wells Fargo Bank NA (next reset date 12/07/15) (a)	30,000,000	0.372	03/07/16	30,000,000

Money Market Fund	1

SSGA

Money Market Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Wells Fargo Bank NA (next reset date 12/09/15) (a)	30,000,000	0.305	01/11/16	30,000,000
Westpac Banking Corp. (next reset date 12/29/15) (a)	14,000,000	0.341	04/25/16	14,000,000

Total Certificates of Deposit (cost $1,441,002,539)				1,441,002,539

Financial Company Commercial Paper - 21.6%
Australia & New Zealand Banking Group Ltd. (b)	11,500,000	0.400	02/25/16	11,489,011
Australia & New Zealand Banking Group Ltd. (b)	23,500,000	0.400	03/01/16	23,476,239
Australia & New Zealand Banking Group Ltd. (next reset date 12/04/15) (a) (b)	11,000,000	0.303	05/04/16	10,999,757
Australia & New Zealand Banking Group Ltd. (next reset date 12/21/15) (a) (b)	6,000,000	0.343	01/19/16	6,000,000
Caisse des Depots et Consignations (b)	25,000,000	0.330	02/03/16	24,985,333
Caisse des Depots et Consignations (b)	15,000,000	0.320	02/18/16	14,989,467
Caisse des Depots et Consignations (b)	10,000,000	0.330	02/19/16	9,992,667
Caisse des Depots et Consignations (b)	20,000,000	0.340	03/01/16	19,982,811
Caisse des Depots et Consignations (b)	15,000,000	0.345	03/15/16	14,984,906
Commonwealth Bank of Australia (next reset date 12/29/15) (a) (b)	10,000,000	0.405	04/26/16	10,000,000
DBS Bank Ltd. (b)	50,000,000	0.310	12/08/15	49,996,986
DBS Bank Ltd. (b)	25,000,000	0.340	01/20/16	24,988,194
DBS Bank Ltd. (b)	20,000,000	0.340	01/21/16	19,990,367
DBS Bank Ltd. (b)	20,000,000	0.470	03/16/16	19,972,322
Erste Abwicklungsanstalt (b)	25,000,000	0.310	01/08/16	24,991,819
Erste Abwicklungsanstalt (b)	25,000,000	0.340	01/28/16	24,986,306
HSBC Bank PLC (b)	18,000,000	0.385	12/21/15	18,000,000
HSBC Bank PLC (next reset date 01/04/16) (a) (b)	20,000,000	0.433	06/01/16	20,000,000
HSBC Bank PLC (next reset date 12/16/15) (a) (b)	15,000,000	0.397	05/16/16	15,000,000
HSBC Bank PLC (next reset date 12/18/15) (a) (b)	42,000,000	0.409	05/18/16	42,000,000
National Australia Bank Ltd. (b)	25,000,000	0.240	01/19/16	24,991,833
National Australia Bank Ltd. (b)	37,200,000	0.400	03/03/16	37,161,560
National Australia Bank Ltd. (next reset date 12/07/15) (a) (b)	14,000,000	0.365	04/06/16	14,000,000
Skandinaviska Enskilda Banken AB (b)	40,000,000	0.325	02/11/16	39,974,000
Skandinaviska Enskilda Banken AB (b)	50,000,000	0.325	02/12/16	49,967,049
Standard Chartered Bank (b)	30,000,000	0.330	12/08/15	29,998,075
Standard Chartered Bank (b)	12,000,000	0.290	01/22/16	11,994,973
Svenska Handelsbanken AB (b)	27,000,000	0.310	02/12/16	26,983,028
Swedbank AB	50,000,000	0.315	12/01/15	50,000,000
Swedbank AB	22,000,000	0.400	03/03/16	21,977,267
Toyota Motor Credit Corp. (next reset date 12/08/15) (a)	15,000,000	0.295	01/13/16	15,000,000
Westpac Banking Corp. (next reset date 12/11/15) (a) (b)	11,000,000	0.307	03/11/16	11,000,000

Total Financial Company Commercial Paper (cost $739,873,970)				739,873,970

Government Agency Debt - 2.4%
Federal Home Loan Bank	22,000,000	0.082	01/04/16	21,998,296
Federal Home Loan Bank	16,000,000	0.115	01/06/16	15,998,160
Federal Home Loan Bank	13,000,000	0.120	01/06/16	12,998,440
Federal Home Loan Bank	18,000,000	0.130	01/08/16	17,997,530
Federal Home Loan Bank	11,000,000	0.129	01/13/16	10,998,305

Total Government Agency Debt (cost $79,990,731)				79,990,731

2	Money Market Fund

SSGA

Money Market Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Other Notes - 9.7%
Bank of America NA (next reset date 12/07/15) (a)	27,000,000	0.362	04/05/16	27,000,000
JPMorgan Chase Bank NA (next reset date 01/22/16) (a)	30,000,000	0.480	08/22/16	30,000,000
JPMorgan Chase Bank NA (next reset date 12/07/15) (a)	44,500,000	0.492	08/05/16	44,500,000
Lloyds Bank PLC	50,000,000	0.060	12/01/15	50,000,000
Natixis	61,809,000	0.060	12/01/15	61,809,000
Royal Bank of Canada	12,000,000	0.556	12/16/15	12,000,981
Royal Bank of Canada (next reset date 01/07/16) (a) (b)	25,000,000	0.443	08/08/16	25,000,000
Svenska Handelsbanken AB (next reset date 12/29/15) (a) (b)	25,000,000	0.415	01/27/16	25,000,000
Wells Fargo Bank NA (next reset date 12/10/15) (a)	25,000,000	0.452	08/09/16	25,000,000
Wells Fargo Bank NA (next reset date 12/21/15) (a)	33,000,000	0.407	08/19/16	33,000,000

Total Other Notes (cost $333,309,981)				333,309,981

Treasury Debt - 3.8%
U.S. Treasury Bill	40,000,000	0.060	01/07/16	39,997,533
U.S. Treasury Bill	11,000,000	0.061	01/07/16	10,999,311
U.S. Treasury Bill	14,000,000	0.055	01/07/16	13,999,209
U.S. Treasury Bill	6,000,000	0.065	01/14/16	5,999,523
U.S. Treasury Bill	35,500,000	0.070	01/14/16	35,496,963
U.S. Treasury Bill	6,000,000	0.072	01/14/16	5,999,468
U.S. Treasury Bill	17,500,000	0.075	01/14/16	17,498,396

Total Treasury Debt (cost $129,990,403)				129,990,403

Total Investments - 79.6% (cost $2,724,167,624)				2,724,167,624

Repurchase Agreements - 20.4%
Government Agency Repurchase Agreements - 4.4%
Agreement with Goldman Sachs & Co. and Bank of New York Mellon Corp. (Tri-Party) of $25,000,000 dated November 30, 2015 at 0.340% to be repurchased at $25,000,236 on December 1, 2015, collateralized by: $25,512,000 par various United States Government Mortgage Agency Obligations valued at $25,500,775. (c)				25,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon Corp. (Tri-Party) of $25,000,000 dated November 30, 2015 at 0.400% to be repurchased at $25,000,278 on December 1, 2015, collateralized by: $25,512,000 par various United States Government Mortgage Agency Obligations valued at $25,500,775. (c)				25,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated November 30, 2015 at 0.120% to be repurchased at $100,000,333 on December 1, 2015, collateralized by: $100,000,333 par various United States Government Mortgage Agency Obligations valued at $102,000,340.				100,000,000

Total Government Agency Repurchase Agreements (cost $150,000,000)				150,000,000

Money Market Fund	3

SSGA

Money Market Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

Value $
Treasury Repurchase Agreements - 14.7%
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party) of $10,000,000 dated November 30, 2015 at 0.460% to be repurchased at $10,000,128 on December 1, 2015, collateralized by: $10,100,000 par various United States Government Treasury Obligations valued at $10,204,224. (c)	10,000,000
Agreement with Federal Reserve Bank and Bank of New York Mellon Corp. (Tri-Party) of $495,000,000 dated November 30, 2015 at 0.050% to be repurchased at $495,000,688 on December 1, 2015, collateralized by: $432,859,000 par various United States Government Treasury Obligations valued at $495,000,716.	495,000,000

Total Treasury Repurchase Agreements (cost $505,000,000)	505,000,000

Other Repurchase Agreements - 1.3%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon Corp. (Tri-Party) of $20,000,000 dated November 30, 2015 at 0.540% to be repurchased at $20,000,300 on December 1, 2015, collateralized by: $20,458,634 par various Corporate Bond and United States Government Treasury Obligations valued at $20,578,581. (c)	20,000,000
Agreement with JPM Chase and JP Morgan Chase & Co. (Tri-Party) of $25,000,000 dated November 30, 2015 at 0.443% to be repurchased at $25,009,229 on December 30, 2015, collateralized by: $28,810,922 par various Corporate Bonds valued at $27,002,715. (c)	25,000,000

Total Other Repurchase Agreements (cost $45,000,000)	45,000,000

Total Repurchase Agreements (cost $700,000,000)	700,000,000

Total Investments and Repurchase Agreements - 100.0% (d) (cost $3,424,167,624) (e)	3,424,167,624

Other Assets and Liabilities, Net - 0.0% (f)	192,431

Net Assets - 100.0%	3,424,360,055

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the rate column.
(a)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(b)	Rule 144A, Section 4(2) or other security, which is restricted to resale to institutional investors. The Fund’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $702,896,703 or 20.5% of net assets as of November 30, 2015.
(c)	Illiquid security.
(d)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Quarterly Report).
(e)	The cost of securities for federal income tax purposes is substantially the same for financial reporting purposes.
(f)	Less than 0.05% of net assets

See accompanying notes which are an integral part of the quarterly report.

4	Money Market Fund

SSGA

Money Market Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

Abbreviations:

LLC Limited Liability Company

PLC Public Limited Company

Presentation of Portfolio Holdings — November 30, 2015 (Unaudited)

Categories	% of Net Assets

Certificates of Deposit	42.1
Financial Company Commercial Paper	21.6
Government Agency Debt	2.4
Other Notes	9.7
Treasury Debt	3.8
Repurchase Agreements	20.4

Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	0.0	*

	100.0

*	Less than 0.05% of net assets

See accompanying notes which are an integral part of the quarterly report.

Money Market Fund	5

SSGA

U.S. Government Money Market Fund

Schedule of Investments — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Government Agency Debt - 60.6%
Federal Farm Credit Bank	14,400,000	0.165	12/09/15	14,400,000
Federal Farm Credit Bank	6,400,000	0.090	01/19/16	6,399,216
Federal Farm Credit Bank	2,500,000	0.180	01/21/16	2,499,363
Federal Farm Credit Bank	2,800,000	0.180	01/25/16	2,799,230
Federal Farm Credit Bank	4,600,000	0.180	01/28/16	4,598,666
Federal Farm Credit Bank (next reset date 12/07/15) (a)	20,000,000	0.162	01/05/16	20,000,000
Federal Farm Credit Bank (next reset date 12/09/15) (a)	9,400,000	0.185	09/09/16	9,400,105
Federal Farm Credit Bank (next reset date 12/11/15) (a)	19,000,000	0.167	01/11/16	19,000,000
Federal Farm Credit Bank (next reset date 12/18/15) (a)	24,000,000	0.159	02/18/16	23,999,541
Federal Farm Credit Bank (next reset date 12/28/15) (a)	15,900,000	0.215	10/26/16	15,900,000
Federal Home Loan Bank	24,000,000	0.208	12/09/15	23,998,891
Federal Home Loan Bank	38,000,000	0.270	12/16/15	37,995,725
Federal Home Loan Bank	18,000,000	0.299	12/18/15	17,997,459
Federal Home Loan Bank	23,700,000	0.105	01/04/16	23,697,650
Federal Home Loan Bank	15,800,000	0.095	01/05/16	15,798,541
Federal Home Loan Bank	55,000,000	0.110	01/06/16	54,993,950
Federal Home Loan Bank	50,000,000	0.111	01/06/16	49,994,450
Federal Home Loan Bank	131,300,000	0.110	01/08/16	131,284,755
Federal Home Loan Bank	40,000,000	0.111	01/13/16	39,994,697
Federal Home Loan Bank	50,000,000	0.112	01/13/16	49,993,311
Federal Home Loan Bank	65,000,000	0.115	01/15/16	64,990,656
Federal Home Loan Bank	25,000,000	0.120	01/15/16	24,996,250
Federal Home Loan Bank	36,000,000	0.123	01/27/16	35,992,989
Federal Home Loan Bank	13,000,000	0.145	01/28/16	12,996,963
Federal Home Loan Bank	50,000,000	0.145	02/03/16	49,987,111
Federal Home Loan Bank	20,000,000	0.166	02/05/16	19,993,913
Federal Home Loan Bank (next reset date 12/08/15) (a)	25,000,000	0.145	07/08/16	25,000,000
Federal Home Loan Bank (next reset date 12/14/15) (a)	48,000,000	0.142	08/12/16	48,000,000
Federal Home Loan Bank (next reset date 12/15/15) (a)	40,000,000	0.147	07/15/16	40,000,000
Federal Home Loan Bank (next reset date 12/21/15) (a)	23,400,000	0.197	09/20/16	23,400,000
Federal Home Loan Bank (next reset date 12/24/15) (a)	30,000,000	0.162	06/24/16	30,000,000
Federal Home Loan Bank (next reset date 12/25/15) (a)	28,000,000	0.201	01/25/16	28,000,000
Federal Home Loan Mortgage Corp.	39,000,000	0.100	12/02/15	38,999,892
Federal Home Loan Mortgage Corp.	9,000,000	0.120	12/10/15	8,999,730
Federal Home Loan Mortgage Corp.	4,700,000	0.095	01/04/16	4,699,578
Federal Home Loan Mortgage Corp.	61,000,000	0.120	01/07/16	60,992,477
Federal Home Loan Mortgage Corp.	19,000,000	0.230	01/08/16	18,995,387
Federal Home Loan Mortgage Corp.	19,000,000	0.230	01/13/16	18,994,780
Federal Home Loan Mortgage Corp.	63,400,000	0.090	01/14/16	63,393,026
Federal Home Loan Mortgage Corp.	10,800,000	0.120	01/15/16	10,798,380
Federal Home Loan Mortgage Corp.	33,000,000	0.160	01/15/16	32,993,400
Federal Home Loan Mortgage Corp.	72,900,000	0.090	01/20/16	72,890,887
Federal Home Loan Mortgage Corp.	4,700,000	0.100	01/20/16	4,699,347
Federal Home Loan Mortgage Corp.	4,600,000	0.070	01/25/16	4,599,508
Federal Home Loan Mortgage Corp.	25,000,000	0.175	02/09/16	24,991,493
Federal Home Loan Mortgage Corp.	23,000,000	0.135	02/11/16	22,993,790
Federal Home Loan Mortgage Corp.	36,300,000	0.200	02/17/16	36,284,270
Federal Home Loan Mortgage Corp.	45,900,000	0.275	02/26/16	45,870,161
Federal Home Loan Mortgage Corp.	19,100,000	0.150	03/04/16	19,092,519
Federal Home Loan Mortgage Corp.	60,300,000	0.230	03/09/16	60,261,860
Federal Home Loan Mortgage Corp. (next reset date 12/17/15) (a)	26,000,000	0.142	08/17/16	26,000,000

6	U.S. Government Money Market Fund

SSGA

U.S. Government Money Market Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Federal Home Loan Mortgage Corp. (next reset date 12/21/15) (a)	25,000,000	0.212	04/20/17	24,994,699
Federal Home Loan Mortgage Corp. (next reset date 12/24/15) (a)	27,500,000	0.167	08/24/16	27,500,000
Federal National Mortgage Assoc.	28,600,000	0.090	01/06/16	28,597,426
Federal National Mortgage Assoc.	19,500,000	0.090	01/08/16	19,498,147
Federal National Mortgage Assoc.	10,500,000	0.078	01/13/16	10,499,022
Federal National Mortgage Assoc.	21,300,000	0.080	01/20/16	21,297,633
Federal National Mortgage Assoc.	4,300,000	0.060	01/27/16	4,299,592
Federal National Mortgage Assoc.	7,500,000	0.065	02/03/16	7,499,133
Federal National Mortgage Assoc.	11,700,000	0.150	02/17/16	11,696,198
Federal National Mortgage Assoc.	16,850,000	0.200	02/24/16	16,842,043

Total Government Agency Debt (cost $1,717,377,810)				1,717,377,810

Treasury Debt - 24.5%
U.S. Treasury Bill	34,000,000	0.060	01/07/16	33,997,903
U.S. Treasury Bill	10,000,000	0.061	01/07/16	9,999,373
U.S. Treasury Bill	11,000,000	0.055	01/07/16	10,999,378
U.S. Treasury Bill	48,000,000	0.050	01/07/16	47,997,533
U.S. Treasury Bill	16,200,000	0.118	02/04/16	16,196,563
U.S. Treasury Bill	108,800,000	0.115	02/04/16	108,777,409
U.S. Treasury Bill	50,000,000	0.215	03/03/16	49,972,826
U.S. Treasury Bill	136,000,000	0.070	01/14/16	135,988,365
U.S. Treasury Bill	23,000,000	0.065	01/14/16	22,998,173
U.S. Treasury Bill	23,000,000	0.072	01/14/16	22,997,962
U.S. Treasury Bill	68,000,000	0.075	01/14/16	67,993,767
U.S. Treasury Bill	50,000,000	0.140	02/25/16	49,983,278
U.S. Treasury Note (next reset date 12/01/15) (a)	23,000,000	0.217	07/31/17	22,993,547
U.S. Treasury Note (next reset date 12/01/15) (a)	29,000,000	0.214	04/30/17	29,000,143
U.S. Treasury Note (next reset date 12/01/15) (a)	11,000,000	0.209	04/30/16	11,000,069
U.S. Treasury Note (next reset date 12/01/15) (a)	10,000,000	0.193	10/31/16	9,994,704
U.S. Treasury Note (next reset date 12/01/15) (a)	45,000,000	0.185	01/31/16	44,998,189

Total Treasury Debt (cost $695,889,182)				695,889,182

Total Investments - 85.1% (cost $2,413,266,992)				2,413,266,992

Repurchase Agreements - 13.5%
Treasury Repurchase Agreements - 13.5%
Agreement with BNP Paribas and Bank of New York Mellon Corp. (Tri-Party) of $57,000,000 dated November 30, 2015 at 0.110% to be repurchased at $57,000,174 on December 1, 2015, collateralized by: $52,281,623 par various United States Government Treasury Obligations valued at $58,140,054.				57,000,000
Agreement with Calyon Financial, Inc. and Bank of New York Mellon Corp. (Tri-Party) of $157,000,000 dated November 30, 2015 at 0.110% to be repurchased at $157,000,480 on December 1, 2015, collateralized by: $156,279,930 par various United States Government Treasury Obligations valued at $160,140,001.				157,000,000

U.S. Government Money Market Fund	7

SSGA

U.S. Government Money Market Fund

Schedule of Investments, continued — November 30, 2015 (Unaudited)

Value $
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon Corp. (Tri-Party) of $50,000,000 dated November 30, 2015 at 0.100% to be repurchased at $50,000,139 on December 1, 2015, collateralized by: $50,000,216 par various United States Government Treasury Obligations valued at $51,000,220.	50,000,000
Agreement with Societe Generale and Bank of New York Mellon Corp. (Tri-Party) of $85,000,000 dated November 30, 2015 at 0.110% to be repurchased at $85,000,260 on December 1, 2015, collateralized by: $87,779,500 par various United States Government Treasury Obligations valued at $86,700,094.	85,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon Corp. (Tri-Party) of $35,000,000 dated November 30, 2015 at 0.100% to be repurchased at $35,000,097 on December 1, 2015, collateralized by: $35,689,000 par various United States Government Treasury Obligations valued at $35,700,171.	35,000,000

Total Treasury Repurchase Agreements (cost $384,000,000)	384,000,000

Total Repurchase Agreement (cost $384,000,000)	384,000,000

Total Investments and Repurchase Agreements - 98.6% (b) (cost $2,797,266,992) (c)	2,797,266,992

Other Assets and Liabilities, Net - 1.4%	38,166,654

Net Assets - 100.0%	2,835,433,646

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the rate column.
(a)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(b)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Quarterly Report).
(c)	The cost of securities for federal income tax purposes is substantially the same for financial reporting purposes.

Abbreviation:

LLC Limited Liability Company

See accompanying notes which are an integral part of the quarterly report.

8	U.S. Government Money Market Fund

SSGA

U.S. Government Money Market Fund

Presentation of Portfolio Holdings — November 30, 2015 (Unaudited)

Categories	% of Net Assets

Government Agency Debt	60.6
Treasury Debt	24.5
Repurchase Agreements	13.5

Total Investments and Repurchase Agreements	98.6
Other Assets and Liabilities, Net	1.4

100.0

See accompanying notes which are an integral part of the quarterly report.

U.S. Government Money Market Fund	9

SSGA

Money Market Funds

Notes to Quarterly Report — November 30, 2015 (Unaudited)

Security Valuation

The Funds’ securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. These securities are generally included in Level 2 of the fair value hierarchy.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes. The Funds value their assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers between levels for period ended November 30, 2015.

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of November 30, 2015:

Valuation Inputs	Investments in Securities
	SSGA Money Market Fund	SSGA U.S. Government Money Market Fund
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	3,424,167,624	2,797,266,992
Level 3 — Significant Unobservable Inputs	—	—

Total	$3,424,167,624	$2,797,266,992

10	Notes to Quarterly Report

SSGA

Money Market Funds

Notes to Quarterly Report, continued — November 30, 2015 (Unaudited)

Repurchase Agreements

The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government or Government Agency securities, but the underlying securities on the SSGA Money Market Fund may consist of other securities such as Corporate Bonds in limited circumstances. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve losses, costs or delays. In addition, the proceeds of any such disposition may be less than the amount each Fund is owed under the repurchase agreement. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Notes to Quarterly Report	11

SSGA

Money Market Funds

Shareholder Requests for Additional Information — November 30, 2015 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.SSGAfunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Funds voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31, of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

The Funds will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.SSGAfunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

The Funds file their monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Funds’ Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or ii) at the Securities and Exchange Commission’s public reference room.

12	Shareholder Requests for Additional Information

Quarterly Report

30 November 2015

SSGA Funds

SSGA S&P 500 Index Fund

SSGA Funds

S&P 500 Index Fund

Quarterly Report

November 30, 2015 (Unaudited)

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSGA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSGA

S&P 500 Index Fund

Notes to Quarterly Report — November 30, 2015 (Unaudited)

1.	Organization

The SSGA Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”).

The Trust consists of eleven (11) series and corresponding classes, each of which have the same rights and privileges, including the same voting rights. Each series is authorized to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. The quarterly report herein relate to the following series (a “Fund”) a “diversified” fund:

Fund	Classes	Commencement of Operations:
SSGA S&P 500 Index Fund	Class N	December 30, 1992

The other ten (10) series are included in separate quarterly reports.

The Fund invests all of its investable assets in interests of the State Street Equity 500 Index Portfolio (the “Portfolio”), a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio was $1,616,939,641 (98.13% at November 30, 2015). The performance of the Fund was directly affected by the performance of the Portfolio. The quarterly report of the Portfolio, including the Portfolio of Investments, are attached to this report and should be read in conjunction with the Fund’s quarterly report.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Significant Accounting Policies

The Fund’s portfolio holdings and other financial information presented in this quarterly report are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which requires management to make estimates and assumptions at the date of the quarterly report. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its quarterly report.

Security Valuation

The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in the Notes to the Portfolio of Investments, which are attached to this report.

Notes to Quarterly Report	1

SSGA

S&P 500 Index Fund

Shareholder Requests for Additional Information — November 30, 2015 (Unaudited)

The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund’s website at www.SSGAfunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

The Fund will file its complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments is available in the Fund’s semi-annual and annual financial statements. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Fund’s website at www.SSGAfunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

2	Shareholder Requests for Additional Information

State Street Equity 500 Index Portfolio

Portfolio of Investments — November 30, 2015 (Unaudited)

	Shares	Value

Common Stocks - 98.6%
Consumer Discretionary - 12.9%
Advance Auto Parts, Inc.	6,700	$1,090,291
Amazon.com, Inc. (a)	33,702	22,405,090
AutoNation, Inc. (a)	7,269	464,634
AutoZone, Inc. (a)	2,588	2,028,397
Bed Bath & Beyond, Inc. (a)	14,630	797,628
Best Buy Co., Inc.	25,813	820,337
BorgWarner, Inc.	21,223	906,010
Cablevision Systems Corp. (Class A)	18,012	549,366
CarMax, Inc. (a)	18,797	1,077,068
Carnival Corp.	40,349	2,038,835
CBS Corp. (Class B)	38,493	1,943,127
Chipotle Mexican Grill, Inc. (a)	2,914	1,688,809
Coach, Inc.	26,700	848,259
Comcast Corp. (Class A)	214,965	13,082,770
D.R. Horton, Inc.	29,279	946,004
Darden Restaurants, Inc.	9,917	557,038
Delphi Automotive PLC	25,581	2,248,058
Discovery Communications, Inc. (Class A) (a)	12,597	392,271
Discovery Communications, Inc. (Class C) (a)	23,197	686,167
Dollar General Corp.	25,487	1,667,105
Dollar Tree, Inc. (a)	19,382	1,462,566
Expedia, Inc.	8,723	1,073,888
Ford Motor Co.	338,760	4,854,431
Fossil Group, Inc. (a)	4,417	169,922
GameStop Corp. (Class A)	9,878	346,026
Gap, Inc.	19,364	517,600
Garmin, Ltd.	11,460	433,761
General Motors Co.	126,077	4,563,987
Genuine Parts Co.	14,220	1,288,759
Goodyear Tire & Rubber Co.	23,813	830,597
H&R Block, Inc.	20,651	757,685
Hanesbrands, Inc.	36,500	1,119,455
Harley-Davidson, Inc.	15,285	747,742
Harman International Industries, Inc.	6,105	629,792
Hasbro, Inc.	9,128	667,165
Home Depot, Inc.	113,710	15,223,495
Interpublic Group of Cos., Inc.	36,328	835,544
Johnson Controls, Inc.	59,606	2,741,876
Kohl’s Corp.	15,788	744,088
L Brands, Inc.	23,046	2,198,819
Leggett & Platt, Inc.	12,244	570,570
Lennar Corp. (Class A)	15,425	789,914
Lowe’s Cos., Inc.	81,312	6,228,499
Macy’s, Inc.	25,761	1,006,740
Marriott International, Inc. (Class A)	17,797	1,261,985
Mattel, Inc.	32,943	818,963
McDonald’s Corp.	83,115	9,488,408
Michael Kors Holdings, Ltd. (a)	15,186	653,302
Mohawk Industries, Inc. (a)	5,669	1,081,192

	Shares	Value
Netflix, Inc. (a)	37,096	$4,575,050
Newell Rubbermaid, Inc.	24,251	1,083,050
News Corp. (Class A)	28,814	413,481
NIKE, Inc. (Class B)	59,751	7,903,862
Nordstrom, Inc.	13,956	785,862
O’Reilly Automotive, Inc. (a)	8,920	2,353,720
Omnicom Group, Inc.	22,550	1,666,896
Priceline Group, Inc. (a)	4,408	5,504,931
PulteGroup, Inc.	27,643	538,486
PVH Corp.	7,251	661,944
Ralph Lauren Corp.	5,436	675,206
Ross Stores, Inc.	35,944	1,869,447
Royal Caribbean Cruises, Ltd.	14,600	1,352,106
Scripps Networks Interactive, Inc. (Class A)	8,863	503,418
Signet Jewelers, Ltd.	7,400	972,286
Staples, Inc.	55,534	670,295
Starbucks Corp.	130,892	8,035,460
Starwood Hotels & Resorts Worldwide, Inc.	14,744	1,059,209
Target Corp.	54,844	3,976,190
TEGNA, Inc.	19,952	563,644
Tiffany & Co.	10,881	866,998
Time Warner Cable, Inc.	24,774	4,577,492
Time Warner, Inc.	71,580	5,009,168
TJX Cos., Inc.	60,775	4,290,715
Tractor Supply Co.	11,074	989,462
TripAdvisor, Inc. (a)	11,115	915,543
Twenty-First Century Fox, Inc. (Class A)	108,709	3,208,003
Twenty-First Century Fox, Inc. (Class B)	38,400	1,150,080
Under Armour, Inc. (Class A) (a)	16,476	1,420,561
Urban Outfitters, Inc. (a)	9,239	206,954
V.F. Corp.	31,228	2,020,452
Viacom, Inc. (Class B)	29,841	1,485,783
Walt Disney Co.	137,593	15,612,678
Whirlpool Corp.	7,259	1,179,733
Wyndham Worldwide Corp.	11,446	868,980
Wynn Resorts, Ltd.	6,959	436,816
Yum! Brands, Inc.	36,990	2,682,145

		211,430,141

Consumer Staples - 9.4%
Altria Group, Inc.	173,270	9,980,352
Archer-Daniels-Midland Co.	55,192	2,013,956
Brown-Forman Corp. (Class B)	8,861	908,607
Campbell Soup Co.	14,283	746,144
Clorox Co.	11,279	1,401,980
Coca-Cola Co.	346,822	14,781,554
Coca-Cola Enterprises, Inc.	17,013	855,754
Colgate-Palmolive Co.	78,279	5,141,365
ConAgra Foods, Inc.	38,551	1,577,892
Constellation Brands, Inc. (Class A)	15,776	2,212,742
Costco Wholesale Corp.	38,634	6,236,300

State Street Equity 500 Index Portfolio	3

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — November 30, 2015 (Unaudited)

	Shares	Value

CVS Health Corp.	98,527	$9,270,405
Dr. Pepper Snapple Group, Inc.	16,303	1,463,194
Estee Lauder Cos., Inc. (Class A)	18,963	1,595,168
General Mills, Inc.	51,922	2,999,015
Hershey Co.	13,815	1,192,373
Hormel Foods Corp.	11,049	827,791
J.M. Smucker Co.	10,655	1,291,279
Kellogg Co.	23,507	1,616,576
Keurig Green Mountain, Inc.	10,589	554,864
Kimberly-Clark Corp.	31,773	3,785,753
Kraft Heinz Co.	52,951	3,901,959
Kroger Co.	84,410	3,178,881
McCormick & Co., Inc.	9,561	821,481
Mead Johnson Nutrition Co.	17,868	1,439,982
Molson Coors Brewing Co. (Class B)	13,709	1,261,639
Mondelez International, Inc. (Class A)	140,494	6,133,968
Monster Beverage Corp. (a)	13,847	2,140,885
PepsiCo, Inc.	130,038	13,024,606
Philip Morris International, Inc.	137,087	11,980,033
Procter & Gamble Co.	240,461	17,996,101
Reynolds American, Inc.	72,192	3,338,880
Sysco Corp.	48,735	2,003,009
Tyson Foods, Inc. (Class A)	26,091	1,304,550
Wal-Mart Stores, Inc.	138,099	8,125,745
Walgreens Boots Alliance, Inc.	76,913	6,462,999
Whole Foods Market, Inc.	32,487	946,996

		154,514,778

Energy - 7.0%
Anadarko Petroleum Corp.	44,144	2,644,226
Apache Corp.	31,770	1,562,449
Baker Hughes, Inc.	40,294	2,178,697
Cabot Oil & Gas Corp.	38,322	721,603
Cameron International Corp. (a)	17,767	1,213,308
Chesapeake Energy Corp.	45,894	241,861
Chevron Corp.	166,734	15,226,149
Cimarex Energy Co.	7,742	921,453
Columbia Pipeline Group, Inc.	27,778	532,504
ConocoPhillips	107,403	5,805,132
CONSOL Energy, Inc.	18,673	147,143
Devon Energy Corp.	34,750	1,598,847
Diamond Offshore Drilling, Inc.	5,854	132,476
Ensco PLC (Class A)	19,189	328,516
EOG Resources, Inc.	47,963	4,001,553
EQT Corp.	12,943	740,598
Exxon Mobil Corp.	367,372	29,999,598
FMC Technologies, Inc. (a)	23,209	789,570
Halliburton Co.	75,967	3,027,285
Helmerich & Payne, Inc.	10,974	639,236
Hess Corp.	22,344	1,318,296
Kinder Morgan, Inc.	157,376	3,709,352
Marathon Oil Corp.	63,789	1,116,945
Marathon Petroleum Corp.	47,302	2,762,910
Murphy Oil Corp.	14,562	416,182

	Shares	Value
National Oilwell Varco, Inc.	33,841	$1,263,623
Newfield Exploration Co. (a)	12,285	470,024
Noble Energy, Inc.	36,495	1,338,272
Occidental Petroleum Corp.	68,135	5,150,325
ONEOK, Inc.	18,404	542,550
Phillips 66	42,992	3,935,058
Pioneer Natural Resources Co.	13,724	1,986,549
Range Resources Corp.	14,541	415,582
Schlumberger, Ltd.	111,672	8,615,495
Southwestern Energy Co. (a)	37,344	336,469
Spectra Energy Corp.	60,741	1,591,414
Tesoro Corp.	11,649	1,341,615
Transocean, Ltd.	27,890	400,500
Valero Energy Corp.	44,286	3,182,392
Williams Cos., Inc.	58,010	2,120,846

		114,466,603

Financials - 16.2%
ACE, Ltd.	28,667	3,292,405
Affiliated Managers Group, Inc. (a)	4,976	881,896
Aflac, Inc.	37,737	2,461,962
Allstate Corp.	34,067	2,138,045
American Express Co.	74,052	5,305,085
American International Group, Inc.	113,932	7,243,797
American Tower Corp. REIT	36,882	3,665,333
Ameriprise Financial, Inc.	15,963	1,803,021
Aon PLC	24,582	2,328,899
Apartment Investment & Management Co. (Class A) REIT	15,865	604,615
Assurant, Inc.	6,346	542,710
AvalonBay Communities, Inc. REIT	12,229	2,223,110
Bank of America Corp.	927,266	16,162,246
Bank of New York Mellon Corp.	99,491	4,361,685
BB&T Corp.	67,939	2,623,804
Berkshire Hathaway, Inc. (Class B) (a)	164,619	22,073,762
BlackRock, Inc.	11,118	4,043,839
Boston Properties, Inc. REIT	12,921	1,614,996
Capital One Financial Corp.	46,868	3,679,607
CBRE Group, Inc. (Class A) (a)	25,008	937,050
Charles Schwab Corp.	105,889	3,569,518
Chubb Corp.	19,396	2,531,760
Cincinnati Financial Corp.	13,605	831,402
Citigroup, Inc.	266,493	14,414,606
CME Group, Inc.	28,992	2,831,069
Comerica, Inc.	15,117	700,673
Crown Castle International Corp. REIT	30,242	2,598,090
Discover Financial Services	38,377	2,178,279
E*TRADE Financial Corp. (a)	25,589	778,673
Equity Residential REIT	32,838	2,621,129
Essex Property Trust, Inc. REIT	5,555	1,282,038

4	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — November 30, 2015 (Unaudited)

	Shares	Value

Fifth Third Bancorp	71,754	$1,483,155
Four Corners Property Trust, Inc. (a)	1	13
Franklin Resources, Inc.	32,151	1,347,770
General Growth Properties, Inc. REIT	50,542	1,287,305
Goldman Sachs Group, Inc.	35,088	6,667,422
Hartford Financial Services Group, Inc.	36,830	1,680,921
HCP, Inc. REIT	40,777	1,448,807
Host Hotels & Resorts, Inc. REIT	66,359	1,101,559
Huntington Bancshares, Inc.	71,765	838,933
Intercontinental Exchange, Inc.	9,425	2,448,992
Invesco, Ltd.	38,289	1,289,956
Iron Mountain, Inc. REIT	19,374	538,210
JPMorgan Chase & Co.	324,972	21,669,133
KeyCorp	75,079	984,286
Kimco Realty Corp. REIT	37,316	973,574
Legg Mason, Inc.	9,115	404,524
Leucadia National Corp.	27,909	493,431
Lincoln National Corp.	23,510	1,292,815
Loews Corp.	23,212	879,503
M&T Bank Corp.	14,234	1,783,947
Macerich Co. REIT	12,245	956,947
Marsh & McLennan Cos., Inc.	48,434	2,678,400
McGraw Hill Financial, Inc.	23,198	2,237,911
MetLife, Inc.	97,826	4,997,930
Moody’s Corp.	15,534	1,601,866
Morgan Stanley	133,155	4,567,217
Nasdaq, Inc.	9,225	540,770
Navient Corp.	35,041	417,338
Northern Trust Corp.	20,610	1,544,513
People’s United Financial, Inc.	28,734	481,295
Plum Creek Timber Co., Inc. REIT	15,886	807,168
PNC Financial Services Group, Inc.	44,542	4,254,206
Principal Financial Group, Inc.	22,826	1,174,626
Progressive Corp.	50,052	1,542,603
ProLogis, Inc. REIT	46,747	1,998,434
Prudential Financial, Inc.	40,837	3,534,442
Public Storage, Inc. REIT	13,352	3,205,281
Realty Income Corp. REIT	20,700	1,027,134
Regions Financial Corp.	124,443	1,261,852
Simon Property Group, Inc. REIT	27,735	5,165,366
State Street Corp. (b)	36,847	2,674,355
SunTrust Banks, Inc.	46,082	2,000,880
Synchrony Financial (a)	67,771	2,157,161
T. Rowe Price Group, Inc.	21,520	1,638,748
Torchmark Corp.	11,284	684,036
Travelers Cos., Inc.	27,798	3,184,817
U.S. Bancorp	145,530	6,387,312
Unum Group	19,924	730,812
Ventas, Inc. REIT	29,803	1,589,692
Vornado Realty Trust REIT	16,246	1,571,963
Wells Fargo & Co.	410,546	22,621,085

	Shares	Value
Welltower, Inc. REIT	32,481	$2,052,474
Weyerhaeuser Co. REIT	47,681	1,533,898
XL Group PLC	28,120	1,073,622
Zions Bancorporation	18,258	547,010

		265,382,524

Health Care - 14.4%
Abbott Laboratories	130,859	5,878,186
AbbVie, Inc.	145,763	8,476,118
Aetna, Inc.	30,215	3,104,591
Agilent Technologies, Inc.	30,375	1,270,283
Alexion Pharmaceuticals, Inc. (a)	19,527	3,484,398
Allergan PLC (a)	34,726	10,900,144
AmerisourceBergen Corp.	17,452	1,721,465
Amgen, Inc.	66,991	10,792,250
Anthem, Inc.	23,219	3,027,293
Baxalta, Inc.	50,545	1,737,737
Baxter International, Inc.	50,545	1,903,019
Becton Dickinson and Co.	18,204	2,735,151
Biogen, Inc. (a)	19,847	5,693,310
Boston Scientific Corp. (a)	121,577	2,222,428
Bristol-Myers Squibb Co.	147,212	9,864,676
C.R. Bard, Inc.	6,462	1,207,231
Cardinal Health, Inc.	28,124	2,442,569
Celgene Corp. (a)	69,765	7,635,779
Cerner Corp. (a)	27,563	1,642,755
CIGNA Corp.	23,011	3,106,025
DaVita HealthCare Partners, Inc. (a)	15,472	1,130,075
DENTSPLY International, Inc.	11,766	713,726
Edwards Lifesciences Corp. (a)	9,645	1,572,135
Eli Lilly & Co.	85,857	7,043,708
Endo International PLC (a)	18,600	1,143,528
Express Scripts Holding Co. (a)	59,247	5,064,434
Gilead Sciences, Inc.	129,946	13,769,078
HCA Holdings, Inc. (a)	29,300	1,994,158
Henry Schein, Inc. (a)	7,600	1,189,248
Humana, Inc.	13,217	2,229,179
Illumina, Inc. (a)	12,900	2,372,310
Intuitive Surgical, Inc. (a)	3,152	1,639,103
Johnson & Johnson	243,841	24,686,463
Laboratory Corp. of America Holdings (a)	8,247	1,002,340
Mallinckrodt PLC (a)	10,300	699,473
McKesson Corp.	20,031	3,792,870
Medtronic PLC	124,804	9,402,733
Merck & Co., Inc.	249,298	13,215,287
Mylan NV (a)	37,807	1,939,499
Patterson Cos., Inc.	6,459	294,337
PerkinElmer, Inc.	9,732	517,353
Perrigo Co. PLC	13,114	1,959,101
Pfizer, Inc.	546,848	17,920,209
Quest Diagnostics, Inc.	12,958	885,291
Regeneron Pharmaceuticals, Inc. (a)	6,758	3,679,731
St. Jude Medical, Inc.	25,753	1,625,014

State Street Equity 500 Index Portfolio	5

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — November 30, 2015 (Unaudited)

	Shares	Value

Stryker Corp.	28,195	$2,719,690
Tenet Healthcare Corp. (a)	7,852	260,608
Thermo Fisher Scientific, Inc.	34,812	4,817,981
UnitedHealth Group, Inc.	84,222	9,492,662
Universal Health Services, Inc.	7,800	947,856
Varian Medical Systems, Inc. (a)	9,131	737,602
Vertex Pharmaceuticals, Inc. (a)	21,048	2,722,769
Waters Corp. (a)	6,815	905,168
Zimmer Biomet Holdings, Inc.	15,027	1,517,877
Zoetis, Inc.	41,228	1,925,348

		236,373,352

Industrials - 10.0%
3M Co.	55,143	8,634,291
ADT Corp.	14,656	519,848
Allegion PLC	7,237	486,399
American Airlines Group, Inc.	53,800	2,219,788
AMETEK, Inc.	21,701	1,225,238
Boeing Co.	56,324	8,192,326
C.H. Robinson Worldwide, Inc.	13,082	882,119
Caterpillar, Inc.	52,055	3,781,796
Cintas Corp.	8,922	817,166
CSX Corp.	84,159	2,392,640
Cummins, Inc.	15,444	1,550,114
Danaher Corp.	51,678	4,981,242
Deere & Co.	27,554	2,192,472
Delta Air Lines, Inc.	71,266	3,311,018
Dover Corp.	13,745	905,795
Dun & Bradstreet Corp.	3,545	382,116
Eaton Corp. PLC	40,999	2,384,502
Emerson Electric Co.	59,769	2,988,450
Equifax, Inc.	10,495	1,170,192
Expeditors International of Washington, Inc.	17,144	832,170
Fastenal Co.	25,742	1,044,610
FedEx Corp.	23,350	3,701,909
Flowserve Corp.	13,755	636,031
Fluor Corp.	13,156	639,382
General Dynamics Corp.	26,989	3,952,809
General Electric Co.	831,850	24,905,589
Honeywell International, Inc.	68,303	7,100,097
Illinois Tool Works, Inc.	28,271	2,656,909
Ingersoll-Rand PLC	24,016	1,409,019
Jacobs Engineering Group, Inc. (a)	11,757	518,954
JB Hunt Transport Services, Inc.	8,500	665,040
Kansas City Southern	9,704	882,288
L-3 Communications Holdings, Inc.	7,265	889,309
Lockheed Martin Corp.	23,249	5,095,251
Masco Corp.	31,639	946,322
Nielsen Holdings PLC	31,775	1,483,257
Norfolk Southern Corp.	27,168	2,582,590
Northrop Grumman Corp.	16,786	3,128,239
PACCAR, Inc.	31,635	1,643,755
Parker-Hannifin Corp.	12,014	1,257,385

	Shares	Value
Pentair PLC	16,891	$957,720
Pitney Bowes, Inc.	18,021	389,254
Precision Castparts Corp.	11,878	2,750,232
Quanta Services, Inc. (a)	17,693	390,131
Raytheon Co.	26,136	3,241,648
Republic Services, Inc.	20,014	879,215
Robert Half International, Inc.	11,874	607,711
Rockwell Automation, Inc.	12,679	1,349,553
Rockwell Collins, Inc.	10,800	1,000,944
Roper Technologies, Inc.	8,435	1,632,088
Ryder System, Inc.	5,655	373,004
Snap-on, Inc.	5,172	890,411
Southwest Airlines Co.	56,927	2,611,811
Stanley Black & Decker, Inc.	12,750	1,391,790
Stericycle, Inc. (a)	8,204	990,387
Textron, Inc.	26,206	1,118,210
Tyco International PLC	39,336	1,388,954
Union Pacific Corp.	76,438	6,416,970
United Continental Holdings, Inc. (a)	32,000	1,783,360
United Parcel Service, Inc. (Class B)	61,455	6,330,480
United Rentals, Inc. (a)	8,900	700,163
United Technologies Corp.	72,927	7,004,638
Verisk Analytics, Inc. (a)	14,200	1,064,290
W.W. Grainger, Inc.	5,512	1,105,376
Waste Management, Inc.	35,904	1,930,558
Xylem, Inc.	13,834	516,285

		163,803,610

Information Technology - 20.8%
Accenture PLC (Class A)	55,982	6,002,390
Activision Blizzard, Inc.	46,200	1,739,892
Adobe Systems, Inc. (a)	43,413	3,970,553
Akamai Technologies, Inc. (a)	16,234	935,241
Alliance Data Systems Corp. (a)	5,304	1,521,452
Alphabet, Inc. (Class A) (a)	25,423	19,393,936
Alphabet, Inc. (Class C) (a)	25,945	19,266,757
Altera Corp.	25,954	1,370,371
Amphenol Corp. (Class A)	25,880	1,424,694
Analog Devices, Inc.	26,718	1,646,630
Apple, Inc.	503,164	59,524,301
Applied Materials, Inc.	111,253	2,088,219
Autodesk, Inc. (a)	19,970	1,267,496
Automatic Data Processing, Inc.	41,665	3,594,023
Avago Technologies, Ltd.	22,918	2,989,653
Broadcom Corp. (Class A)	51,135	2,793,505
CA, Inc.	24,759	695,976
Cisco Systems, Inc.	450,129	12,266,015
Citrix Systems, Inc. (a)	14,978	1,148,363
Cognizant Technology Solutions Corp. (Class A) (a)	54,627	3,527,812
Corning, Inc.	110,150	2,063,110
CSRA, Inc. (a)	13,232	416,940
eBay, Inc. (a)	99,458	2,942,962
Electronic Arts, Inc. (a)	26,721	1,811,417

6	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — November 30, 2015 (Unaudited)

	Shares	Value

EMC Corp.	171,374	$4,342,617
Equinix, Inc. REIT	5,338	1,582,717
F5 Networks, Inc. (a)	6,159	634,377
Facebook, Inc. (Class A) (a)	198,507	20,692,370
Fidelity National Information Services, Inc.	26,186	1,667,263
First Solar, Inc. (a)	6,849	387,037
Fiserv, Inc. (a)	20,842	2,005,834
FLIR Systems, Inc.	11,839	361,800
Harris Corp.	9,998	831,134
Hewlett Packard Enterprise Co. (a)	163,963	2,436,490
HP, Inc.	163,963	2,056,096
Intel Corp.	421,020	14,638,865
International Business Machines Corp.	79,747	11,118,327
Intuit, Inc.	24,526	2,457,505
Juniper Networks, Inc.	34,144	1,028,759
KLA-Tencor Corp.	12,673	842,374
Lam Research Corp.	14,181	1,108,954
Linear Technology Corp.	20,421	933,648
Mastercard, Inc. (Class A)	88,049	8,621,758
Microchip Technology, Inc.	19,906	961,062
Micron Technology, Inc. (a)	101,128	1,610,969
Microsoft Corp.	705,077	38,320,935
Motorola Solutions, Inc.	13,128	942,328
NetApp, Inc.	28,943	887,392
NVIDIA Corp.	43,612	1,383,373
Oracle Corp.	287,470	11,202,706
Paychex, Inc.	28,631	1,553,232
PayPal Holdings, Inc. (a)	99,458	3,506,889
Qorvo, Inc. (a)	13,600	789,752
QUALCOMM, Inc.	138,585	6,761,562
Red Hat, Inc. (a)	16,430	1,337,566
Salesforce.com, Inc. (a)	54,205	4,319,597
SanDisk Corp.	17,006	1,256,233
Seagate Technology PLC	29,076	1,044,991
Skyworks Solutions, Inc.	17,300	1,436,246
SL Green Realty Corp. REIT	9,000	1,062,720
Symantec Corp.	63,103	1,235,557
TE Connectivity, Ltd.	34,549	2,317,892
Teradata Corp. (a)	12,813	383,237
Texas Instruments, Inc.	91,906	5,341,577
Total System Services, Inc.	13,399	749,808
VeriSign, Inc. (a)	8,020	717,309
Visa, Inc. (Class A)	172,740	13,648,187
Western Digital Corp.	19,647	1,226,169
Western Union Co.	42,240	796,646
Xerox Corp.	76,492	806,991
Xilinx, Inc.	23,142	1,149,926
Yahoo!, Inc. (a)	74,037	2,503,191

		341,403,676

Materials - 2.8%
Air Products & Chemicals, Inc.	17,407	2,382,844
Airgas, Inc.	5,840	807,088

	Shares	Value
Alcoa, Inc.	111,089	$1,039,793
Avery Dennison Corp.	7,818	515,675
Ball Corp.	12,658	878,718
C.F. Industries Holdings, Inc.	19,730	910,342
Dow Chemical Co.	101,490	5,290,674
E.I. du Pont de Nemours & Co.	79,194	5,332,924
Eastman Chemical Co.	12,072	877,031
Ecolab, Inc.	24,265	2,891,418
FMC Corp.	13,422	576,743
Freeport-McMoRan, Inc.	92,164	753,902
International Flavors & Fragrances, Inc.	6,480	777,665
International Paper Co.	39,008	1,631,705
LyondellBasell Industries NV (Class A)	33,252	3,186,207
Martin Marietta Materials, Inc.	6,155	968,797
Monsanto Co.	37,994	3,615,509
Mosaic Co.	27,716	876,934
Newmont Mining Corp.	42,973	791,133
Nucor Corp.	26,606	1,102,819
Owens-Illinois, Inc. (a)	13,263	255,843
PPG Industries, Inc.	23,188	2,451,899
Praxair, Inc.	24,600	2,774,880
Sealed Air Corp.	18,969	860,434
Sherwin-Williams Co.	6,987	1,928,901
Vulcan Materials Co.	10,990	1,128,343
WestRock Co.	23,948	1,212,487

		45,820,708

Telecommunication Services - 2.3%
AT&T, Inc.	545,418	18,364,224
CenturyLink, Inc.	50,273	1,353,852
Frontier Communications Corp.	83,838	418,352
Level 3 Communications, Inc. (a)	25,600	1,301,248
Verizon Communications, Inc.	360,351	16,377,953

		37,815,629

Utilities - 2.8%
AES Corp.	57,259	572,017
AGL Resources, Inc.	10,502	657,110
Ameren Corp.	21,056	921,411
American Electric Power Co., Inc.	43,843	2,455,647
CenterPoint Energy, Inc.	38,135	646,388
CMS Energy Corp.	24,501	858,025
Consolidated Edison, Inc.	24,600	1,528,890
Dominion Resources, Inc.	53,268	3,588,665
DTE Energy Co.	15,039	1,210,489
Duke Energy Corp.	59,591	4,037,886
Edison International	28,905	1,715,801
Entergy Corp.	15,800	1,052,754
Eversource Energy	26,443	1,347,271
Exelon Corp.	76,859	2,099,019
FirstEnergy Corp.	39,729	1,247,093
NextEra Energy, Inc.	40,257	4,020,064
NiSource, Inc.	27,678	531,141

State Street Equity 500 Index Portfolio	7

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — November 30, 2015 (Unaudited)

	Shares	Value

NRG Energy, Inc.	30,098	$372,011
Pepco Holdings, Inc.	20,759	532,884
PG&E Corp.	45,012	2,373,483
Pinnacle West Capital Corp.	11,056	700,508
PPL Corp.	61,756	2,102,174
Public Service Enterprise Group, Inc.	44,936	1,756,998
SCANA Corp.	13,901	822,105
Sempra Energy	20,824	2,066,366
Southern Co.	81,384	3,624,843
TECO Energy, Inc.	18,350	482,972
WEC Energy Group, Inc.	26,587	1,311,271
Xcel Energy, Inc.	47,200	1,683,152

		46,318,438

Total Common Stocks (Cost $661,170,527)		1,617,329,459

	Par Amount
U.S. Government Security - 0.2%
U.S. Treasury Bill 0.02% due 03/10/2016 (c)(d)(e)	$3,860,000	3,859,786

Total U.S. Government Security (Cost $3,859,786)		3,859,786

	Shares
Short Term Investment
Money Market Fund - 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)(f) (Cost $14,727,367)	14,727,367	14,727,367

Total Investments - 99.7% (g) (Cost $679,757,680) (h)		1,635,916,612

Other Assets in Excess of Liabilities - 0.3%		4,127,865

Net Assets - 100.0%		$1,640,044,477

(a)	Non-income producing security.
(b)	Affiliated issuer. See table that follows for more information.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (see accompanying Notes to the Portfolio of Investments).
(d)	Rate represents annualized yield at date of purchase.
(e)	All or part of this security has been designated as collateral for futures contracts.
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (see accompanying Notes to the Portfolio of Investments).
(h)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2015 was $972,136,500 and $15,977,568, respectively, resulting in net unrealized appreciation of investments of $956,158,932.

Abbreviations:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Portfolio of Investments.

8	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Notes to Portfolio of Investments — November 30, 2015 (Unaudited)

Security Valuation - The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to policies and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments. The members of the Committee are approved by the Board.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940 and in accordance with Portfolio’s procedures to stabilize net asset value.

•

Exchange traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policies and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s net asset value and the prices used by the Portfolio’s underlying index, which in turn could result in a difference between the Portfolio’s performance and the performance of the Portfolio’s underlying index. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes.

The Portfolio values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended November 30, 2015.

Notes to Portfolio of Investments	9

State Street Equity 500 Index Portfolio

Notes to Portfolio of Investments, continued — November 30, 2015 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of November 30, 2015. The breakdown of the Portfolio’s investments into major categories is disclosed in its portfolio of investments.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Assets:

Investments:
Common Stocks	$1,617,329,459	$—	$—	$1,617,329,459
U.S. Government Security	—	3,859,786	—	3,859,786
Short Term Investment	14,727,367	—	—	14,727,367

Total Investments	1,632,056,826	3,859,786	—	1,635,916,612

Assets:

Other Financial Instruments:
Futures contracts	115,523	—	—	115,523

Total Investments and Other Financial Instruments	$1,632,172,349	$3,859,786	$—	$1,636,032,135

Derivatives

Futures – The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as part of unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when a contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized Appreciation
S&P 500 Financial Futures Contracts (long) Expiration Date 12/2015	219	$22,773,810	$115,523

Total unrealized appreciation on open futures contracts purchased			$115,523

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the benchmark and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

10	Notes to Portfolio of Investments

State Street Equity 500 Index Portfolio

Notes to Portfolio of Investments, continued — November 30, 2015 (Unaudited)

Affiliates Table

Certain investments made by the Portfolio were held in securities affiliated with State Street and SSGA Funds Management, Inc. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund and State Street Institutional U.S. Government Money Market Fund. Amounts relating to these investments at November 30, 2015 and for the period then ended are:

Security Description	Number of Shares Held at 12/31/14	Shares Purchased for the Eleven Months Ended 11/30/15	Shares Sold for the Eleven Months Ended 11/30/15	Number of Shares Held at 11/30/15	Value at 11/30/15	Income Earned for the Eleven Months Ended 11/30/15	Realized Gain/Loss on Shares Sold
State Street Corp.	62,947	3,700	29,800	36,847	2,674,355	$65,314	$952,979
State Street Institutional Liquid Reserves Fund, Premier Class	91,116,189	233,280,226	324,396,415	—	—	45,868	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	126,601,767	111,874,400	14,727,367	14,727,367	2,507	—

Notes to Portfolio of Investments	11

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer (Principal Financial Officer)

Date: January 22, 2016